Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	HDB
Entity Registrant Name	HDFC BANK LTD
Entity Central Index Key	0001144967
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,346,688,270

CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
ASSETS:
Cash and cash equivalents	$ 3,695.1	188,043	288,902.1
Term placements	2,949.4	150,096.5	102,049.4
Investments held for trading, at fair value	1,513.9	77,043.4	38,216.9
Investments available for sale, at fair value (includes restricted investments of Rs. 535,694.2 and Rs. 544,169.2 (US$ 10,693.1), respectively)	15,859.3	807,080.4	628,704.9
Securities purchased under agreements to resell	410.1	20,868.3	0
Loans (net of allowance of Rs. 25,894.3 and Rs. 27,906.9 (US$ 548.4), respectively)	39,425.7	2,006,374.3	1,622,856
Accrued interest receivable	523.6	26,645.5	19,752.6
Property and equipment, net	490.5	24,960.9	22,881.2
Intangible assets, net	80.1	4,074	6,402.9
Goodwill	1,472.5	74,937.9	74,937.9
Other assets	3,753.9	191,031.5	115,532.4
Total assets	70,174.1	3,571,155.7	2,920,236.3
Liabilities:
Interest-bearing deposits	39,537.4	2,012,057.9	1,619,283.6
Non-interest-bearing deposits	8,901.4	452,991.7	462,845.4
Total deposits	48,438.8	2,465,049.6	2,082,129
Securities sold under repurchase agreements	1,375.5	70,000	60,000
Short-term borrowings	2,213.5	112,642.8	76,686.7
Accrued interest payable	1,020.6	51,935.9	27,746
Long-term debt	3,504.9	178,366.6	93,287.2
Accrued expenses and other liabilities	5,827.6	296,568.1	232,557.6
Total liabilities	62,380.9	3,174,563	2,572,406.5
Commitments and contingencies (see note 27)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 2,750,000,000 shares; issued and outstanding 2,326,128,420 shares and 2,346,688,270 shares, as of March 31, 2011 and March 31, 2012, respectively (see note 1)	92.2	4,693.4	4,652.2
Additional paid-in capital	4,805.8	244,564.7	235,377.9
Retained earnings	1,960.4	99,761.6	71,946.1
Statutory reserve	1,046.3	53,248.3	40,228
Accumulated other comprehensive income (loss)	(141.7)	(7,212.8)	(5,712.5)
Total HDFC Bank Limited shareholders' equity	7,763	395,055.2	346,491.7
Noncontrolling interest in subsidiaries	30.2	1,537.5	1,338.1
Total shareholders' equity	7,793.2	396,592.7	347,829.8
Total liabilities and shareholders' equity	$ 70,174.1	3,571,155.7	2,920,236.3

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR
Investments available for sale, at fair value, restricted investments	$ 10,693.1	544,169.2		535,694.2
Loans, allowance	$ 548.4	27,906.9	$ 508.8	25,894.3
Equity shares, par value		2		2
Equity shares, authorized	2,750,000,000	2,750,000,000	2,750,000,000	2,750,000,000
Equity shares, issued	2,346,688,270	2,346,688,270	2,326,128,420	2,326,128,420
Equity shares, outstanding	2,346,688,270	2,346,688,270	2,326,128,420	2,326,128,420

CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2012 Per ADS information (where 1 ADS represents 3 shares): USD ($)	Mar. 31, 2012 Per ADS information (where 1 ADS represents 3 shares): INR	Mar. 31, 2011 Per ADS information (where 1 ADS represents 3 shares): INR	Mar. 31, 2010 Per ADS information (where 1 ADS represents 3 shares): INR
Interest and dividend revenue:
Loans	$ 4,132.8		210,315.7		153,719.7		118,364.5
Trading securities	79.7		4,056.2		3,013.8		4,445.2
Available for sale securities	1,112.6		56,621		40,739.8		33,304.6
Other	128.6		6,547.1		4,778.7		2,537
Total interest and dividend revenue	5,453.7		277,540		202,252		158,651.3
Interest expense:
Deposits	2,491.3		126,783.1		80,216.3		69,854
Short-term borrowings	240.4		12,233.8		5,357.1		1,420.4
Long-term debt	235.6		11,988.5		8,224.9		6,052.6
Other	2.8		142.6		51.4		393
Total interest expense	2,970.1		151,148		93,849.7		77,720
Net interest revenue	2,483.6		126,392		108,402.3		80,931.3
Provision for credit losses	154		7,837.3		9,621.9		18,193.9
Net interest revenue after provision for credit losses	2,329.6		118,554.7		98,780.4		62,737.4
Non-interest revenue, net:
Fees and commissions	881.6		44,867.2		38,718.9		30,469.3
Trading securities gain/(loss), net	(3)		(154.7)		(598.3)		100.2
Realized gain/(loss) on sales of available for sale securities, net	(25.8)		(1,315.1)		375.7		4,574.9
Other than temporary impairment losses on available for sale securities	(25.5)		(1,299.2)		(186.7)		(445.5)
Foreign exchange transactions	148		7,531.5		12,283.4		5,091.6
Derivatives gain/(loss), net	54.8		2,788.7		(3,873.8)		2,911
Other, net	3.4		177.1		96.2		198.2
Total non-interest revenue, net	1,033.5		52,595.5		46,815.4		42,899.7
Total revenue, net	3,363.1		171,150.2		145,595.8		105,637.1
Non-interest expense:
Salaries and staff benefits	899.8		45,791.3		37,865.6		31,665.9
Premises and equipment	286.8		14,595.1		12,419.8		11,033.2
Depreciation and amortization	109.8		5,588.7		5,138.6		4,133.7
Administrative and other	570		29,009.5		24,387.6		17,808.6
Amortization of intangible assets	45.8		2,328.9		2,558.6		3,769.5
Total non-interest expense	1,912.2		97,313.5		82,370.2		68,410.9
Income before income tax	1,450.9		73,836.7		63,225.6		37,226.2
Income tax expense	468.2	[1]	23,828.7	[1]	21,698.3	[1]	12,338.4	[1]
Net income before noncontrolling interest	982.7		50,008		41,527.3		24,887.8
Less: Net income attributable to noncontrolling interest	4.4		224.6		330.4		317.1
Net income attributable to HDFC Bank Limited	$ 978.3		49,783.4		41,196.9		24,570.7
Per share information:
Earnings per share-basic	$ 0.42		21.3		17.84		11.26		$ 1.26	63.9	53.52	33.78
Earnings per share-diluted	$ 0.41		21.12		17.59		11.12		$ 1.23	63.36	52.77	33.36

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,955.3 million, Rs. 2,402.1 million and Rs.782.3 million for fiscals 2010, 2011 and 2012, respectively.

CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2010 INR
Cash flows from operating activities:
Net income before noncontrolling interest	$ 982.7		50,008		41,527.3		24,887.8
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	154		7,837.3		9,621.9		18,193.9
Depreciation and amortization	109.8		5,588.7		5,138.6		4,133.7
Amortization of intangibles	45.8		2,328.9		2,558.6		3,769.5
Amortization of deferred acquisition costs	90.6		4,608.8		3,986.7		3,664.3
Amortization of premium (discount) on investments	6.4		324.1		1,698.5		3,760.6
Other than temporary impairment of investment	25.5		1,299.2		186.7		445.5
Provision for deferred income taxes	(38.3)	[1]	(1,950)	[1]	(1,207.1)	[1]	(1,318.3)	[1]
Share-based compensation expense	76.4		3,887.7		3,407.7		3,580.6
Net realized (gain) loss on sale of available for sale securities	25.8		1,315.1		(375.7)		(4,574.9)
(Gain) loss on disposal of property and equipment, net	(0.2)		(12.6)		8.8		(37.9)
Exchange (gain) loss	(60.6)		(3,089.5)		485		1,517.4
Net change in:
Investments held for trading	(851)		(43,305.8)		(10,058.1)		7,227.4
Accrued interest receivable	(135.3)		(6,885.6)		(5,987)		(525.3)
Other assets	(1,163.8)		(59,217.5)		2,563.2		29,916.1
Accrued interest payable	475.2		24,180.8		7,783.3		(13,261.7)
Accrued expense and other liabilities	993.6		50,574.7		(11,221.8)		27,685.7
Net cash provided by operating activities	736.6		37,492.3		50,116.6		109,064.4
Cash flows from investing activities:
Net change in term placements	(946.6)		(48,174.4)		(43,925.1)		(23,646)
Activity in available for sale securities:
Purchases	(10,876.6)		(553,510.4)		(365,974.2)		(231,417.2)
Proceeds from sales	178.4		9,078.8		32,172.5		162,692.6
Maturities, prepayments and calls	7,135		363,100.6		176,740.8		82,571.4
Net change in repurchase options and reverse repurchase options	(213.6)		(10,868.3)		80,000		5,497.2
Loans purchased	(1,125.2)		(57,263.2)		(65,074.6)		(72,747.8)
Repayments on loans purchased	811.6		41,302.5		28,245.7		23,836.4
Increase in loans originated, net of principal collections	(7,465.1)		(379,906.4)		(303,115.8)		(284,839.6)
Additions to property and equipment	(155.7)		(7,924.5)		(5,836.1)		(5,978.6)
Proceeds from sale or disposal of property and equipment	0.9		46		90.8		123.8
Net cash used in investing activities	(12,656.9)		(644,119.3)		(466,676)		(343,907.8)
Cash flows from financing activities:
Net increase in deposits	7,569.3		385,202.5		409,794.4		246,365
Net increase (decrease) in short-term borrowings	759.3		38,641.2		(21,185.6)		70,763.3
Proceeds from issue of shares by a subsidiary to noncontrolling interests	0.2		12.3		113.7		0
Proceeds from issuance of long-term debt	1,735.7		88,329.3		22,687.8		10,201
Repayment of long-term debt	(121.6)		(6,188.1)		(5,312.5)		(936.8)
Proceeds from issuance of equity shares for options exercised	104.2		5,302.8		8,281.6		5,559.7
Proceeds from issuance of warrants/equity shares on exercise of warrants	0		0		0		36,080.5
Payment of dividends and dividend tax	(175.8)		(8,947.6)		(6,440.9)		(4,985.8)
Net cash provided by financing activities	9,871.3		502,352.4		407,938.5		363,046.9
Effect of exchange rate changes on cash and cash equivalents	67.1		3,415.5		(35.5)		(1,869.4)
Net change in cash and cash equivalents	(1,981.9)		(100,859.1)		(8,656.4)		126,334.1
Cash and cash equivalents, beginning of year	5,677		288,902.1		297,558.5		171,224.4
Cash and cash equivalents, end of year	3,695.1		188,043		288,902.1		297,558.5
Supplementary cash flow information:
Interest paid	2,494.8		126,958.1		86,067.9		90,981.1
Income taxes paid	553.7		28,180.1		23,206		14,526.2
Non-cash investment activities
Payable for purchase of property and equipment	$ 6.1		311.6		533.9		221.9

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,281.3 million, Rs. 919.1 million and Rs.805.1 million for fiscals 2010, 2011 and 2012, respectively.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data	Total USD ($)	Total INR	Equity Shares USD ($)	Equity Shares INR	Additional Paid In Capital USD ($)	Additional Paid In Capital INR	Retained Earnings USD ($)	Retained Earnings INR	Statutory Reserve USD ($)		Statutory Reserve INR		Accumulated Other Comprehensive Income (loss) USD ($)	Accumulated Other Comprehensive Income (loss) INR	Total HDFC Bank Limited Shareholders Equity USD ($)	Total HDFC Bank Limited Shareholders Equity INR	Noncontrolling Interest USD ($)	Noncontrolling Interest INR	Comprehensive Income USD ($)	Comprehensive Income INR
Beginning Balance at Mar. 31, 2009		250,053.1		4,253.8		178,887.7		34,845.9			22,987.3	[1]		8,523		249,497.7		555.4
Beginning Balance (in shares) at Mar. 31, 2009				2,126,920,545
Shares issued upon exercise of warrants (in shares)				131,001,100
Shares issued upon exercise of warrants		36,080.5		262		35,818.5										36,080.5
Shares issued upon exercise of options (in shares)				30,794,715
Shares issued upon exercise of options		5,559.7		61.6		5,498.1										5,559.7
Share-based compensation		3,580.6				3,580.6										3,580.6
Dividends, including dividend tax		(4,985.8)						(4,985.8)								(4,985.8)
Transfer to statutory reserve								(7,371.7)			7,371.7	[1]
Net income		24,887.8						24,570.7								24,570.7		317.1		24,887.8
Unrealized loss (gain) reclassified to earnings [net of tax Rs. 36.5 in 2012, Rs. (320.7) in 2011 and Rs. (1,528.0)]		(3,072)												(3,072)		(3,072)				(3,072)
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (782.3) in 2012, Rs. (2,402.1) in 2011 and (2,955.3) in 2010]		(5,634.3)												(5,634.3)		(5,634.3)				(5,634.3)
Foreign currency translation reserve		(15.4)												(15.4)		(15.4)				(15.4)
Comprehensive income																				16,166.1
Comprehensive income attributable to HDFC Bank Limited																				15,849
Comprehensive income attributable to Noncontrolling interest																				317.1
Total comprehensive income																				16,166.1
Ending Balance at Mar. 31, 2010		306,454.2		4,577.4		223,784.9		47,059.1			30,359	[1]		(198.7)		305,581.7		872.5
Ending Balance (in shares) at Mar. 31, 2010				2,288,716,360
Shares issued upon exercise of options (in shares)				37,412,060
Shares issued upon exercise of options		8,281.6		74.8		8,206.8										8,281.6
Share-based compensation		3,407.7				3,407.7										3,407.7
Dividends, including dividend tax		(6,440.9)						(6,440.9)								(6,440.9)
Change in ownership interest in subsidiary						(21.5)										(21.5)		21.5
Shares issued to non-controlling interest		113.7																113.7
Transfer to statutory reserve								(9,869)			9,869	[1]
Net income		41,527.3						41,196.9								41,196.9		330.4		41,527.3
Unrealized loss (gain) reclassified to earnings [net of tax Rs. 36.5 in 2012, Rs. (320.7) in 2011 and Rs. (1,528.0)]		(644.8)												(644.8)		(644.8)				(644.8)
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (782.3) in 2012, Rs. (2,402.1) in 2011 and (2,955.3) in 2010]		(4,832.9)												(4,832.9)		(4,832.9)				(4,832.9)
Foreign currency translation reserve		(36.1)												(36.1)		(36.1)				(36.1)
Comprehensive income																				36,013.5
Comprehensive income attributable to HDFC Bank Limited																				35,683.1
Comprehensive income attributable to Noncontrolling interest																				330.4
Total comprehensive income																				36,013.5
Ending Balance at Mar. 31, 2011		347,829.8		4,652.2		235,377.9		71,946.1			40,228	[1]		(5,712.5)		346,491.7		1,338.1
Ending Balance (in shares) at Mar. 31, 2011				2,326,128,420
Shares issued upon exercise of options (in shares)				20,559,850
Shares issued upon exercise of options		5,302.8		41.2		5,261.6										5,302.8
Share-based compensation		3,887.7				3,887.7										3,887.7
Dividends, including dividend tax		(8,947.6)						(8,947.6)								(8,947.6)
Change in ownership interest in subsidiary		0				37.5										37.5		(37.5)
Shares issued to non-controlling interest		12.3														0		12.3
Transfer to statutory reserve		0						(13,020.3)			13,020.3	[1]				0
Net income	982.7	50,008						49,783.4								49,783.4		224.6		50,008
Unrealized loss (gain) reclassified to earnings [net of tax Rs. 36.5 in 2012, Rs. (320.7) in 2011 and Rs. (1,528.0)]		76												76		76				76
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (782.3) in 2012, Rs. (2,402.1) in 2011 and (2,955.3) in 2010]		(1,829.9)												(1,829.9)		(1,829.9)				(1,829.9)
Foreign currency translation reserve		253.6												253.6		253.6				253.6
Comprehensive income																			953.2	48,507.7
Comprehensive income attributable to HDFC Bank Limited																				48,283.1
Comprehensive income attributable to Noncontrolling interest																				224.6
Total comprehensive income																			953.2	48,507.7
Ending Balance at Mar. 31, 2012	$ 7,793.2	396,592.7	$ 92.2	4,693.4	$ 4,805.8	244,564.7	$ 1,960.4	99,761.6	$ 1,046.3	[1]	53,248.3	[1]	$ (141.7)	(7,212.8)	$ 7,763	395,055.2	$ 30.2	1,537.5
Ending Balance (in shares) at Mar. 31, 2012			2,346,688,270

[1]	In terms of local regulations the Bank is required to transfer 25% of its profit after tax (Indian GAAP ) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Unrealized loss (gain) reclassified to earnings, tax	36.5	(320.7)	(1,528)
Change in the unrealized net (loss) gain on available for sale securities, tax	(782.3)	(2,402.1)	(2,955.3)

The Bank	12 Months Ended
Mar. 31, 2012
The Bank

1. The Bank

HDFC Bank Limited (the “Bank”) was incorporated in August 1994 with its registered office in Mumbai, India. The Bank is a banking company governed by India’s Banking Regulations Act, 1949. The Bank’s shares are listed on the Bombay Stock Exchange Ltd. and The National Stock Exchange of India Ltd., its ADSs are listed on the New York Stock Exchange and its GDRs are listed on the Luxembourg Stock Exchange.

The Bank’s largest shareholder is Housing Development Finance Corporation Limited (“HDFC Limited”), which, along with its subsidiaries, owns 23.2% of the Bank’s equity as of March 31, 2012. The remainder of the Bank’s equity is widely held by the public and by foreign and Indian institutional investors.

By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. All share/ADS and per share/ADS data have been retroactively restated to reflect the effect of stock split. One ADS continues to represent three shares.

The Bank’s principal business activities are retail banking, wholesale banking and treasury services. The Bank’s retail banking division provides a variety of deposit products as well as loans, credit cards, debit cards, third-party mutual funds and insurance, investment advisory services, depositary services, trade finance, foreign exchange and derivative services and sale of gold bars. Through its wholesale banking operations, the Bank provides loans, deposit products, documentary credits, guarantees, bullion trading, foreign exchange, and derivative products. It also provides cash management services, clearing and settlement services for stock exchanges, tax and other collections for the government, custody services for mutual funds and correspondent banking services. The Bank’s treasury group manages its debt securities and money market operations and its foreign exchange and derivative products.

Summary of significant accounting policies	12 Months Ended
Mar. 31, 2012
Summary of significant accounting policies

2. Summary of significant accounting policies

a. Principles of consolidation

The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in Non-interest revenue, other. The Bank consolidates Variable Interest Entities (VIEs) where the Bank is determined to be the primary beneficiary under Financial Accounting Standard Board Accounting Standard Codification “FASB ASC” Topic 810 “Consolidations”. All significant inter-company accounts and transactions are eliminated on consolidation.

b. Basis of presentation

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulations Act and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences insofar as they relate to the Bank include: determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred income taxes, stock-based compensation, employee benefits, loan origination fees, derivative financial instruments, business combination and the presentation format and disclosures of the financial statements and related notes.

c. Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, other than temporary impairment, valuation of derivatives, stock-based compensation and impairment assessment of goodwill.

d. Cash and cash equivalents

The Bank considers all highly liquid financial instruments, which are readily convertible into cash and have original maturities of three months or less on the date of purchase, to be cash equivalents.

e. Customer acquisition costs

Customer acquisition costs principally consist of commissions paid to third party referral agents who obtain retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans. Advertising and marketing expenses incurred to solicit new business are expensed as incurred.

f. Investments in securities

Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt and equity securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.

Credit substitute securities typically consist of commercial paper and short-term debentures issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in Note 8 and on concentrations of credit risk in Note 12.

All other securities including mortgage and asset-backed securities are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly rated.

Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in earnings.

Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.

Equity securities with readily determinable fair values and all debt securities that are not classified as HTM or HFT are classified as available for sale (“AFS”) and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.

Fair values are based on market quotations where a market quotation is available or otherwise based on present values at current interest rates for such investments.

Where management determines that an HTM security’s credit rating has been irrevocably downgraded, and continued holding to maturity is likely to result in increased losses, it transfers the security to AFS or sells the security at the best available price.

Transfers between categories are recorded at fair value on the date of the transfer.

g. Impairment of securities

Declines in the fair values of held to maturity and available for sale securities below their carrying value that are other than temporary are reflected in earnings as realized losses, based on management’s best estimate of the fair value of the investment. The Bank identifies other than temporary declines based on an evaluation of all significant factors, including the length of time and extent to which fair value is less than carrying value and the financial condition and economic prospects of the issuer. Estimates of any declines in the fair values of credit substitute securities that are other than temporary are measured on a case-by-case basis together with loans to those customers. The Bank does not recognize an impairment for debt securities if the cause of the decline is related solely to interest rate increase and the Bank does not intend to sell the security and it is not more likely than not that the Bank will be required to sell the security before recovery of its amortized cost basis.

h. Loans

The Bank grants retail and wholesale loans to customers.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses.

Interest is accrued on the unpaid principal balance and is included in interest income. Loans are placed on “non-accrual” status when interest or principal payments are past due for a specified period, at which time no further interest is accrued and overdue interest is written off against interest income. Interest income on loans placed on non-accrual status is recognized when received. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are placed on “non-accrual” status when interest or principal payments are one quarter past due.

i. Allowance for credit losses

The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio. The allowance for credit losses consists of allowances for retail loans and wholesale loans.

Retail

The Bank’s retail loan loss allowance consists of specific and unallocated allowances.

The Bank establishes a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due and the nature of the security available. Additionally the Bank monitors loan to value ratios for loan against securities. The loans are charged off against allowances typically when the account becomes 150 to 1,083 days past due depending on the type of loans. The defined delinquency levels at which major loan types are charged off are 150 days past due for personal loans and credit card receivables, 180 days past due for auto loans, commercial vehicle and construction equipment finance, 720 days past due for housing loans and on a customer by customer basis in respect of retail business banking when management believes that any future cash flows from these loans are remote including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements are not feasible.

The Bank also records unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank establishes an unallocated allowance for loans in each product group based on its estimate of the expected amount of losses inherent in such product. In making such estimates, among other factors considered, the Bank stratifies such loans based on the number of days past due and takes into account historical losses for such product, the nature of security available and loan to value ratios. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

Wholesale

The allowance for wholesale loans consists of specific and unallocated components. The allowance for such credit losses is evaluated on a regular basis by management and is based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are charged off against the allowance when management believes that the loan balance cannot be recovered. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.

The Bank establishes specific allowances for each impaired wholesale loan customer in the aggregate for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent.

Wholesale loans that experience insignificant payment delays and payment shortfalls are generally not classified as impaired but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed.

In light of the significant growth in the size and diversity of its wholesale loan portfolio, the Bank has also established an unallocated allowance for wholesale standard loans based on the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its wholesale unallocated allowance based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio.

j. Sales/transfer of receivables

The Bank enters into assignment transactions, which are similar to asset-backed securitization transactions through the SPE route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates. The Bank also sells finance receivables to special purpose entities (SPEs), formerly qualifying special purpose entities (QSPEs) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these SPEs, cash collateral and other credit and liquidity enhancements. The receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings.

Effective April 1, 2010, upon adoption of ASU 2009-16, the Bank first makes a determination as to whether the securitization entity would be consolidated. Second, it determines whether the transfer of financial assets is considered a sale. Furthermore, former qualifying special purpose entities (QSPEs) are now considered VIEs and are no longer exempt from consolidation. The Bank consolidates VIEs when it has both: (1) power to direct activities of the VIE that most significantly impact the entity’s economic performance and (2) an obligation to absorb losses or right to receive benefits from the entity that could potentially be significant to the VIE.

Gains or losses from the sale of receivables are recognized in the income statement in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.

Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.

k. Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank and capital advances are included in other assets.

l. Impairment or disposal of tangible long-lived assets

Whenever events or circumstances indicate that the carrying amount of tangible long lived assets may not be recoverable, the Bank subjects such long lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.

m. Income tax

Income tax expense/benefit consists of the current tax provision and the net change in the deferred tax asset or liability in the year.

The Bank’s policy is to include interest and penalties related to gross unrecognized tax benefits within the provision for income taxes. Interest income or expenses on overpayments and underpayments of income taxes are included as an element of provision for income taxes.

Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying values of assets and liabilities and their respective tax bases, and operating loss carry forwards. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Under FASB ASC 740, income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit.

n. Revenue recognition

Interest income from loans and from investments is recognized on an accrual basis when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received. The Bank generally does not charge upfront loan origination fees. Nominal application fees are charged which offset the related costs incurred.

Fees and commissions from guarantees issued are amortized over the contractual period of the commitment, provided the amounts are collectible.

Dividends from investments are recognized when declared.

Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.

Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

o. Foreign currency transactions

The Bank’s functional currency is the Indian Rupee, except for the Bank’s foreign branches. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income.

For the foreign branches, the assets, liabilities and operations are translated, for consolidation purposes, from functional currency of the foreign branch to the Indian Rupee reporting currency at period-end rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of accumulated OCI.

p. Stock-based compensation

The fair value of stock-based compensation is estimated on the date of each grant based on a pricing model. For further information, see note 22.

q. Debt issuance costs

Issuance costs of long-term debt are amortized over the tenure of the debt.

r. Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in Note 30.

s. Segment information

The Bank operates in three reportable segments, namely retail banking, wholesale banking and treasury services. Segment-wise information has been provided in Note 26.

t. Derivative financial instruments

The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income in the period of change.

The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market-based inputs.

The Bank enters into interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically transfers these off in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.

u. Business combination

The Bank accounts for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. The application of the purchase method requires certain estimates and assumptions, especially concerning the determination of the fair values of the acquired intangible and tangible assets, as well as the liabilities assumed at the date of the acquisition. The judgments made in the context of the purchase price allocation can materially impact our future results of operations. The valuations are based on information available at the acquisition date. Purchase consideration in excess of bank’s interest and the acquiree’s net fair value of identifiable assets and liabilities is recognized as goodwill.

v. Goodwill and other intangibles

Goodwill arising from a business combination is not amortized but is tested for impairment in accordance with FASB ASC 350-20 ‘Goodwill’. Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. This analysis is a two-step process. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, then the goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated balance sheet. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

Intangible assets consist of branch network representing contractual and non-contractual customer relationships, customer list, core deposit intangible and favorable leases. These are amortized over their estimated useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Branch network	6	Straight-line
Customer lists	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	1 to 15	Straight-line

w. Recently adopted accounting standards

In January 2010, FASB issued ASU 2010-06 Improving Disclosures about Fair Value Measurements and Disclosures. This ASU, which requires disclosing the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers, was adopted effective April 1, 2010. Additionally, ASU 2010-06 requires disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements for fiscal years beginning after December 15, 2010. The Bank adopted disclosures of the gross purchases, sales, issuance and settlements activity in Level 3 fair value measurements effective April 1, 2011. The adoption of this ASC did not have any impact on the Bank’s consolidated financial position, results of operation and cash flows.

In December 2010, the FASB issued ASU 2010-28, Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts ("ASU 2010-28") that amends Topic 350, Intangibles—Goodwill and Other, of the FASB Codification. For the reporting units with zero or negative carrying value, an entity is required to perform the goodwill impairment test if it is more likely than not that a goodwill impairment exists. An entity should consider any adverse qualitative factors indicating that an impairment may exist. ASU 2010-28 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The Bank adopted ASU 2010-28 from April 1, 2011. Adoption of ASU 2010-28 did not have a material impact on the Bank's consolidated financial position and results of operations.

x. Recently issued accounting pronouncements not yet effective

In April 2011, Accounting Standards Update (ASU) 2011-02, “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” was issued effective for interim and annual periods beginning on or after June 15, 2011. ASU 2011-02 provides evaluation criteria for whether a restructuring constitutes a troubled debt restructuring. Additional disclosures around the nature and extent of modified finance receivables and their effect on the allowance for loan losses may be required under ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses for finance receivables meeting the definition of a troubled debt restructuring in ASU 2011-02. The adoption of ASU 2011-02 is not expected to have a material impact on the Bank’s consolidated financial position, results of operations and cash flows.

In April 2011, FASB issued new accounting guidance that addresses effective control in repurchase agreements and eliminates the requirement for entities to consider whether the transferor (i.e., seller) has the ability to repurchase the financial assets in a repurchase agreement. This new accounting guidance will be effective on a prospective basis to new transactions or modifications for interim or annual periods beginning on or after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.

In May 2011, FASB issued ASU 2011-04 “Fair Value Measurement” which amends the fair value accounting guidance. The amendments clarify the application of the highest and best use and valuation premise concepts, preclude the application of blockage factors in the valuation of all financial instruments and include criteria for applying the fair value measurement principles to portfolios of financial instruments. The amendments additionally prescribe enhanced financial statement disclosures for Level 3 fair value measurements. The new amendments will be effective for interim or annual periods beginning on or after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.

In June 2011, FASB issued new accounting guidance on the presentation of comprehensive income in financial statements. The new guidance removes current presentation options and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. In December 2011, FASB amended this guidance to defer the changes relating to the presentation of reclassification adjustments out of accumulated other comprehensive income. This new accounting guidance will be effective for interim or annual periods beginning on or after December 15, 2011. Upon adoption of this guidance, the Bank will change the presentation of comprehensive income. The adoption of this guidance will not have any impact on the Bank’s consolidated financial position or results of operations.

In September 2011, FASB issued new Accounting Standards Update 2011-08, Testing Goodwill for Impairment, which amends the guidance in ASC 350-20. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations. The new amendments will be effective for the interim or annual periods beginning on or after December 15, 2011.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities (Topic 210). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013 and should be applied retrospectively for all comparative periods presented. The Bank is evaluating the impact this ASU will have on its financial condition and results of operations.

y. Convenience translation

The accompanying financial statements have been expressed in Indian Rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the year ended March 31, 2012 have been translated into U.S. dollars at U.S.$1.00 = Rs. 50.89 as published by the Federal Reserve Board of New York on March 30, 2012. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.

Cash and cash equivalents	12 Months Ended
Mar. 31, 2012
Cash and cash equivalents

3. Cash and cash equivalents

Cash and cash equivalents as of March 31, 2011 and 2012 include balances of Rs. 221,028.6 million and Rs. 106,841.3 million, respectively, maintained with the RBI to meet the Bank’s cash reserve ratio requirement. The Bank is required to maintain a specific percentage of its demand and time liabilities by way of a balance in a current account with the RBI. This is to maintain the solvency of the banking system. The cash reserve ratio has to be maintained on an average basis for a two-week period and should not fall below 70% of the required cash reserve ratio on any particular day.

Term placements	12 Months Ended
Mar. 31, 2012
Term placements

4. Term placements

Term placements consist of placements with banks and financial institutions in the ordinary course of business. These placements have original maturities for periods between 3 months and 15 years. This includes restricted term placements of Rs.105.5 million (US$ 2.1 million) at March 31, 2012.

Investments	12 Months Ended
Mar. 31, 2012
Investments

7. Investments, held to maturity

There were no HTM securities as of March 31, 2011 and March 31, 2012.

Under Indian GAAP, transfer from an HTM portfolio to an AFS portfolio are permitted by RBI regulations once every year and the Bank has made transfers in accordance with these regulations. However, the Bank has not established an HTM portfolio under US GAAP and therefore the investment classification made under US GAAP and Indian GAAP varies materially.

Trading Securities
Investments

5. Investments, held for trading

The portfolio of trading securities as of March 31, 2011 and 2012 was as follows:

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	14,222.6	Rs.	63.5	Rs.	0.3	Rs.	14,285.8
Securities issued by Government of India sponsored institutions		848.9		36.2		0.1		885.0
Other corporate/financial institution securities		1,379.8		12.2		0		1,392.0
Deposit Certificates issued by banks		21,628.1		23.1		0		21,651.2

Total debt securities		38,079.4		135.0		0.4		38,214.0
Equity securities		3.0		0		0.1		2.9

Total	Rs.	38,082.4	Rs.	135.0	Rs.	0.5	Rs.	38,216.9

	As of March 31, 2012
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	41,815.4	Rs.	8.8	Rs.	185.3	Rs.	41,638.9
Securities issued by Government of India sponsored institutions		78.1		1.6		0		79.7
State government securities		9,379.0		9.4		9.9		9,378.5
Other corporate/financial institution securities		7,079.8		41.5		6.5		7,114.8
Deposit Certificates issued by banks		18,829.1		3.8		1.4		18,831.5

Total debt securities	Rs.	77,181.4	Rs.	65.1	Rs.	203.1	Rs.	77,043.4

Total debt securities	US$	1,516.6	US$	1.3	US$	4.0	US$	1,513.9

Securities Available-for-Sale
Investments

6. Investments, available for sale

The portfolio of available for sale securities at March 31, 2011 and 2012 was as follows:

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	587,417.8	Rs.	113.7	Rs.	8,772.6	Rs.	578,758.9
Securities issued by Government of India sponsored institutions		290.6		6.0		0		296.6
State government securities		252.6		1.2		0.5		253.3
Securities issued by state government sponsored institutions		9.8		0		0		9.8
Credit substitutes (see note 8)		14,526.6		26.1		61.6		14,491.1
Other corporate/financial institution bonds		1,117.8		51.7		0.1		1,169.4
Certificate of Deposit		27,449.2		67.4		49.6		27,467.0

Debt securities, other than asset and mortgage-backed securities		631,064.4		266.1		8,884.4		622,446.1
Mortgage-backed securities		4,565.9		274.5		9.9		4,830.5
Asset-backed securities		831.9		13.9		2.4		843.4
Other securities		584.9		0		0		584.9

Total	Rs.	637,047.1	Rs.	554.5	Rs.	8,896.7	Rs.	628,704.9

Securities with gross unrealized losses							Rs.	558,670.0
Securities with gross unrealized gains								70,034.9

							Rs.	628,704.9

	As of March 31, 2012
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	764,267.2	Rs.	505.2	Rs.	12,432.3	Rs.	752,340.1
Securities issued by Government of India sponsored institutions		376.7		2.3		0		379.0
State government securities		251.8		0		1.6		250.2
Securities issued by state government sponsored institutions		754.9		0		16.8		738.1
Credit substitutes (see note 8)		11,789.8		47.3		36.6		11,800.5
Other corporate/financial institution bonds		219.7		27.3		0		247.0
Certificate of Deposit		27,235.0		29.4		55.2		27,209.2

Debt securities, other than asset and mortgage-backed securities		804,895.1		611.5		12,542.5		792,964.1
Mortgage-backed securities		3,094.3		222.9		6.3		3,310.9
Asset-backed securities		485.3		100.0		0		585.3
Other securities (including mutual funds)		9,557.7		662.4		0		10,220.1

Total	Rs.	818,032.4	Rs.	1,596.8	Rs.	12,548.8	Rs.	807,080.4

Total	US$	16,074.5	US$	31.4	US$	246.6	US$	15,859.3

Securities with gross unrealized losses							Rs.	704,464.5
Securities with gross unrealized gains								102,615.9

							Rs.	807,080.4

							US$	15,859.3

AFS investments of Rs. 579,017.2 million and Rs. 752,595.3 million as of March 31, 2011 and March 31, 2012, respectively, are eligible for placement towards the Bank’s statutory liquidity ratio requirements. These balances are subject to withdrawal and usage restrictions, but may be freely traded by the Bank within those restrictions. Of these investments, Rs. 535,694.2 million as of March 31, 2011 and Rs. 544,169.2 million (US$ 10,693.1 million) as of March 31, 2012, respectively, were kept as margins for clearing, collateral borrowing and lending obligation (CBLO) , real time gross settlement (RTGS), with the Reserve Bank of India and other financial institutions.

The Bank conducts a review each year to identify and evaluate investments that have indications of possible impairment. An investment in an equity or debt security is impaired if its fair value falls below its cost and the decline is considered other than temporary. Factors considered in determining whether a loss is temporary include length of time and extent to which fair value has been below cost, the financial condition and near-term prospects of the issuer and whether the Bank intends to sell or will be required to sell the security until the forecasted recovery. The Bank evaluated the impaired investments and has fully recognized an expense of Rs. 445.5 million, Rs. 186.7 million and Rs. 1,299.2 million (US$ 25.5 million) as other than temporary impairment in fiscal year 2010, 2011 and 2012, respectively, because the Bank intends to sell the securities before recovery of their amortized cost. The Bank believes that the other unrealized losses on its investments in equity and debt securities as of March 31, 2012 are temporary in nature. The Bank’s review of impairment generally entails:

•	identification and evaluation of investments that have indications of possible impairment;

•	analysis of individual investments that have fair values of less than 95% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

•	analysis of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to have other than temporary impairment; and

•	documentation of the results of these analysis, as required under business policies.

As of March 31, 2011 and March 31, 2012, the Bank did not hold any debt securities with credit losses for which a portion of other-than-temporary impairment was recognized in other comprehensive income.

The gross unrealized losses and fair value of available for sale securities at March 31, 2011 was as follows:

	As of March 31, 2011
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
Government of India securities	Rs.345,334.9	Rs.3,702.2	Rs.187,813.4	Rs.5,070.4	Rs.533,148.3	Rs.8,772.6
State government securities	51.5	0.3	11.5	0.2	63.0	0.5
Securities issued by state government sponsored institutions	0	0	4.9	0	4.9	0
Credit substitutes (see note 8)	9,416.8	61.6	0	0	9,416.8	61.6
Other corporate/financial institution bonds	49.4	0.1	0	0	49.4	0.1
Certificate of Deposit	15,436.0	49.6	0	0	15,436.0	49.6

Debt securities	370,288.6	3,813.8	187,829.8	5,070.6	558,118.4	8,884.4
Mortgage-backed securities	387.1	9.9	0	0	387.1	9.9
Asset-backed securities	164.5	2.4	0	0	164.5	2.4

Total	Rs.370,840.2	Rs.3,826.1	Rs.187,829.8	Rs.5,070.6	Rs.558,670.0	Rs.8,896.7

The gross unrealized losses and fair value of available for sale securities at March 31, 2012 was as follows:

	As of March 31, 2012
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	197,634.4	Rs.	1,424.1	Rs.	479,755.4	Rs.	11,008.2	Rs.	677,389.8	Rs.	12,432.3
State government securities		2.6		0.1		247.5		1.5		250.1		1.6
Securities issued by state government sponsored institutions		733.3		16.8		4.9		0		738.2		16.8
Credit substitutes (see note 8)		6,545.0		31.0		794.3		5.6		7,339.3		36.6
Other corporate/financial institution bonds		0		0		10.0		0		10.0		0
Certificate of Deposit		18,504.3		55.2		0		0		18,504.3		55.2

Debt securities		223,419.6		1,527.2		480,812.1		11,015.3		704,231.7		12,542.5
Mortgage-backed securities		232.8		6.3		0		0		232.8		6.3

Total	Rs.	223,652.4	Rs.	1,533.5	Rs.	480,812.1	Rs.	11,015.3	Rs.	704,464.5	Rs.	12,548.8

Total	US$	4,394.8	US$	30.1	US$	9,448.1	US$	216.5	US$	13,842.9	US$	246.6

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2012 is set out below:

	As of March 31, 2012
	Amortized Cost	Fair Value	Fair Value
	(In millions)
Within one year	Rs.258,561.4	Rs.258,395.3	US$	5,077.5
Over one year through five years	350,046.1	342,995.9		6,739.9
Over five years through ten years	132,847.7	129,167.7		2,538.2
Over ten years	63,439.9	62,405.2		1,226.3

Total	Rs.804,895.1	Rs.792,964.1	US$	15,581.9

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2010	2011	2012	2012
	(In millions)
Gross realized gains on sale	Rs.5,691.3	Rs.782.6	Rs.87.4	US$	1.7
Gross realized losses on sale	(1,116.4)	(406.9)	(1,402.5)		(27.5)

Realized gains (losses), net	4,574.9	375.7	(1,315.1)		(25.8)
Dividends and interest	33,304.6	40,739.8	56,621.0		1,112.6

Total	Rs.37,879.5	Rs.41,115.5	Rs.55,305.9	US$	1,086.8

Credit substitutes	12 Months Ended
Mar. 31, 2012
Credit substitutes

8. Credit substitutes

Credit substitutes consist of securities that the Bank invests in as part of an overall extension of credit to certain customers. Such securities share many of the risk and reward characteristics of loans and are managed by the Bank together with other credit facilities extended to the same customers. The fair values of credit substitutes by type of instrument as of March 31, 2011 and March 31, 2012 were as follows:

	As of March 31,
	2011				2012
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute securities:
Debentures	Rs.	2,622.2	Rs.	2,584.3	Rs.	4,001.0	Rs.	4,009.5
Commercial paper		11,904.4		11,906.8		7,788.8		7,791.0

Total	Rs.	14,526.6	Rs.	14,491.1	Rs.	11,789.8	Rs.	11,800.5

					US$	231.7	US$	231.9

The fair values of credit substitutes have been analyzed as follows:

	As of March 31,
	2011	2012	2012
	(In millions)
Performing	Rs.14,491.1	Rs.11,800.5	US$	231.9
Impaired—gross balance	106.7	102.8		2.0
Less: amounts provided for other than temporary impairments	106.7	102.8		2.0

Impaired credit substitutes, net	0	0		0

Total credit substitutes, net	Rs.14,491.1	Rs.11,800.5	US$	231.9

Impaired credit substitutes

	As of March 31,
	2011		2012		2012
	(In millions)
Gross impaired credit substitutes:
— on accrual status	Rs.	0	Rs.	0	US$	0
— on non-accrual status		106.7		102.8		2.0

Total	Rs.	106.7	Rs.	102.8	US$	2.0

Gross impaired credit substitutes by industry:
— Textiles & Garments	Rs.	101.7	Rs.	53.1	US$	1.0
— Leather Products		0		24.1		0.5
— Automobile and Auto Ancillary		0		22.0		0.4
— Drugs and Pharmaceuticals		5.0		3.6		0.1

Total	Rs.	106.7	Rs.	102.8	US$	2.0

Average impaired credit substitutes	Rs.	53.4	Rs.	51.4	US$	1.0

Interest income recognized on impaired credit substitutes	Rs.	0	Rs.	0	US$	0

As of March 31, 2012, the Bank has no additional funds committed to borrowers whose credit substitutes were impaired.

Repurchase and resell agreements	12 Months Ended
Mar. 31, 2012
Repurchase and resell agreements

9. Repurchase and resell agreements

Securities sold under agreements to repurchase (“repos”) and securities purchased under agreements to resell (“reverse repos”) generally do not constitute a sale for accounting purposes of the underlying securities, and so are treated as collateralized transactions. There were no such transactions accounted for as sales during the years ended March 31, 2010, 2011 and 2012. Interest paid or received on all repo and reverse repo transactions is recorded in Interest expense or Interest revenue at the contractually specified rate.

a. Securities purchased under agreements to resell

Securities purchased under agreements to resell are classified separately from investments and generally mature within 14 days of the transaction date. Such resell transactions are recorded at the amount of cash advanced on the transaction. Resell transactions outstanding as of March 31, 2011 and March 31, 2012 were nil and Rs. 20,868.3 million, respectively.

b. Securities sold under repurchase agreements

Securities sold under agreements to repurchase are classified separately under liabilities and generally mature within 14 days of the transaction date. Such repurchase transactions are recorded at the amount of cash received on the transaction. Repurchase transactions outstanding as of March 31, 2011 and March 31, 2012 were Rs. 60,000.0 and Rs. 70,000.0 million, respectively.

Loans	12 Months Ended
Mar. 31, 2012
Loans

10. Loans

Loan balances include Rs. 54,698.1 million and Rs. 64,148.4 million as of March 31, 2011 and March 31, 2012, respectively, which have been pledged as collateral for borrowings and are therefore restricted.

Loans by facility as of March 31, 2011 and March 31, 2012 were as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Retail loans:
Auto loans	Rs.	257,670.2	Rs.	310,822.5	US$	6,107.7
Personal loans/ Credit cards		158,283.2		219,137.9		4,306.1
Retail business banking		207,975.5		284,431.5		5,589.1
Commercial vehicle and construction equipment finance		143,962.0		228,751.1		4,495.0
Housing loans		115,322.9		142,897.4		2,808.0
Other retail loans		96,930.8		158,926.4		3,123.0

Subtotal	Rs.	980,144.6	Rs.	1,344,966.8	US$	26,428.9

Wholesale loans	Rs.	668,605.7	Rs.	689,314.4	US$	13,545.2

Gross loans		1,648,750.3		2,034,281.2		39,974.1
Less: Allowance for credit losses		25,894.3		27,906.9		548.4

Total	Rs.	1,622,856.0	Rs.	2,006,374.3	US$	39,425.7

The contractual residual maturity of gross loans as of March 31, 2012 is set out below:

	As of March 31, 2012
	Wholesale loans		Retail Loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	363,954.8	Rs.	442,975.0	Rs.	806,929.8
Over one year through five years		278,063.4		777,220.1		1,055,283.5
Over five years		47,296.2		124,771.7		172,067.9

Total gross loans	Rs.	689,314.4	Rs.	1,344,966.8	Rs.	2,034,281.2

	US$	13,545.2	US$	26,428.9	US$	39,974.1

Gross loans analyzed by performance are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Performing	Rs.	1,628,087.9	Rs.	2,015,246.3	US$	39,600.1
Impaired		20,662.4		19,034.9		374.0

Total gross loans	Rs.	1,648,750.3	Rs.	2,034,281.2	US$	39,974.1

The following table provides details of age analysis of loans as of March 31, 2011 and March 31, 2012.

	As of March 31, 2011
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	1,031.6	Rs.	982.6	Rs.	255,656.0	Rs.	257,670.2
Personal loans/Credit card		1,567.0		1,304.9		155,411.3		158,283.2
Retail business banking		1,377.7		5,126.2		201,471.6		207,975.5
Commercial vehicle and construction equipment finance		871.6		730.2		142,360.2		143,962.0
Housing loans		112.2		448.3		114,762.4		115,322.9
Other retail		2,373.8		2,567.3		91,989.7		96,930.8
Wholesale loans		1,774.3		9,502.9		657,328.5		668,605.7

Total	Rs.	9,108.2	Rs.	20,662.4	Rs.	1,618,979.7	Rs.	1,648,750.3

	As of March 31, 2012
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	1,081.2	Rs.	952.5	Rs.	308,788.8	Rs.	310,822.5
Personal loans/Credit card		1,376.2		1,087.4		216,674.3		219,137.9
Retail business banking		1,801.9		5,015.4		277,614.2		284,431.5
Commercial vehicle and construction equipment finance		2,087.5		1,589.4		225,074.2		228,751.1
Housing loans		81.3		402.1		142,414.0		142,897.4
Other retail		2,434.4		2,264.5		154,227.5		158,926.4
Wholesale loans		1,256.7		7,723.6		680,334.1		689,314.4

Total	Rs.	10,119.2	Rs.	19,034.9	Rs.	2,005,127.1	Rs.	2,034,281.2

Total	US$	198.8	US$	374.0	US$	39,401.3	US$	39,974.1

The Bank has a credit risk mitigating/monitoring mechanism which is comprised of target market definitions, credit approval process, post-disbursement monitoring and remedial management procedures.

For wholesale credit risk in addition to the credit approval process the Bank has an approved framework for the review and approval of credit ratings. Credit Policies and Procedure articulate credit risk strategy and thereby the approach for credit origination, approval and maintenance. The Credit Policies generally address such areas as target markets, portfolio mix, prudential exposure ceilings, concentration limits, price and non-price terms, structure of limits, approval authorities, exception reporting system, prudential accounting and provisioning norms. These are reviewed in detail at annual or more frequent intervals. To ensure adequate diversification of risk, concentration limits have been set up in terms of borrower/business group, industry and risk grading.

For retail credit the policy and approval process are designed for the fact that we have high volumes of relatively homogeneous, small value transactions in retail loans. There are product programs for each of these products, which define the target markets, credit philosophy and process, detailed underwriting criteria for evaluating individual credits, exception reporting systems and individual loan exposure caps. The quantitative parameters considered include income, residence stability, the nature of the employment/business, while the qualitative parameters include accessibility, contractibility and profile. The credit policies/product programs are based on a statistical analysis of our own experience and industry data, in combination with the judgment of our senior officers. We mine data on our borrower account behavior as well as static data regularly to monitor the portfolio performance of each product segment regularly, and use these as inputs in revising our product programs, target market definitions and credit assessment criteria to meet our twin objectives of combining volume growth and maintenance of asset quality.

As an integral part of the credit process, the Bank has a credit rating model appropriate to its wholesale and retail credit segments (see note 2 i). The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal grading is updated minimum annually.

Retail Loans

Credit quality indicator based on payment activity as of March 31, 2011 and as of March 31, 2012 is given below.

	As of March 31, 2011
	Auto loans		Personal loans/Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing Loans		Other retail		Total
	(In millions)
Performing	Rs.	256,687.6	Rs.	156,978.3	Rs.	202,849.3	Rs.	143,231.8	Rs.	114,874.6	Rs.	94,363.5	Rs.	968,985.1
Impaired		982.6		1,304.9		5,126.2		730.2		448.3		2,567.3		11,159.5

Total	Rs.	257,670.2	Rs.	158,283.2	Rs.	207,975.5	Rs.	143,962.0	Rs.	115,322.9	Rs.	96,930.8	Rs.	980,144.6

	As of March 31, 2012
	Auto loans		Personal loans/Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing Loans		Other retail		Total
	(In millions)
Performing	Rs.	309,870.0	Rs.	218,050.5	Rs.	279,416.1	Rs.	227,161.7	Rs.	142,495.3	Rs.	156,661.9	Rs.	1,333,655.5
Impaired		952.5		1,087.4		5,015.4		1,589.4		402.1		2,264.5		11,311.3

Total	Rs.	310,822.5	Rs.	219,137.9	Rs.	284,431.5	Rs.	228,751.1	Rs.	142,897.4	Rs.	158,926.4	Rs.	1,344,966.8

	US$	6,107.7	US$	4,306.1	US$	5,589.1	US$	4,495.0	US$	2,808.0	US$	3,123.0	US$	26,428.9

Wholesale Loans

We have in place a process of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/impaired. Our model assesses the overall risk over four major categories – industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.

	As of March 31,
	2011		2012		2012
	(In millions)
Credit quality indicators - Internally assigned grade and payment activity
Pass	Rs.	658,351.4	Rs.	680,542.4	US$	13,372.8
Labeled		751.4		1,048.4		20.6
Impaired		9,502.9		7,723.6		151.8

Total	Rs.	668,605.7	Rs.	689,314.4	US$	13,545.2

Impaired loans are those for which the Bank believes that it is probable that it will not collect all amounts due according to the original contractual terms of the loans. The following table provides details of impaired loans as of March 31, 2011 and March 31, 2012.

	As of March 31, 2011
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans
Auto loans	Rs.	982.6	Rs.	982.6	Rs.	503.1	Rs.	1,404.0	Rs.	982.6
Personal loans/ Credit card		1,304.9		1,304.9		895.2		1,839.9		1,304.9
Retail business banking		5,126.2		5,126.2		4,396.8		5,007.9		5,126.2
Commercial vehicle and construction equipment finance		730.2		730.2		594.1		1,019.4		730.2
Housing loans		448.3		448.3		237.2		437.2		448.3
Other retail		2,567.3		2,567.3		1,885.9		2,390.4		1,810.5
Wholesale loans		9,502.9		9,502.9		7,577.5		7,863.9		6,321.7

Total	Rs.	20,662.4	Rs.	20,662.4	Rs.	16,089.8	Rs.	19,962.7	Rs.	16,724.4

The Bank holds no recorded impaired loans for which there is no related allowance.

	As of March 31, 2012
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans

Auto loans	Rs.	952.5	Rs.	952.5	Rs.	461.7	Rs.	967.6	Rs.	952.5
Personal loans/ Credit card		1,087.4		1,087.4		755.9		1,196.2		1,087.4
Retail business banking		5,015.4		5,015.4		4,542.7		5,070.8		5,015.4
Commercial vehicle and construction equipment finance		1,589.4		1,589.4		978.0		1,159.8		1,589.4
Housing loans		402.1		402.1		269.4		425.2		402.1

Other retail		2,264.5		2,264.5		1,875.3		2,415.9		2,264.5

Wholesale loans		7,723.6		7,723.6		6,433.7		8,613.3		7,099.2

Total	Rs.	19,034.9	Rs.	19,034.9	Rs.	15,316.7	Rs.	19,848.8	Rs.	18,410.5

Total	US$	374.0	US$	374.0	US$	301.0	US$	390.0	US$	361.8

The Bank holds no recorded impaired loans for which there is no related allowance.

Impaired loans by industry as of March 31, 2011 and March 31, 2012 by facility are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Gross impaired loans by industry:
—NBFC/Financial Intermediaries	Rs.	2,147.1	Rs.	1,782.7	US$	35.0
—Textiles & Garments		1,410.0		1,430.5		28.1
—Wholesale/Retail Trade		2,616.6		907.5		17.8
—Others (none greater than 5% of impaired loans)		14,488.7		14,914.2		293.1

Total	Rs.	20,662.4	Rs.	19,034.9	US$	374.0

Summary information relating to impaired loans during the years ended March 31, 2010, 2011 and 2012 is as follows:

	Fiscal Year ended March 31,
	2010		2011		2012		2012
	(In millions)
Average impaired loans, net of allowance	Rs.	5,889.8	Rs.	5,007.6	Rs.	4,145.4	US$	81.5
Interest income recognized on impaired loans	Rs.	591.4	Rs.	1,292.5	Rs.	1,668.3	US$	32.8

Allowance for credit losses as of March 31, 2011 are as follows:

	As of March 31, 2011
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	1,066.6	Rs.	1,650.9	Rs.	3,632.9	Rs.	804.9	Rs.	281.6	Rs.	1,772.6	Rs.	4,610.8	Rs.	8,954.9	Rs.	985.4	Rs.	23,760.6
Write-offs		(1,986.0)		(7,154.6)		(200.2)		(496.0)		(155.5)		(1,185.3)		(668.2)						(11,845.8)
Net allowance for credit losses*		1,422.5		6,398.9		964.1		285.2		111.1		1,298.6		3,634.9		(597.9)		462.1		13,979.5

Allowance for credit losses, end of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	594.1	Rs.	237.2	Rs.	1,885.9	Rs.	7,577.5	Rs.	8,357.0	Rs.	1,447.5	Rs.	25,894.3

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	7,577.5	Rs.	0	Rs.	0	Rs.	7,577.5
Allowance collectively evaluated for impairment		503.1		895.2		4,396.8		594.1		237.2		1,885.9		0		8,357.0		1,447.5		18,316.8
Loans:
Loans individually evaluated for impairment		0		0		0		0		0		0		9,502.9		0		0		9,502.9
Loans collectively evaluated for impairment		982.6		1,304.9		5,126.2		730.2		448.3		2,567.3		0		968,985.1		659,102.8		1,639,247.4

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 4,357.6 million.

Allowance for credit losses as of March 31, 2012 are as follows:

	As of March 31, 2012
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	594.1	Rs.	237.2	Rs.	1,885.9	Rs.	7,577.5	Rs.	8,357.0	Rs.	1,447.5	Rs.	25,894.3	US$	508.8
Write-offs		(1,277.1)		(4,862.7)		(220.6)		(555.8)		(46.3)		(448.7)		(2,818.4)						(10,229.6)		(201.0)
Net allowance for credit losses*		1,235.7		4,723.4		366.5		939.7		78.5		438.1		1,674.6		3,025.5		(239.8)		12,242.2		240.6

Allowance for credit losses, end of the period	Rs.	461.7	Rs.	755.9	Rs.	4,542.7	Rs.	978.0	Rs.	269.4	Rs.	1,875.3	Rs.	6,433.7	Rs.	11,382.5	Rs.	1,207.7	Rs.	27,906.9	US$	548.4

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	6,433.7	Rs.	0	Rs.	0	Rs.	6,433.7	US$	126.4
Allowance collectively evaluated for impairment		461.7		755.9		4,542.7		978.0		269.4		1,875.3		0		11,382.5		1,207.7		21,473.2		422.0
Loans:
Loans individually evaluated for impairment		0		0		0		0		0		0		7,723.6		0		0		7,723.6		151.8
Loans collectively evaluated for impairment		952.5		1,087.4		5,015.4		1,589.4		402.1		2,264.5		0		1,333,655.5		681,590.8		2,026,557.6		39,822.3

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 4,404.9 million.

The unallocated allowance is assessed at each period end and the increase/(decrease) as the case may be is recorded in the income statement under allowances for credit losses. There is no transfer of amounts to or from the unallocated category to the specific category.

Interest on loans by facility are as follows:

	Fiscal years ended March 31,
	2010		2011		2012		2012
	(In millions)
Wholesale	Rs.	38,902.5	Rs.	56,634.7	Rs.	69,779.9	US$	1,371.2
Retail loans		79,462.0		97,085.0		140,535.8		2,761.6

Total	Rs.	118,364.5	Rs.	153,719.7	Rs.	210,315.7	US$	4,132.8

Sales/transfer of receivables	12 Months Ended
Mar. 31, 2012
Sales/transfer of receivables

11. Sales/transfer of receivables

There were no pre-tax gains on securitizations/other transfers that were completed during the years ended March 31, 2010, March 31, 2011 and March 31, 2012. The following table summarizes the cash flows received from customers and paid to SPEs/transferees for sales of performing loans during the years ended March 31, 2010, March 31, 2011 and March 31, 2012:

	Fiscal years ended March 31,
	2010		2011		2012		2012
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	9,967.8	Rs.	7,048.6	Rs.	3,692.6	US$	72.6
Payments made		9,515.3		6,543.9		3,430.3		67.4
Cash flows on retained interests	Rs.	41.5	Rs.	394.0	Rs.	220.4	US$	4.3

Other key disclosures are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Transferred receivables with continuing involvement*	Rs.	7,593.5	Rs.	4,985.1	US$	98.0
Delinquencies		352.7		643.6		12.6
Credit losses		282.9		389.3		7.6
Retained interest in sold receivables		359.7		247.9		4.9

*	Includes Rs. 2.4 million held by SPEs as of March 31, 2011 and which is less than Rs 0.1 million as of March 31, 2012.

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2011 and March 31, 2012 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2011		2012		2012
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	30.1	Rs.	17.4	US$	0.3
Impact of 20% adverse change		57.0		32.9		0.6
Expected credit losses:
Impact of 10% adverse change		22.3		7.9		0.2
Impact of 20% adverse change		44.5		15.7		0.3

The discount rate used for the valuation of retained interests is the rate of return to the transferees of the various pools of securitized receivables and, therefore, is not subject to change. Weighted average life in years of the securitized receivables is also not subject to change, except in the case of a change in the prepayment rate assumption. Consequently, the above sensitivity analysis does not include the impact on the estimated fair values of the retained interests due to an adverse change in the weighted average life in years and the discount rate.

These sensitivities are hypothetical and should be used with appropriate caution. A 10% change in the assumptions may not result in lineally proportionate changes in the fair values of retained interests. Adverse changes assumed in the above analysis and the resultant change in the fair values of retained interests are calculated independent of each other. In reality, any change in one factor may cause a change in the other factors.

Concentrations of credit risk	12 Months Ended
Mar. 31, 2012
Concentrations of credit risk

12. Concentrations of credit risk

Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to the Bank’s total credit exposure. The Bank manages its credit risk collectively for its loan portfolio and credit substitute securities as these instruments are invested in as part of an overall lending program for corporate customers; accordingly, information on concentrations of credit risk has been provided for these exposures together.

The Bank’s portfolio of loans and credit substitute securities is broadly diversified along industry and product lines, and as of March 31, 2011 and 2012 the exposures are as set forth below. The Bank does not consider retail loans a specific industry for this purpose. However, retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below.

	As of March 31, 2011
Category	Gross loans		Fair Values Of Credit Substitutes		Total		%
	(In millions, except percentages)
Wholesale / Retail Trade	Rs.	107,152.2	Rs.	0	Rs.	107,152.2	6.4%
Land Transport		91,140.0		0		91,140.0	5.5
Automotive Manufacturers		76,336.1		2,890.5		79,226.6	4.8
Non-Banking Finance Companies/ Financial Intermediaries		54,241.0		2,611.9		56,852.9	3.3
Activities Allied to Agriculture		49,024.3		0		49,024.3	2.9
Banks and Financial Institutions		45,070.1		0		45,070.1	2.7
Real Estate & Property Services		39,964.8		0		39,964.8	2.4
Iron and Steel		39,203.3		0		39,203.3	2.4
Power		36,646.8		0		36,646.8	2.2
Food and Beverage		34,458.0		0		34,458.0	2.1
Fertilizers & Pesticides		34,157.5		0		34,157.5	2.1
Others (none greater than 2%)		1,041,356.2		8,988.7		1,050,344.9	63.2

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	100%

	As of March 31, 2012
Category	Gross loans		Fair Values Of Credit Substitutes		Total		Total		%
	(In millions, except percentages)
Wholesale / Retail Trade	Rs.	163,202.4	Rs.	0	Rs.	163,202.4	US$	3,207.0	8.0%
Land Transport		129,736.4		0		129,736.4		2,549.3	6.3
Automotive manufacturers		70,078.3		97.0		70,175.3		1,379.0	3.4
Non-Banking Finance Companies/ Financial Intermediaries		47,563.0		5,033.5		52,596.5		1,033.5	2.6
Real Estate & Property Services		47,422.1		0		47,422.1		931.9	2.3
Food and Beverage		46,444.1		0		46,444.1		912.6	2.3
Activities Allied to Agriculture		45,591.8		0		45,591.8		895.9	2.2
Power		44,135.9		0		44,135.9		867.3	2.2
Others (none greater than 2%)		1,440,107.2		6,670.0		1,446,777.2		28,429.5	70.7

Total	Rs.	2,034,281.2	Rs.	11,800.5	Rs.	2,046,081.7	US$	40,206.0	100.0%

The Bank has a geographic concentration of credit risk, with exposure to borrowers based in Western India (including Mumbai), comprising 46.0% and 45.9% of the total loan and credit substitute security portfolio as of March 31, 2011 and March 31, 2012, respectively. While such borrowers are based in Western India they may use the funds provided by the Bank for a variety of uses that may or may not be related to the economy in Western India.

Loan and credit substitute exposures as of March 31, 2011 and 2012 based on the region in which the instruments are originated are as follows (which may be or may not be where funds are used):

	As of March 31, 2011
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	459,750.5	Rs.	14,386.4	Rs.	474,136.9	28.5%
Western region, other than Mumbai		290,496.4		0		290,496.4	17.5
Northern region		398,120.9		0		398,120.9	23.9
Eastern region		73,956.5		0		73,956.5	4.4
Southern region		379,890.6		104.7		379,995.3	22.9
Foreign branch		46,535.4		0		46,535.4	2.8

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	100.0%

	As of March 31, 2012
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	537,641.9	Rs.	10,419.7	Rs.	548,061.6	US$	10,769.5	26.8%
Western region, other than Mumbai		391,565.9		0		391,565.9		7,694.4	19.1
Northern region		471,476.2		0		471,476.2		9,264.6	23.0
Eastern region		97,442.5		0		97,442.5		1,914.8	4.8
Southern region		476,871.0		1,380.8		478,251.8		9,397.8	23.4
Foreign branch		59,283.7		0		59,283.7		1,164.9	2.9

Total	Rs.	2,034,281.2	Rs.	11,800.5	Rs.	2,046,081.7	US$	40,206.0	100.0%

The Bank’s exposures to its ten largest borrowers as of March 31, 2012, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures, are as follows:

	March 31, 2011						March 31, 2012
	Funded Exposure		Non-Funded Exposure		Total Exposure		Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	65,030.5	Rs.	0	Rs.	65,030.5	Rs.	91,154.8	Rs.	0	Rs.	91,154.8	US$	1,791.2
Borrower 2		33,579.5		24,000.0		57,579.5		24,500.0		28,502.9		53,002.9		1,041.5
Borrower 3		1,209.1		21,672.2		22,881.3		12,761.6		39,387.5		52,149.1		1,024.7
Borrower 4		30,000.0		0		30,000.0		42,500.0		0		42,500.0		835.1
Borrower 5		0		0		0		30,000.0		0		30,000.0		589.5
Borrower 6		30,000.0		0		30,000.0		30,000.0		0		30,000.0		589.5
Borrower 7		418.9		20,813.5		21,232.4		3,650.0		24,205.9		27,855.9		547.4
Borrower 8		0		0		0		24,184.3		14.0		24,198.3		475.5
Borrower 9		0		0		0		22,206.6		0		22,206.6		436.4
Borrower 10		0		0		0		3,229.1		18,381.8		21,610.9		424.7

Information in respect of earlier years is not provided for the above borrowers if they were then not among the top ten exposures as of March 31, 2012.

Property and equipment	12 Months Ended
Mar. 31, 2012
Property and equipment

13. Property and equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Land and premises	Rs.	10,259.7	Rs.	10,581.7	US$	207.9
Software and systems		7,087.9		8,387.6		164.8
Equipment and furniture		29,451.7		35,138.6		690.5

Property and equipment, at cost		46,799.3		54,107.9		1,063.2
Less: Accumulated depreciation		23,918.1		29,147.0		572.7

Property and equipment, net	Rs.	22,881.2	Rs.	24,960.9	US$	490.5

During the fiscal year ended March 31, 2011, the Bank revised the estimated useful life of point of sale machines and certain information technology servers categorized in equipment and furniture. Depreciation on these assets is charged prospectively over the revised estimated useful lives of these assets. Consequently the net income before noncontrolling interest for the year ended March 31, 2011 was lower by Rs. 390.5 million.

Depreciation and amortization charged for the years ended March 31, 2010, 2011 and 2012 was Rs. 4,133.7 million, Rs. 5,138.6 million and Rs.5,588.7million (US$ 109.8 million), respectively.

Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2012
Goodwill and other intangible assets

14. Goodwill and other intangible assets

The Goodwill arising from a business combination is tested on an annual basis for impairment. There were no changes in the carrying amount of goodwill of Rs. 74,937.9 million for the year ended March 31, 2011 and the year ended March 31, 2012. The entire amount of goodwill was allocated to the retail business. The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by class of intangible assets as of March 31, 2011 and March 31, 2012:

	As of March 31, 2011						As of March 31, 2012
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying amount		Net carrying amount
							(In millions)
Branch network	Rs.	8,335.0	Rs.	3,967.4	Rs.	4,367.6	Rs.	8,335.0	Rs.	5,356.0	Rs.	2,979.0	US$	58.5
Customer list		2,710.0		2,710.0		0		2,710.0		2,710.0		0		0
Core deposit		4,414.0		2,520.7		1,893.3		4,414.0		3,406.0		1,008.0		19.8
Favorable leases		543.0		401.0		142.0		543.0		456.0		87.0		1.8

Total		Rs.16,002.0	Rs.	9,599.1	Rs.	6,402.9	Rs.	16,002.0	Rs.	11,928.0	Rs.	4,074.0	US$	80.1

Branch network intangible represents the benefit that the Bank received through the acquisition of a ready branch network from Centurion Bank of Punjab Limited (“CBoP”) as opposed to having to build a new one. The fair value attributable to the branch network intangible is the difference in the present values of the earnings (net of costs) that the Bank would have generated if the Bank had set up its own branches/ATMs (the “Hypothetical New Branch Network Earnings”) and the earnings (net of costs) that were generated because of the acquisition of CBoP (the “CBoP Branch Network Earnings”). Similar streams of revenues and operating costs (and therefore profits) from CBoP’s existing customer base and loan portfolio (includes net interest income, fees and commission) have been considered in determining the values of the Hypothetical New Branch Network Earnings and the CBoP Branch Network Earnings. Other assets including intangibles such as customer list, core deposits, loans, premises and equipment have been considered as assets of Hypothetical New Branch Network Earnings and the CBoP Branch Network Earnings and the value of these assets have been included in both of the networks. The aforesaid present values to compute the said intangible assets was intended to capture the advantages that the Bank received through the acquisition of a ready branch network from CBoP (as opposed to having to build a new one) in terms of time and of avoiding the administrative process required to obtaining branch licenses from the Reserve Bank of India (RBI). The Bank calculated the value of the customer list intangible through the cost approach by considering the estimated direct unit costs to source these customers multiplied by the number of customers. The Bank used the cost savings approach, i.e. the difference between the estimated cost of funds on deposit (interest cost and net maintenance costs) and the estimated cost of an equal amount of funds from an alternative source to calculate the core deposit intangible. The valuation of favorable leases intangibles was based on the cost saving to the Bank and future economic benefit until the lease expiry.

The aggregate amortization charged for the years ended March 31, 2010, March 31, 2011 and March 31, 2012 was Rs. 3,769.5 million, Rs. 2,558.6 million and Rs. 2,328.9 million (US$ 45.8 million), respectively.

The estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

	As of March 31,
	2012		2012
	(In millions)
To be amortized during the twelve months ending March 31:
2013	Rs.	2,304.5	US$	45.3
2014		1,538.5		30.2
2015		219.0		4.3
2016		7.0		0.1
2017		3.0		0.1

Other assets	12 Months Ended
Mar. 31, 2012
Other assets

15. Other assets

Other assets include the following:

	As of March 31,
	2011		2012		2012
	(In millions)
Security deposits for leased property	Rs.	2,812.8	Rs.	3,149.4	US$	61.9
Sundry accounts receivable		6,666.5		7,489.3		147.2
Advance tax (net of provision for taxes)		9,743.7		11,469.1		225.4
Advances		799.0		3,180.4		62.5
Prepaid expenses		1,016.0		1,149.1		22.6
Restricted cash/ securitization margin for credit enhancement and securitized transactions		2,269.2		3,222.9		63.3
Derivatives		75,593.6		133,194.3		2,617.3
Others		16,631.6		28,177.0		553.7

Total	Rs.	115,532.4	Rs.	191,031.5	US$	3,753.9

Deposits	12 Months Ended
Mar. 31, 2012
Deposits

16. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2011 and 2012 were as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Interest-bearing:
Savings deposits	Rs.	634,476.8	Rs.	739,974.6	US$	14,540.7
Time deposits		984,806.8		1,272,083.3		24,996.7

Total interest-bearing deposits		1,619,283.6		2,012,057.9		39,537.4
Non-interest-bearing deposits		462,845.4		452,991.7		8,901.4

Total	Rs.	2,082,129.0	Rs.	2,465,049.6	US$	48,438.8

As of March 31, 2011 and March 31, 2012, time deposits of Rs. 760,749.9 million and Rs. 1,001,480.1 million, respectively, had a residual maturity of less than one year. The remaining deposits mature between one and ten years.

As of March 31, 2011 and March 31, 2012, time deposits in excess of Rs.0.1 million aggregated Rs. 872,241.2 million and Rs.1,177,770.9 million, respectively.

As of March 31, 2012, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2012
	(In millions)
Due to mature in the fiscal year ending March 31:
2013	Rs.	1,001,480.1	US$	19,679.3
2014		225,177.0		4,424.8
2015		15,174.7		298.2
2016		5,777.6		113.5
2017		21,962.6		431.6
Thereafter		2,511.3		49.3

Total	Rs.	1,272,083.3	US$	24,996.7

Short-term borrowings	12 Months Ended
Mar. 31, 2012
Short-term borrowings

17. Short-term borrowings

Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2011 and March 31, 2012 were comprised of the following:

	As of March 31,
	2011		2012		2012
	(In millions)
Borrowed in the call market	Rs.	7,050.6	Rs.	8,693.3	US$	170.8
Term borrowings from institutions/banks		15,609.9		44,850.3		881.4
Foreign currency borrowings		46,598.6		59,099.2		1,161.3
Bills rediscounted		7,427.6		0		0

Total	Rs.	76,686.7	Rs.	112,642.8	US$	2,213.5

Total borrowings outstanding:
Maximum amount outstanding	Rs.	124,092.8	Rs.	286,380.8	US$	5,627.4

Average amount outstanding	Rs.	84,086.3	Rs.	109,900.6	US$	2,159.6

Weighted average interest rate		5.3%		5.2%		5.2%

Long-term debt	12 Months Ended
Mar. 31, 2012
Long-term debt

18. Long-term debt

Long-term debt as of March 31, 2011 and March 31, 2012 was comprised of the following:

	As of March 31,
	2011		2012		2012
	(In millions)
Subordinated debt	Rs.	73,930.5	Rs.	111,056.5	US$	2,182.3
Others		19,356.7		67,310.1		1,322.6

Total	Rs.	93,287.2	Rs.	178,366.6	US$	3,504.9

The below table presents the balance of long term debt as of March 31, 2011 and March 31, 2012 and the related contractual rates and maturity dates:

	Years ended March 31,
	2011				2012
	Maturity /Call dates	Stated interest rates	Total		Maturity /Call dates	Stated interest rates	Total		Total
	(In Millions)
Subordinated debt
Lower Tier II
Fixed rate	2011 - 2019	5.90% to 10.70%	Rs.	33,312.0	2014 -2022	5.90% to 10.70%	Rs.	69,810.0	US$	1,371.8
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2016 - 2021	8.70% to 10.85%		34,159.0		671.2
Variable rate	2016 - 2017	LIBOR+1.2		4,459.5	2016 - 2017	LIBOR+1.2		5,087.5		100.0
Perpetual debt	2016 - 2017	9.92%		2,000.0	2016 - 2017	9.92%		2,000.0		39.3
Others
Variable rate—(1)	2011 - 2014	1.15% to 1.91%		5,351.4	2012 -2015	1.41% to 2.30%		31,033.8		609.8
Variable rate—(2)	2012 - 2019	9.60% to 10.0%		11,171.2	2012 -2019	10.50% to 10.85%		10,983.9		215.8
Fixed rate	2011 - 2014	8.75% to 10.5%		2,834.1	2012 -2019	8.00% to 11.50%		25,292.4		497.0

Total			Rs.	93,287.2			Rs.	178,366.6	US$	3,504.9

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2012
	(In millions)
Due in the fiscal year ending March 31:
2013	Rs.	19,687.8	US$	386.9
2014		9,532.2		187.3
2015		33,356.0		655.5
2016		16,020.0		314.8
2017		5,450.0		107.1
Thereafter (1)		92,320.6		1,814.1

Total	Rs.	176,366.6	US$	3,465.7

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

During the year ended March 31, 2012, the Bank issued subordinated debt qualifying for Upper Tier II capital amounting to nil (previous year Rs. 11,050.0 million). During the year ended March 31, 2012, the Bank issued subordinated debt qualifying for Lower Tier II capital amounting to Rs. 36,500.0 million (previous year nil)

As of March 31, 2011 and March 31, 2012, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 5,351.4 million and Rs.31,033.8 million, respectively, and functional currency borrowings aggregating to Rs. 14,005.3 million and Rs.36,276.3 million, respectively.

Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2012
Accrued expenses and other liabilities

19. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2011		2012		2012
	(In millions)
Bills payable	Rs.	56,361.5	Rs.	54,657.3	US$	1,074.0
Remittances in transit		21,054.9		23,858.1		468.8
Accrued expenses		16,266.8		20,077.9		394.5
New account deposits		5,435.5		4,942.1		97.1
Accounts payable		44,626.7		49,480.2		972.3
Derivatives		74,401.8		127,932.3		2,513.9
Others		14,410.4		15,620.2		307.0

Total	Rs.	232,557.6	Rs.	296,568.1	US$	5,827.6

Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2012
Accumulated other comprehensive income

20. Accumulated other comprehensive income

The cumulative balances included in accumulated other comprehensive income are:

	As of March 31,
	2011		2012		2012
	(In millions)
Net unrealized loss on available for sale securities	Rs.	(5,661.0)	Rs.	(7,414.9)	US$	(145.7)
Foreign currency translation reserve		(51.5)		202.1		4.0

Total	Rs.	(5,712.5)	Rs.	(7,212.8)	US$	(141.7)

Income taxes	12 Months Ended
Mar. 31, 2012
Income taxes

21. Income taxes

Income tax expense is comprised of the following:

	Years ended March 31,
	2010		2011		2012		2012
	(In millions)
Current income tax expense	Rs.	13,656.7	Rs.	22,905.4	Rs.	26,743.1	US$	525.5
Deferred income tax (benefit) expense*		(1,318.3)		(1,207.1)		(1,950.0)		(38.3)
Interest on income tax refund						(964.4)		(19.0)

Income tax expense**	Rs.	12,338.4	Rs.	21,698.3	Rs.	23,828.7	US$	468.2

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,281.3 million, Rs. 919.1 million and Rs.805.1 million for fiscals 2010, 2011 and 2012, respectively.
**	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,955.3 million, Rs. 2,402.1 million and Rs.782.3 million for fiscals 2010, 2011 and 2012, respectively.

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2010		2011		2012		2012
	(In millions)
Net income before taxes	Rs.	37,226.2	Rs.	63,225.6	Rs.	73,836.7	US$	1,450.9
Effective statutory income tax rate		33.99%		33.22%		32.45%		32.45%
Expected income tax expense		12,653.2		21,002.0		23,956.3		470.7
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		0		0		(651.5)		(12.8)
Permanent differences:
Stock-based compensation		1,217.0		1,132.0		1,268.6		24.9
Income exempt from taxes		(1,529.4)		(650.4)		(981.9)		(19.3)
Effect of change in statutory tax rate		—		106.2		136.7		2.7
Other, net		(2.4)		108.5		100.5		2.0

Income tax expense	Rs.	12,338.4	Rs.	21,698.3	Rs.	23,828.7	US$	468.2

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	5,935.0	Rs.	6,198.2	US$	121.8
Unrealized loss on securities available for sale		2,771.1		3,553.4		69.8
Investments, others		244.6		693.0		13.6
Employee benefits		1,603.4		1,942.1		38.2
Others		2,148.2		2,432.0		47.9

Deferred tax asset		12,702.3		14,818.7		291.3

Taxable temporary differences:
Property and equipment		993.9		822.6		16.2
Loan origination cost		713.2		1,108.5		21.8
Derivatives		148.6		121.9		2.4
Intangible assets		2,126.9		1,321.8		26.0

Deferred tax liability		3,982.6		3,374.8		66.4

Net deferred tax (asset) liability	Rs.	(8,719.7)	Rs.	(11,443.9)	US$	(224.9)

Management believes that the realization of the recognized deferred tax assets is more likely than not based on expectations as to future taxable income.

The major income tax jurisdiction for the Bank is India.

The total unrecognized tax benefit as on March 31, 2011 and March 31, 2012 is Rs.691.3 million and Rs.691.3 million, respectively. A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2011		2012		2012
	(In millions)
Opening balance	Rs.	691.3	Rs.	691.3	US$	13.6
Increase/(decrease) related to prior year tax positions		0		0		0

Closing balance	Rs.	691.3	Rs.	691.3	US$	13.6

The Bank’s total unrecognized tax benefits, if recognized, would reduce the tax provisions by Rs.691.3 million as of March 31, 2012 and thereby would affect the Bank’s effective tax rate.

Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.

The Bank’s policy is to include interest and penalties related to gross unrecognized tax benefits within the provision for income taxes. For the years ended March 31, 2010, 2011 and 2012, no amount was charged as interest and penalty cost to the income statement. The open tax years (first assessment by the tax authorities) is pending from fiscal 2010 onwards.

Stock-based compensation	12 Months Ended
Mar. 31, 2012
Stock-based compensation

22. Stock-based compensation

The stock-based compensation plans of the Bank are as follows.

Employees Stock Option Scheme:

The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C”, in June 2007 Plan “D” and in June 2010 Plan “E” of the Employees’ Stock Option Scheme (the “Plan”). Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share. The Bank reserved 50.0 million equity shares, with an aggregate nominal value of Rs.100.0 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D” the Bank reserved 75.0 million equity shares with an aggregate nominal value of Rs.150.0 million and under Plan “E” the Bank reserved 100.0 million equity shares with an aggregate nominal value of Rs. 200.0 million. Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share.

Plan A provides for the issuance of options at the recommendation of the Compensation Committee of the Board (the “Compensation Committee”) at an average of the daily closing prices on the Mumbai Stock Exchange during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”).

Plan B, Plan C, Plan D and Plan E provide for the issuance of options at the recommendation of the Compensation Committee at the closing price on the working day immediately preceding the date when options are granted on an Indian stock exchange. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C, Plan D and Plan E the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant.

Such options vest at the discretion of the Compensation Committee, generally between 1-3 years. These options are exercisable for a period following vesting at the discretion of the Compensation Committee, subject to a maximum of five years, as set forth at the time of the grant. Modifications, if any, made to the terms and conditions of these Plans as approved by the Compensation Committee are disclosed separately.

On July 6, 2011 and January 18, 2012, the Compensation Committee of the Board approved the grant of a total of 243,750 options (Scheme XVII) and a total of 35,359,500 options (Scheme XVIII) to the employees of the Bank, respectively.

Modification of employee stock option schemes

Effective April 1, 2007, the Indian government enacted a Fringe Benefit Tax (“FBT”) on equity compensation. On August 19, 2009, the Indian government abolished the FBT effective April 1, 2009. The FBT was calculated based on the difference between the fair market value as of the vesting date and the exercise price of the equity compensation awards granted to employees. The Bank recovered FBT from its employees, and such recovery was treated as an additional exercise price and was recorded as additional paid-in capital in the consolidated balance sheet. Because the abolition of the FBT resulted in a change in the exercise price of equity-compensation awards granted to its employees, the abolition has therefore been considered as a modification in the terms of grant of ESOPs. Accordingly, all outstanding ESOPs have been fair valued as of August 19, 2009 to determine additional compensation cost, if any. The additional cost charged as on March 31, 2011 and March 31, 2012 on account of this modification aggregated to Rs. 20.9 million and Nil, respectively.

Assumptions used

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2010	2011	2012
Dividend yield	0.59%-0.69%	0.55%	0.65%-0.70%
Expected volatility	44.68%-49.86%	30.00%	29.35%
Risk-free interest rate	7.32%-7.71%	7.53%-7.62%	8.04%-8.22%
Expected lives	1-4 years	1-4.3 years	1-5.2 years

Activity and other details

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2010	2011	2012
Options available to be granted, beginning of period*	57,124,500	22,812,500	91,642,000
Equity shares allocated for grant under the plan	0	100,000,000	0
Options granted	(36,341,250)	(32,967,500)	(35,603,250)
Forfeited/lapsed*	2,029,250	1,797,000	1,077,250

Options available to be granted, end of period	22,812,500	91,642,000	57,116,000

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/lapse are not available for re-issue.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2010			2011			2012
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of period	90,977,575	Rs.	195.51	92,347,270	Rs.	241.54	85,924,615	Rs.	325.27
Granted	36,341,250		302.41	32,967,500		440.16	35,603,250		468.67
Exercised	(30,794,715)		180.54	(37,412,060)		221.36	(20,559,850)		257.91
Forfeited	(1,748,025)		254.94	(1,492,250)		328.39	(879,000)		439.76
Lapsed	(2,428,815)		191.97	(485,845)		198.05	(216,275)		199.60

Options outstanding, end of period	92,347,270	Rs.	241.54	85,924,615	Rs.	325.27	99,872,740	Rs.	389.52

Options exercisable, end of period	53,639,770	Rs.	202.11	53,132,115	Rs.	254.36	56,415,090	Rs.	332.53

Weighted average fair value of options granted during the year		Rs.	117.24		Rs.	140.74		Rs.	163.43

The following summarizes information about stock options outstanding as of March 31, 2012:

		As of March 31, 2012
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life Years	Weighted Average Exercise Price
Plan B	Rs. 71.72 to Rs. 219.74 (or US$ 1.41 to US$ 4.32)	1,950,300	1.16	Rs.	207.68
Plan C	Rs. 126.12 to Rs. 219.74 (or US$ 2.48 to US$ 4.32)	3,421,500	0.93		191.41
Plan D	Rs. 219.74 to Rs. 340.96 (or US$ 4.32 to US$ 6.70)	26,489,250	2.12		276.03
Plan E	Rs. 440.16 to Rs. 508.23 (or US$ 8.65 to US$ 9.99)	66,270,250	4.55		455.47
Key ESOP	Rs. 23.20 (or US$ 0.46)	33,595	1.04		23.20
General ESOP	Rs. 88.45 to Rs. 251.72 (or US$ 1.74 to US$ 4.95)	1,707,845	1.88	Rs.	202.65

The intrinsic value of options exercised during the year ended March 31, 2010, 2011 and 2012 was Rs. 798.7 million, Rs. 195.4 million and Rs. 107.2 million, respectively. The aggregate intrinsic value of options outstanding and options exercisable as at March 31, 2012 was Rs. 654.3 million (previous year Rs. 284.5 million) and Rs. 177.1 million (previous year Rs. 284.5 million), respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs. 3,580.6 million, Rs. 3,407.7 million and Rs.3,887.7 million during the years ended March 31, 2010, March 31, 2011 and March 31, 2012, respectively. The total compensation cost recognized as on March 31, 2012 included Nil (previous year Rs. 20.9 million), on account of the additional cost of options due to a modification in the terms of issue of certain options in August 2009. As of March 31, 2012, there were 43,457,650 (previous year 32,792,500) unvested options with weighted average exercise price of Rs. 463.5 (previous year Rs.440.2 ) and aggregate intrinsic value of Rs. 477.2 (previous year Nil). As at March 31, 2012, the total estimated compensation cost to be recognized in future periods was Rs.4,917.1 million (previous year Rs. 3,327.8 million). This is expected to be recognized over a weighted average period of 0.9 years.

Retirement benefits	12 Months Ended
Mar. 31, 2012
Retirement benefits

23. Retirement benefits

Gratuity

In accordance with Indian law, the Bank provides for gratuity, a defined benefit retirement plan, covering eligible employees. The plan provides for lump sum payments to vested employees at retirement, resignation, death while in employment or on termination of employment in an amount equivalent to 15 days’ eligible salary payable for each completed year of service. Vesting occurs upon completion of five years of service. The Bank makes annual contributions to funds administered by trustees and managed by insurance companies for amounts notified by said insurance companies and in respect of certain employees, the Bank makes contributions to a fund set up for the purpose and administered by the board of trustees. The contributions are invested in specific designated instruments as permitted by Indian law. The Bank accounts for the liability for future gratuity benefits using the projected unit cost method based on an actuarial valuation done on March 31 of every year.

The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2011 and March 31, 2012:

	As of March 31,
	2011		2012		2012
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	992.0	Rs.	1,360.8	US$	26.7
Service cost		269.5		283.6		5.6
Interest cost		78.0		115.7		2.3
Actuarial(gains)/ losses		103.0		(5.6)		(0.1)
Benefits paid		(81.7)		(91.5)		(1.8)

Projected benefit obligation, end of the period		1,360.8		1,663.0		32.7

Change in plan assets:
Fair value of plan assets, beginning of the period		517.4		660.0		13.0
Expected return on plan assets		23.6		63.1		1.2
Actuarial gains/(losses)		0.1		(9.3)		(0.2)

Actual return on plan assets		23.7		53.8		1.0
Employer contributions		200.6		296.3		5.8
Benefits paid		(81.7)		(91.5)		(1.8)

Fair value of plan assets, end of the period		660.0		918.6		18.0

Funded Status	Rs.	(700.8)	Rs.	(744.4)	US$	(14.7)

The Bank’s expected contribution to the gratuity fund for the next fiscal year is estimated at Rs.410.1 million. The accumulated benefit obligation as of March 31, 2011 and March 31, 2012 was Rs. 685.1 million and Rs.937.7 million, respectively. The vested accumulated benefit obligation as on March 31, 2011 and March 31, 2012 was Rs. 502.5 million and Rs.429.3 million, respectively.

Net gratuity cost for the years ended March 31, 2010, 2011 and 2012 was comprised of the following components:

	Fiscal years ended March 31,
	2010		2011		2012		2012
	(In millions)
Service cost	Rs.	209.9	Rs.	269.5	Rs.	283.6	US$	5.6
Interest cost		58.9		78.0		115.7		2.3
Expected return on plan assets		(38.8)		(23.6)		(63.1)		(1.2)
Actuarial (gains)/ losses		(27.3)		102.9		3.7		0.1

Net gratuity cost	Rs.	202.7	Rs.	426.8	Rs.	339.9	US$	6.8

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2010	2011	2012
	(% per annum)
Discount rate*	8.4	8.2	8.8
Rate of increase in compensation levels of covered employees	8.5	8.5	9.0
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

The rate of return on plan assets is based on historical returns, the current market conditions, anticipated future assets allocation and expected future returns. The rate of return on plan assets represents a long-term average view of the expected return.

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2013	Rs.	108.5
2014		123.7
2015		129.9
2016		153.7
2017		212.5
2018-2022		627.4

The expected benefit payments are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2012.

The gratuity contributions of the Bank which are administered by a trust set up for the purpose are managed by two insurance companies and in respect of certain employees the funds are invested by the trust set up for the said purpose. The overall asset allocation of the gratuity fund by the two insurance companies is structured so as to provide stable earnings while still allowing for potentially higher returns through an investment in equity securities. As at March 31, 2012, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2012
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	56.0%	26.4%	39.4%
Debenture and bonds	36.0%	25.3%	53.2%
Equity securities	6.0%	48.1%	0
Other	2.0%	0.2%	7.4%
Total	100.0%	100.0%	100.0%

* The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2012 are provided separately.

Pension

In respect of pensions payable to certain erstwhile CBoP employees, which are payable pursuant to a defined benefit scheme, the Bank contributes 10% of basic salary to a pension fund set up by the Bank and administered by the board of trustees and the balance amount is provided based on an actuarial valuation at the balance sheet date conducted by an independent actuary. In respect of employees who have moved to a cost to company (CTC) driven compensation structure and have completed services up to 15 years as on the date of movement to CTC driven compensation structure, any contribution made until such date, and any additional one-time contribution made for employees (who have completed more than 10 years but less than 15 years) stand frozen and will be converted into an annuity on separation after a lock-in-period of two years. Hence for this category of employees, liability stands frozen and no additional provision is required except for interest, if any. In respect of employees who accepted the offer and have completed services for more than 15 years, the pension would be paid based on the employee’s salary as of the date of movement to CTC driven compensation structure and a provision is made based on an actuarial valuation at the balance sheet date conducted by an independent actuary.

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2011 and March 31, 2012:

	As of March 31,
	2011		2012		2012
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	407.0	Rs.	573.8	US$	11.3
Service cost		17.6		15.1		0.3
Interest cost		30.5		46.1		0.9
Actuarial (gains)/losses		188.6		34.4		0.7
Benefits paid		(69.9)		(100.9)		(2.0)

Projected benefit obligation, end of the period		573.8		568.5		11.2

Change in plan assets:
Fair value of plan assets, beginning of the period		387.8		433.5		8.5
Expected return on plan assets		32.8		37.8		0.7
Actuarial gains/(losses)		28.5		(12.9)		(0.3)

Actual return on plan assets		61.3		24.9		0.4
Employer contributions		54.3		153.9		3.0
Benefits paid		(69.9)		(100.9)		(2.0)

Fair value of plan assets, end of the period		433.5		511.4		9.9

Funded Status	Rs.	(140.3)	Rs.	(57.1)	US$	(1.3)

The Bank’s expected contribution to the pension fund for the next fiscal year is estimated at Rs.62.83 million. The accumulated benefit obligation as of March 31, 2011 and March 31, 2012 was Rs. 393.7 million and Rs.385.6 million, respectively. The vested accumulated benefit obligation as of March 31, 2011 and March 31, 2012 was Rs. 227.9 million and Rs.222.9 million, respectively.

Net pension cost for the year ended March 31, 2010, March 31, 2011 and March 31, 2012 was comprised of the following components:

	As of March 31,
	2010		2011		2012		2012
	(in millions)
Service cost	Rs.	12.1	Rs.	17.6	Rs.	15.1	US$	0.3
Interest cost		27.3		30.5		46.1		0.9
Expected return on plan assets		(30.3)		(32.8)		(37.8)		(0.7)
Actuarial (gains)/losses		37.8		160.1		47.3		1.0

Net pension cost	Rs.	46.9	Rs.	175.4	Rs.	70.7	US$	1.5

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2010	2011	2012
	(% per annum)
Discount rate*	8.4	8.2	8.8
Rate of increase in compensation levels of covered employees	8.5	8.5	9.0
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
(In millions)
2013	Rs.56.1
2014	49.8
2015	25.3
2016	49.5
2017	55.0
2018-2022	303.3

The expected benefits are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2012.

The retirement funds of a section of the employees are managed by a trust set up for the purpose. The trust essentially manages the defined retirement benefit plans belonging to certain employees. The funds are mainly invested in government securities, oil bonds and other corporate bonds. The weighted-average asset allocation of the said plan assets for the pension benefits and other benefits as at March 31, 2012 is as follows:

Asset category	Funds managed by trust
Government securities	32.8%
Debenture and bonds	54.4%
Other	12.8%

Total	100.0%

For information on fair value measurements, including descriptions of Levels 1, 2 and 3 of the fair value hierarchy and the valuation methods employed by the Bank, see note 33 – Fair value measurements.

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2011 and March 31, 2012 are summarized in the table below.

	As of March 31, 2011						As of March 31, 2012
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	0	Rs.	0	Rs.	178.1	Rs.	0	Rs.	0	Rs.	233.8
Funds managed by insurance company (2)		0		358.9		0		0		437.2		0
Funds managed by trust
— Government securities		0		220.2		0		0		265.3		0
— Debenture and bonds		0		215.1		0		0		410.0		0
— Others		121.2		0		0		83.7		0		0

Total	Rs.	121.2	Rs.	794.2	Rs.	178.1	Rs.	83.7	Rs.	1,112.5	Rs.	233.8

							US$	1.6	US$	21.9	US$	4.6

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2011 and 2012.

	Funds managed by Insurance companies as of March 31,
	2011		2012		2012
	(In millions)
Particular
Opening balance	Rs.	170.1	Rs.	178.1	US$	3.5
Purchases, sales and settlements		8.0		55.7		1.1

Closing balance	Rs.	178.1	Rs.	233.8	US$	4.6

Superannuation

Eligible employees of the Bank are entitled to receive retirement benefits under the Bank’s superannuation fund. The superannuation fund is a defined contribution plan under which the Bank annually contributes a sum equivalent to 13% of the employee’s eligible annual salary (15% for the Managing Director, Executive Directors and for certain employees of CBoP) to the Life Insurance Corporation of India, which administers the fund. The Bank has no liability for future superannuation fund benefits other than its annual contribution, and recognizes such contributions as an expense in the year incurred. The Bank contributed Rs. 229.7 million, Rs. 258.6 million and Rs. 327.1 million to the superannuation plan for the years ended March 31, 2010, 2011 and 2012, respectively.

Provident fund

In accordance with Indian law, eligible employees of the Bank are entitled to receive benefits under the provident fund, a defined contribution plan in which both the employee and the Bank contribute monthly at a determined rate (currently 12% of an employee’s eligible salary). These contributions are made to a fund set up by the Bank and administered by a board of trustees, except that out of the employer’s contribution, an amount equal to 8.33% of the lower of employee’s monthly eligible salary or Rs. 6,500, is contributed by the Bank to the Pension Scheme administered by the Regional Provident Fund Commissioner. Employees are credited with interest, which is subject to a government specified minimum rate. The Bank has no liability for future provident fund benefits other than its annual contribution and the shortfall, if any, between the government specified minimum rate and the yield on the fund’s assets, and recognizes such contributions as an expense in the year incurred. The Bank contributed Rs. 810.8 million, Rs. 928.8 million, Rs.1,165.4 million to the provident fund for the years ended March 31, 2010, 2011 and 2012, respectively.

Compensated absences

The Bank provides for unutilized leave balances standing to the credit of each employee at each balance sheet date on an actual basis.

Financial instruments	12 Months Ended
Mar. 31, 2012
Financial instruments

24. Financial instruments

Foreign exchange and derivative contracts

The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps and rupee interest rate swaps with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks.

Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange of principal amount at maturity based on predetermined rates. Rupee interest rate swaps are commitments to exchange fixed and floating rate cash flows in rupees. A forward rate agreement gives the buyer the ability to determine the underlying rate of interest for a specified period commencing on a specified future date (the settlement date) when the settlement amount is determined being the difference between the contracted rate and the market rate on the settlement date. Currency options give the buyer the right, but not an obligation, to buy or sell specified amounts of currency at agreed rates of exchange on or before a specified future date.

The market and credit risk associated with these products, as well as the operating risks, are similar to those relating to other types of financial instruments. Market risk is the exposure created by movements in interest rates and exchange rates during the tenure of the transaction. The extent of market risk affecting such transactions depends on the type and nature of the transaction, the value of the transaction and the extent to which the transaction is uncovered. Credit risk is the exposure to loss in the event of default by counterparties. The extent of loss on account of a counterparty default will depend on the replacement value of the contract at the ongoing market rates.

The Bank uses its pricing models to determine fair values of its derivative financial instruments. These models use market inputs that are observable directly or indirectly except credit risk.

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2011 and March 31, 2012, together with the fair values on each reporting date.

	As of March 31, 2011
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,045,524.2	Rs.	18,885.7	Rs.	20,835.1	Rs.	(1,949.4)
Forward rate agreements		614.6		0.6		0.5		0.1
Currency options		358,206.1		5,448.6		5,840.6		(392.0)
Currency swaps		35,368.4		927.5		726.3		201.2
Forward exchange contracts		3,006,909.9		50,331.2		46,999.3		3,331.9

Total	Rs.	5,446,623.2	Rs.	75,593.6	Rs.	74,401.8	Rs.	1,191.8

	As of March 31, 2012
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,352,335.4	Rs.	11,735.6	Rs.	12,353.8	Rs.	(618.2)	US$	46,223.9	US$	(12.1)
Currency options		220,616.6		3,987.7		3,038.8		948.9		4,335.2		18.6
Currency swaps		53,438.4		2,959.3		1,882.0		1,077.3		1,050.1		21.2
Forward exchange contracts		5,648,917.1		114,511.7		110,657.7		3,854.0		111,002.5		75.7

Total	Rs.	8,275,307.5	Rs.	133,194.3	Rs.	127,932.3	Rs.	5,262.0	US$	162,611.7	US$	103.4

The Bank has not designated the above contracts as accounting hedges and accordingly the contracts are recorded at fair value on the balance sheet with changes in fair value recorded in earnings. The gross assets and the gross liabilities are recorded in ‘other assets’ and ‘accrued expenses and other liabilities’, respectively.

The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the years ended March 31,
	2011		2012		2012
	(In millions)
Interest rate derivatives	Rs.	(1,815.4)	Rs.	(715.9)	US$	(14.1)
Forward rate agreements		(0.1)		(0.1)		(0.0)
Currency options		254.8		220.1		4.3
Currency swaps		(721.3)		823.3		16.2
Forward contracts		(1,591.8)		2,461.3		48.4

Total gains/(losses)	Rs.	(3,873.8)	Rs.	2,788.7	US$	54.8

Guarantees

As a part of its commercial banking activities, the Bank has issued guarantees and documentary credits, such as letters of credit, to enhance the credit standing of its customers. These generally represent irrevocable assurances that the Bank will make payments in the event that the customer fails to fulfill his financial or performance obligations. Financial guarantees are obligations to pay a third party beneficiary where a customer fails to make payment towards a specified financial obligation. Performance guarantees are obligations to pay a third party beneficiary where a customer fails to perform a non-financial contractual obligation. The tenure of the guarantees issued or renewed by the Bank is normally in line with requirements on case by case basis as may be assessed by the Bank. The remaining tenure of guarantees presently issued by the Bank and outstanding range from 1 day to 20 years.

The credit risk associated with these products, as well as the operating risks, is similar to those relating to other types of financial instruments.

In terms of FASB ASC 460-10 the Bank has recognized a liability of Rs. 742.2 million and Rs.895.9 million as of March 31, 2011 and March 31, 2012 respectively, in respect of guarantees issued or modified. Based on historical trends, in terms of FASB ASC 450, the Bank has recognized a liability of Rs. 394.1 million and Rs.375.4 million as of March 31, 2011 and March 31, 2012, respectively.

Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2011		2012		2012
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	62,104.7	Rs.	76,921.6	US$	1,511.5
Performance guarantees		54,857.1		59,909.3		1,177.2
Documentary credits		154,406.1		209,182.1		4,110.5
Total	Rs.	271,367.9	Rs.	346,013.0	US$	6,799.2

Estimated fair values:
Guarantees	Rs.	(742.2)	Rs.	(895.9)	US$	(17.6)
Documentary credits		(166.2)		(171.7)		(3.4)

Total	Rs.	(908.4)	Rs.	(1,067.6)	US$	(21.0)

As part of its risk management activities, the Bank continuously monitors the credit-worthiness of customers as well as guarantee exposures. If a customer fails to perform a specified obligation, a beneficiary may draw upon the guarantee by presenting documents in compliance with the guarantee. In that event, the Bank makes payment on account of the defaulting customer to the beneficiary up to the full notional amount of the guarantee. The customer is obligated to reimburse the Bank for any such payment. If the customer fails to pay, the Bank liquidates any collateral held and sets off accounts; if insufficient collateral is held, the Bank recognizes a loss.

Loan sanction letters

The Bank issues sanction letters indicating its intent to provide new loans to certain customers. The aggregate of loans contemplated in these letters that had not yet been made was Rs. 682,122.0 million as of March 31, 2012. If the Bank were to make such loans, the interest rates would be dependent on the lending rates in effect when the loans were disbursed. The Bank has no commitment to lend under these letters. Among other things, the making of a loan is subject to a review of the credit-worthiness of the customer at the time the customer seeks to borrow, at which time the Bank has the unilateral right to decline to make the loan.

Estimated fair value of financial instruments	12 Months Ended
Mar. 31, 2012
Estimated fair value of financial instruments

25. Estimated fair value of financial instruments

The Bank’s financial instruments include financial assets and liabilities recorded on the balance sheet, including instruments such as foreign exchange and derivative contracts. Management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of all the amounts the Bank could have realized in a sales transaction as of March 31, 2011 and March 31, 2012. The estimated fair value amounts as of March 31, 2011 and March 31, 2012 have been measured as of the respective year ends, and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.

Financial instruments valued at carrying value:

The respective carrying values of certain on-balance-sheet financial instruments approximated their fair value. These financial instruments include cash and amounts due from banks, interest-bearing deposits in banks, securities purchased and sold under resale and repurchase agreements, accrued interest receivable, short-term borrowings, acceptances, accrued interest payable, and certain other assets and liabilities that are considered financial instruments. Carrying values were assumed to approximate fair values for these financial instruments as they are short-term in nature and their recorded amounts approximate fair values or are receivable or payable on demand.

Trading securities:

Trading securities are carried at fair value based on quoted market prices. If quoted market prices did not exist, fair values were estimated using market yield on balance period to maturity on similar instruments and similar credit risk. For more information on the fair value of these securities, refer to Note 5.

Available for sale securities:

Available for sale investments principally comprise debt securities and are carried at fair value. Such fair values were based on quoted market prices, if available. If quoted market prices did not exist, fair values were estimated using a market yield on the balance period to maturity on similar instruments and similar credit risks. The fair values of asset-backed and mortgage-backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk. For more information on the fair value of these securities, refer to Note 6.

Loans:

The fair values of consumer installment loans and other consumer loans that do not reprice frequently were estimated using discounted cash flow models. The discount rates were based on current market pricing for loans with similar characteristics and risk factors. Since substantially all individual lines of credit and other variable rate consumer loans reprice frequently, with interest rates reflecting current market pricing, the carrying values of these loans approximate their fair values.

The fair values of commercial loans that do not reprice or mature within relatively short time frames were estimated using discounted cash flow models. The discount rates were based on current market interest rates for loans with similar remaining maturities and credit ratings. For commercial loans that reprice within relatively short time frames, the carrying values approximate their fair values.

For purposes of these fair value estimates, the fair values of impaired loans were computed by deducting an estimated market discount from their carrying values to reflect the uncertainty of future cash flows.

Deposits:

The fair value of demand deposits, savings deposits, and money market deposits without defined maturities are the amounts payable on demand. For deposits with defined maturities, the fair values were estimated using discounted cash flow models that apply market interest rates corresponding to similar deposits and timing of maturities.

Long-term debt:

The fair values of the Bank’s unquoted long-term debt instruments were calculated based on a discounted cash flow model. The discount rates were based on yield curves appropriate for the remaining maturities of the instruments.

Term placements:

The fair values of term placements were estimated using discounted cash flow models. The discount rates were based on current market pricing for placements with similar characteristics and risk factors.

Derivatives

See note 24

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of March 31,
	2011				2012
	Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	288,902.1	Rs.	288,902.1	Rs.	188,043.0	Rs.	188,043.0	US$	3,695.1	US$	3,695.1
Term placements		102,049.4		101,982.3		150,096.5		149,900.6		2,949.4		2,945.6
Investments held for trading		38,216.9		38,216.9		77,043.4		77,043.4		1,513.9		1,513.9
Investments available for sale		628,704.9		628,704.9		807,080.4		807,080.4		15,859.3		15,859.3
Securities purchased under agreements to resell		0		0		20,868.3		20,868.3		410.1		410.1
Loans		1,622,856.0		1,626,854.0		2,006,374.3		2,025,336.9		39,425.7		39,798.3
Accrued interest receivable		19,752.6		19,752.6		26,645.5		26,645.5		523.6		523.6
Other assets		97,884.7		96,986.2		161,705.4		160,657.4		3,177.5		3,157.0
Financial Liabilities:
Interest-bearing deposits		1,619,283.6		1,624,611.7		2,012,057.9		2,018,607.1		39,537.4		39,666.1
Non-interest-bearing deposits		462,845.4		462,845.4		452,991.7		452,991.7		8,901.4		8,901.4
Securities sold under repurchase agreements		60,000.0		60,000.0		70,000.0		70,000.0		1,375.5		1,375.5
Short-term borrowings		76,686.7		76,686.7		112,642.8		112,642.8		2,213.5		2,213.5
Accrued interest payable		27,746.0		27,746.0		51,935.9		51,935.9		1,020.6		1,020.6
Long-term debt		93,287.2		94,373.6		178,366.6		181,775.7		3,504.9		3,571.9
Accrued expenses and other liabilities		203,084.2		203,084.2		263,198.8		263,198.8		5,171.9		5,171.9

Segment information	12 Months Ended
Mar. 31, 2012
Segment information

26. Segment information

The Bank operates in three reportable segments: wholesale banking, retail banking and treasury services. The revenue and related expense recognition policies are set out in Note 2. Substantially all operations and assets are based in India.

The retail banking segment serves retail customers through a branch network and other delivery channels. This segment raises deposits from customers and makes loans, provides credit cards and debit cards, distributes third-party financial products, such as mutual funds and insurance, and provides advisory services to such customers. Revenues of the retail banking segment are derived from interest earned on retail loans, fees for banking and advisory services, profit from foreign exchange and derivative transactions and interest earned from other segments for surplus funds placed with those segments. Expenses of this segment are primarily comprised of interest expense on deposits, infrastructure and premises expenses for operating the branch network and other delivery channels, personnel costs, other direct overheads and allocated expenses. The Bank’s retail banking loan products also include loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes. Such grouping ensures optimum utilization and deployment of specialized resources in the retail banking business.

The wholesale banking segment provides loans and transaction services to corporate customers. As discussed above, loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes are included in the retail banking segment. Revenues of the wholesale banking segment consist of interest earned on loans made to corporate customers, investment income from credit substitutes, interest earned on the cash float arising from transaction services, fees from such transaction services and profits from foreign exchange and derivative transactions with wholesale banking customers. The principal expenses of the segment consist of interest expense on funds borrowed from other segments, premises expenses, personnel costs, other direct overheads and allocated expenses.

The treasury services segment undertakes trading operations on the proprietary account (including investments in government securities), foreign exchange operations and derivatives trading both on the proprietary account and customer flows and borrowings. Revenues of the treasury services segment primarily consist of fees and gains and losses from trading operations and of net interest revenue/ expense from investments in government securities and borrowings. Revenues from foreign exchange and derivative operations and customer flows are classified under the retail or wholesale segments depending on the profile of the customer.

Segment income and expenses include certain allocations. Interest income is charged by a segment that provides funding to another segment, based on yields benchmarked to an internally developed composite yield curve which broadly tracks market-discovered interest rates.

Directly identifiable overheads are attributed to a segment at actual amounts incurred. Indirect shared costs, principally corporate office expenses, are generally allocated to each segment on the basis of area occupied, number of staff, volume and nature of transactions.

Summarized segment information for the years ended March 31, 2010, 2011 and 2012:

	Fiscal years ended March 31,
	2010								2011
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income (External)	Rs.	39,284.6	Rs.	41,715.4	Rs.	(68.7)	Rs.	80,931.3	Rs.	57,723.7	Rs.	50,959.5	Rs.	(280.9)	Rs.	108,402.3
Net interest income (Internal)		31,570.0		(31,547.8)		(22.2)		0		30,895.4		(32,113.5)		1,218.1		0
Net interest revenue		70,854.6		10,167.6		(90.9)		80,931.3		88,619.1		18,846.0		937.2		108,402.3
Less: Provision for credit losses		16,586.3		1,607.6		0		18,193.9		5,585.5		4,036.4		0		9,621.9

Net interest revenue, after allowance for credit losses		54,268.3		8,560.0		(90.9)		62,737.4		83,033.6		14,809.6		937.2		98,780.4
Non-interest revenue		30,417.4		5,565.6		6,916.7		42,899.7		39,287.4		6,342.3		1,185.7		46,815.4
Non-interest expense		(59,620.7)		(8,016.4)		(773.8)		(68,410.9)		(70,459.0)		(10,851.2)		(1,060.0)		(82,370.2)

Income before income tax	Rs.	25,065.0	Rs.	6,109.2	Rs.	6,052.0	Rs.	37,226.2	Rs.	51,862.0	Rs.	10,300.7	Rs.	1,062.9	Rs.	63,225.6

Segment assets:
Segment average total assets	Rs.	935,427.3	Rs.	1,023,020.0	Rs.	54,682.5	Rs.	2,013,129.8	Rs.	1,191,386.4	Rs.	1,287,233.9	Rs.	81,336.0	Rs.	2,559,956.3

	Fiscal year ended March 31,
	2012
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)
Net interest income (External)	Rs.	73,157.0	Rs.	52,357.0	Rs.	878.0	Rs.	126,392.0	US$	2,483.6
Net interest income (Internal)		27,856.6		(29,476.0)		1,619.4		0		0
Net interest revenue		101,013.6		22,881.0		2,497.4		126,392.0		2,483.6
Less: Provision for credit losses		6,445.6		1,391.7		0		7,837.3		154.0

Net interest revenue, after allowance for credit losses		94,568.0		21,489.3		2,497.4		118,554.7		2,329.6
Non-interest revenue		46,193.6		7,609.4		(1,207.5)		52,595.5		1,033.5
Non-interest expense		(86,131.7)		(8,146.5)		(3,035.3)		(97,313.5)		(1,912.2)

Income before income tax	Rs.	54,629.9	Rs.	20,952.2	Rs.	(1,745.4)	Rs.	73,836.7	US$	1,450.9

Segment assets:
Segment average total assets	Rs.	1,557,746.6	Rs.	1,423,614.1	Rs.	131,725.3	Rs.	3,113,086.0	US$	61,172.8

Commitments and contingencies	12 Months Ended
Mar. 31, 2012
Commitments and contingencies

27. Commitments and contingencies

Commitments and contingent liabilities other than for off balance sheet financial instruments (see note 24) are as follows:

Capital commitments

The Bank has entered into committed capital contracts, principally for branch expansion and technology upgrades. The estimated amounts of contracts remaining to be executed on the capital account as of March 31, 2011 and March 31, 2012 aggregated Rs. 3,551.2 million and Rs. 3,274.2 million, respectively.

Contingencies

The Bank is party to various legal proceedings in the normal course of business. Some of the provisions of indirect tax laws that have been recently promulgated remain open to interpretations. The Bank estimates the provision for these indirect taxes since no precedents exist which could be used as points of reference. The amount of claims against the Bank which are not acknowledged as debts as of March 31, 2012 aggregated to Rs. 3,120.7 million (previous year Rs. 1,538.9 million). The Bank does not expect the outcome of these proceedings to have a material adverse effect on the Bank’s results of operations, financial condition or cash flows. The Bank intends to vigorously defend these claims. Although the results of legal actions cannot be predicted with certainty, it is the opinion of management, after taking appropriate legal advice, that the likelihood of these claims becoming obligations of the Bank is remote and hence the resolution of these actions will not have a material adverse effect, if any, on the Bank’s business, financial condition or results of operations.

Lease commitments

The bank is party to operating leases for certain of its office premises, employee residences and ATMs, with a renewal option of the Bank. The Bank has sub-leased certain of its properties taken on lease. The rental expenses and sub-lease income is as follows:

	As of March 31,
	2010	2011	2012	2012
	(In millions)
The total minimum lease payments during the year recognized in the consolidated statement of income	Rs. 4,066.6	Rs. 4,630.7	Rs. 5,382.0	US$	105.8
Sub-lease income recognized in the consolidated statement of income	Rs. 139.3	Rs. 181.3	Rs. 241.7	US$	4.7

The future minimum lease payments as of March 31, 2012 were as follows:

Year ending March 31,	Payments
	(In millions)
2013	Rs.	5,152.0	US$	101.2
2014		4,774.5		93.8
2015		4,489.7		88.2
2016		4,217.3		82.9
2017		3,949.1		77.6
Thereafter		7,311.3		143.7

Total	Rs.	29,893.9	US$	587.4

The future minimum lease payments expected to be received under non-cancellable sub leases as of March 31, 2011 and March 31, 2012 were Rs. 742.8 million and Rs. 664.7, respectively.

Reward points

The movement in provision for credit card and debit card reward points as of March 31, 2011 and March 31, 2012 is as follows:.

	As of March 31,
	2011		2012		2012
	(In millions)
Opening provision of reward points	Rs.	340.0	Rs.	593.3	US$	11.7
Provision made during the year		470.7		551.0		10.8
Utilization/ write back of provision		(183.7)		(221.0)		(4.3)
Effect of change in rate of accrual of reward points		17.8		(65.3)		(1.3)
Effect of change in cost of reward points		(51.5)		0		0

Closing provision of reward points	Rs.	593.3	Rs.	858.0	US$	16.9

Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions

28. Related party transactions

The Bank’s principal related parties consist of HDFC Limited, its principal owner, subsidiaries of HDFC Limited and affiliates of the Bank. Transactions disclosed under “others” primarily consist of transactions with subsidiaries of HDFC Limited and affiliates of the Bank. The Bank enters into transactions with its related parties, such as providing banking services, sharing costs and service providers, purchasing services, making joint investments, and borrowing from related parties and subletting premises. The Bank is prohibited from making loans to companies with which it has directors in common. The Bank, being an authorized dealer, deals in foreign exchange and derivative transactions with certain parties which include the principal owner and related companies. The foreign exchange and derivative transactions are undertaken in line with the RBI guidelines. The Bank’s related party balances and transactions are summarized as follows:

Balances payable to related parties are as follows:

	As of March 31,
	2011						2012
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	6,600.2	Rs.	1,805.4	Rs.	8,405.6	Rs.	13,477.8	Rs.	3,239.6	Rs.	16,717.4	US$	328.5
Balances in interest- bearing deposits		9,598.0		210.6		9,808.6		7,629.9		512.9		8,142.8		160.0

Total	Rs.	16,198.2	Rs.	2,016.0	Rs.	18,214.2	Rs.	21,107.7	Rs.	3,752.5	Rs.	24,860.2	US$	488.5

Balances receivable from related parties are as follows:

	As of March 31,
	2011						2012
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	286.4	Rs.	286.4	US$	5.6
Other assets		84.4		599.8		684.2		54.5		838.2		892.7		17.6

Total	Rs.	84.4	Rs.	599.8	Rs.	684.2	Rs.	54.5	Rs.	1,124.6	Rs.	1,179.1	US$	23.2

Purchase of property and equipment from related parties for the years ended March 31, 2011 and 2012 were nil. Purchase and sale of investments from others for the year ended March 31, 2012 were Rs. 239.7 million (previous year Rs.238.6 million) and Rs. 4,585.2 million (previous year Rs. 239.1 million), respectively.

Included in the determination of net income are the following significant transactions with related parties:

	March 31,
	2010						2011						2012
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	769.0	Rs.	5,908.8	Rs.	6,677.8	Rs.	807.2	Rs.	7,948.6	Rs.	8,755.8	Rs.	838.7	Rs.	6,200.0	Rs.	7,038.7	US$	138.3
Interest and Dividend revenue		0		25.8		25.8		0		45.0		45.0		0		14.2		14.2		0.3
Non-interest expense-Administrative and other		0		(570.0)		(570.0)		0		(327.9)		(327.9)		0		(366.4)		(366.4)		(7.2)
Non-interest expense-Premises and equipment		(8.5)		(13.7)		(22.2)		(17.3)		(12.6)		(29.9)		(16.9)		(12.6)		(29.5)		(0.6)

Other transactions with principal owners are as follows:

During the years ended March 31, 2011 and March 31, 2012, the Bank purchased “AAA” rated home loans aggregating Rs.43,789.7 million and Rs. 49,776.2 million, respectively. Dividends paid to HDFC Limited during the years ended March 31, 2011 and 2012 were Rs.943.7 million and Rs. 1,297.6 million, respectively. The Bank also enters into foreign exchange and derivative transactions with HDFC Ltd. The notional principal amount and the mark-to-market gains in respect of foreign exchange and derivative contracts outstanding as of March 31, 2012 was Rs.2,500.0 million (previous year Rs.2,500.0 million) and Rs.107.3 million (previous year Rs.65.8 million), respectively.

On June 2, 2008 HDFC Limited subscribed to the preferential offer of 131,001,100 warrants convertible into 131,001,100 equity shares of HDFC Bank Limited at a price of Rs. 306.03 per equity share. The allotment was in terms of the SEBI guidelines. During the year ending March 31, 2010, HDFC Limited exercised its right to convert the above warrants into equity shares and the Bank received an amount of Rs. 36,080.6 million from HDFC Limited.

Regulatory capital and capital adequacy	12 Months Ended
Mar. 31, 2012
Regulatory capital and capital adequacy

29. Regulatory capital and capital adequacy

The Bank is a banking company within the meaning of the Indian Banking Regulation Act, 1949, registered with and subject to supervision by the RBI. Failure to meet minimum capital requirements could lead to regulatory actions by the RBI that, if undertaken, could have a material effect on the Bank and its financial position. As per the RBI’s prudential norms on capital adequacy under the
Basel I framework (Basel I), the Bank is required to maintain a Capital to Risk- weighted Asset Ratio of a minimum of 9%, for both credit risk and market risk. RBI has also issued its prudential guidelines on ‘Capital Adequacy and Market Discipline – Implementation of the New Capital Adequacy Framework’ (Basel II). The Bank has migrated to the new framework effective March 31, 2009. Under the Basel II guidelines, the Bank is required to maintain a minimum Capital to Risk-weighted Asset Ratio of 9% on an ongoing basis for credit risk, market risk and operational risk, with a minimum Tier 1 capital ratio of 6%. Further, the minimum capital maintained by the Bank as on March 31, 2012 is subject to a prudential floor, which is the higher of the following amounts:

a)	Minimum capital required as per the new framework (Basel II); or

b)	80% of the minimum capital required to be maintained as per the Basel I framework.

The Bank’s regulatory capital and capital adequacy ratios are measured in accordance with Indian GAAP and calculated under both the Basel I and Basel II frameworks, are as follows:

	Basel I, as of March 31,						Basel II, as of March 31,
	2011		2012		2012		2011		2012		2012
			(In millions)				(In millions)
Tier 1 capital	Rs.	237,704.1	Rs.	281,135.6	US$	5,524.4	Rs.	237,183.5	Rs.	280,674.9	US$	5,515.3
Tier 2 capital		77,438.1		118,989.7		2,338.2		77,438.1		118,989.7		2,338.2

Total capital	Rs.	315,142.2	Rs.	400,125.3	US$	7,862.6	Rs.	314,621.6	Rs.	399,664.6	US$	7,853.5

Total risk-weighted assets and contingents	Rs.	2,057,206.2	Rs.	2,547,642.9	US$	50,061.8	Rs.	1,939,602.6	Rs.	2,418,963.2	US$	47,533.2

Capital ratios of the Bank:
Tier 1		11.56%		11.04%				12.23%		11.60%
Total capital		15.32%		15.71%				16.22%		16.52%
Minimum capital ratios required by the RBI:
Tier 1		4.50%		4.50%				6.00%		6.00%
Total capital		9.00%		9.00%				9.00%		9.00%

Dividends

Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after tax to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2012 cannot exceed 35% of net income of Rs.51,670.9 million as calculated under Indian GAAP. Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the years ended March 31, 2010, 2011 and 2012 were Rs. 2.60, Rs. 3.30 and Rs. 4.30 per equity share, respectively.

Earnings per equity share	12 Months Ended
Mar. 31, 2012
Earnings per equity share

30. Earnings per equity share

By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. All share/ADS and per share/ADS data reflect the effect of the stock split retroactively. One ADS continues to represent three shares.

A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOPs with average outstanding balance of 16,413,932 and 8,968,251 were excluded from the calculation of diluted earnings per share for the years ended March 31, 2011 and March 31, 2012, respectively, as these were anti-dilutive for the years.

	As of March 31,
	2010	2011	2012
Weighted average number of equity shares used in computing basic earnings per equity share	2,182,197,865	2,309,042,936	2,336,704,062
Effect of potential equity shares for stock options outstanding	27,045,525	32,879,357	20,643,197

Weighted average number of equity shares used in computing diluted earnings per equity share	2,209,243,390	2,341,922,293	2,357,347,259

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2010		2011		2012		2012
Basic earnings per share	Rs.	11.26	Rs.	17.84	Rs.	21.30	US$	0.42
Effect of potential equity shares for stock options outstanding		0.14		0.25		0.18		0.01

Diluted earnings per share	Rs.	11.12	Rs.	17.59	Rs.	21.12	US$	0.41

Basic earnings per ADS	Rs.	33.78	Rs.	53.52	Rs.	63.90	US$	1.26
Effect of potential equity shares for stock options outstanding		0.42		0.75		0.54		0.01

Diluted earnings per ADS	Rs.	33.36	Rs.	52.77	Rs.	63.36	US$	1.23

Subsidiaries	12 Months Ended
Mar. 31, 2012
Subsidiaries

31. Subsidiaries

HDB Financial Services Limited (“HDBFSL”) is a non-banking financial company and a subsidiary of the Bank. As at March 31, 2012, the stake-holding of the Bank in HDBFSL was 97.6%. The financial statements of HDBFSL are consolidated.

HDFC Securities Ltd. (“HSL”) offers trading facilities in a range of equity, fixed income and derivative products to its clients. As at March 31, 2012 the Bank holds a 63.1% effective equity interest. The financial statements of HSL are consolidated.

Atlas Documentary Facilitators Company Private Ltd (“ADFC”) specializes in back-office processing. The Bank regularly transacts business with ADFC. As on March 31, 2012, HDFC Bank Ltd. and its subsidiaries hold 59.0% of the equity interests of ADFC. Members of the Bank’s management team as well as other employees also hold a stake in the equity share capital. The financial statements of ADFC are consolidated.

HBL Global Private Ltd (“HBL”) is a subsidiary of ADFC which holds 98.0% of its equity. HBL provides direct sales support for certain products of the Bank. The financial statements of HBL are consolidated.

Investments in Affiliates	12 Months Ended
Mar. 31, 2012
Investments in Affiliates

32. Investments in Affiliates

The Bank frequently partners with other HDFC group companies when making investments. The Bank currently has two strategic investments in which HDFC group companies are co-investors. Without the prior approval of the RBI, the Bank cannot hold more than a 30% equity stake in another company. The following is a list of investments in affiliates as at March 31, 2012:

Company	Type of Business	HDFC Bank Ltd. and Subsidiaries Investment		HDFC Bank Ltd. and Subsidiaries Ownership	Total HDFC Group Ownership
		(in millions)
Computer Age Management Services Private Limited (“CAMS”)	Unit capital accounting and transfer agency services	Rs.	11.1	16.1%	31.2%
Softcell Technologies Limited (“Softcell”)	Business-to-business software services	Rs.	30.3	14.0%	26.0%
International Asset Reconstruction Company Private Limited	Business of securitization and asset reconstruction	Rs.	311.7	29.4%	29.4%

Note: During the fiscal 2012, we sold our entire stake held in Centillion Solutions and Services Private Limited and it ceased to be our affiliate.

The holdings in the above-mentioned companies are accounted for under the equity method of accounting. The increase/ (decrease) in the carrying value in these companies was Rs.61.6 million in fiscal 2012 (previous year Rs. (45.8) million). This is included under non-interest revenue—other, net.

Fair value measurement	12 Months Ended
Mar. 31, 2012
Fair value measurement

33. Fair value measurement

FASB Accounting Standards Codification “ASC” 820 (Topic 820) Fair Value Measures and Disclosures, defines fair value, establishes a framework for measuring fair value in US GAAP, and expands disclosures about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level of input	Definition
Level 1	Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.

Level 2	Quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	Inputs that are both significant to the fair value measurement and unobservable (i.e. supported with little or no market activity).

The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy. These valuation methodologies were applied to all of the Bank’s financial assets and financial liabilities carried at fair value. For Level 1 instruments the valuation is based upon the unadjusted quoted prices of identical instruments traded in active markets. For Level 2 instruments, where such quoted market prices are not available, the valuation is based upon the quoted prices for similar instruments in active markets, the quoted prices for identical or similar instruments in markets that are not active, prices quoted by market participants and prices derived from standard valuation methodologies or internally developed models that primarily use, as inputs, such as interest rates, yield curves, volatilities and credit spreads, which are available from public sources such as Reuters, Bloomberg and the Fixed Income Money Markets and Derivatives Association of India. The valuation methodology primarily includes discounted cash flow techniques. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Bank’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The valuation of Level 3 instruments is based on valuation techniques or models which use significant market unobservable inputs or assumptions.

The Bank uses its quantitative pricing models to determine the fair value of its derivative instruments. These models use multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position that are observable directly or indirectly. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Bank’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

Financial assets and financial liabilities measured at fair value on a recurring basis:

Available for Sale Securities: Available for sale investments are principally comprised of debt securities and are carried at fair value. Such fair values were based on quoted market prices, if available. If quoted market prices did not exist, fair values were estimated using the market yield on the balance period to maturity on similar instruments and similar credit risks. The fair values of asset-backed and mortgage-backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk.

Trading Securities: Trading securities are carried at fair value based on quoted market prices or market observable inputs.

Held to maturity securities: There were no HTM securities as of March 31, 2011 and March 31, 2012.

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 588.1 million on a recurring basis as of March 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)
Trading account securities	Rs.	38,216.9	Rs.	2.9	Rs.	38,214.0
Securities Available-for-Sale		628,116.8		874.0		627,242.8

Total	Rs.	666,333.7	Rs.	876.9	Rs.	665,456.8

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 578.8 million on a recurring basis as of March 31, 2012, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)
Trading account securities	Rs.	77,043.4	Rs.	0	Rs.	77,043.4
Securities Available-for-Sale		806,501.6		673.4		805,828.2

Total	Rs.	883,545.0	Rs.	673.4	Rs.	882,871.6

		US$17,361.8	US$	13.2	US$	17,348.6

There have been no transfers between level 1 and 2 for the years ended March 31, 2011 and March 31, 2012.

Derivatives: The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps and rupee interest rate swaps with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks. Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange of principal amount at maturity based on predetermined rates. Rupee interest rate swaps are commitments to exchange fixed and floating rate cash flows in Rupees.

The Bank uses its pricing models to determine the fair value of its derivative instruments. These models use market inputs that are observable directly or indirectly.

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Derivative assets	Rs.	75,593.6	Rs.	0	Rs.	75,593.6	Rs.	0
Derivative liabilities	Rs.	74,401.8	Rs.	0	Rs.	74,401.8	Rs.	0

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2012, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Derivative assets	Rs.	133,194.3	Rs.	0	Rs.	133,194.3	Rs.	0
Derivative liabilities	Rs.	127,932.3	Rs.	0	Rs.	127,932.3	Rs.	0

Subsequent events	12 Months Ended
Mar. 31, 2012
Subsequent events

34. Subsequent events

In the meeting of Board of Directors of the Bank held on April 18, 2012, the Board recommended a dividend of Rs. 4.30 per share, which has been subsequently approved by the shareholders in their Annual General Meeting held on July 13, 2012. The total amount of dividend of Rs. 11,772.5 million including tax on distributed profits was paid subsequent to July 13, 2012.

Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2012
Principles of consolidation

a. Principles of consolidation

The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in Non-interest revenue, other. The Bank consolidates Variable Interest Entities (VIEs) where the Bank is determined to be the primary beneficiary under Financial Accounting Standard Board Accounting Standard Codification “FASB ASC” Topic 810 “Consolidations”. All significant inter-company accounts and transactions are eliminated on consolidation.

Basis of presentation

b. Basis of presentation

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulations Act and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences insofar as they relate to the Bank include: determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred income taxes, stock-based compensation, employee benefits, loan origination fees, derivative financial instruments, business combination and the presentation format and disclosures of the financial statements and related notes.

Use of estimates

c. Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, other than temporary impairment, valuation of derivatives, stock-based compensation and impairment assessment of goodwill.

Cash and cash equivalents

d. Cash and cash equivalents

The Bank considers all highly liquid financial instruments, which are readily convertible into cash and have original maturities of three months or less on the date of purchase, to be cash equivalents.

Customer acquisition costs

e. Customer acquisition costs

Customer acquisition costs principally consist of commissions paid to third party referral agents who obtain retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans. Advertising and marketing expenses incurred to solicit new business are expensed as incurred.

Investments in securities

f. Investments in securities

Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt and equity securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.

Credit substitute securities typically consist of commercial paper and short-term debentures issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in Note 8 and on concentrations of credit risk in Note 12.

All other securities including mortgage and asset-backed securities are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly rated.

Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in earnings.

Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.

Equity securities with readily determinable fair values and all debt securities that are not classified as HTM or HFT are classified as available for sale (“AFS”) and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.

Fair values are based on market quotations where a market quotation is available or otherwise based on present values at current interest rates for such investments.

Where management determines that an HTM security’s credit rating has been irrevocably downgraded, and continued holding to maturity is likely to result in increased losses, it transfers the security to AFS or sells the security at the best available price.

Transfers between categories are recorded at fair value on the date of the transfer.

Impairment of securities

g. Impairment of securities

Declines in the fair values of held to maturity and available for sale securities below their carrying value that are other than temporary are reflected in earnings as realized losses, based on management’s best estimate of the fair value of the investment. The Bank identifies other than temporary declines based on an evaluation of all significant factors, including the length of time and extent to which fair value is less than carrying value and the financial condition and economic prospects of the issuer. Estimates of any declines in the fair values of credit substitute securities that are other than temporary are measured on a case-by-case basis together with loans to those customers. The Bank does not recognize an impairment for debt securities if the cause of the decline is related solely to interest rate increase and the Bank does not intend to sell the security and it is not more likely than not that the Bank will be required to sell the security before recovery of its amortized cost basis.

Loans

h. Loans

The Bank grants retail and wholesale loans to customers.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses.

Interest is accrued on the unpaid principal balance and is included in interest income. Loans are placed on “non-accrual” status when interest or principal payments are past due for a specified period, at which time no further interest is accrued and overdue interest is written off against interest income. Interest income on loans placed on non-accrual status is recognized when received. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are placed on “non-accrual” status when interest or principal payments are one quarter past due.

Allowance for credit losses

i. Allowance for credit losses

The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio. The allowance for credit losses consists of allowances for retail loans and wholesale loans.

Retail

The Bank’s retail loan loss allowance consists of specific and unallocated allowances.

The Bank establishes a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due and the nature of the security available. Additionally the Bank monitors loan to value ratios for loan against securities. The loans are charged off against allowances typically when the account becomes 150 to 1,083 days past due depending on the type of loans. The defined delinquency levels at which major loan types are charged off are 150 days past due for personal loans and credit card receivables, 180 days past due for auto loans, commercial vehicle and construction equipment finance, 720 days past due for housing loans and on a customer by customer basis in respect of retail business banking when management believes that any future cash flows from these loans are remote including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements are not feasible.

The Bank also records unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank establishes an unallocated allowance for loans in each product group based on its estimate of the expected amount of losses inherent in such product. In making such estimates, among other factors considered, the Bank stratifies such loans based on the number of days past due and takes into account historical losses for such product, the nature of security available and loan to value ratios. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

Wholesale

The allowance for wholesale loans consists of specific and unallocated components. The allowance for such credit losses is evaluated on a regular basis by management and is based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are charged off against the allowance when management believes that the loan balance cannot be recovered. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.

The Bank establishes specific allowances for each impaired wholesale loan customer in the aggregate for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent.

Wholesale loans that experience insignificant payment delays and payment shortfalls are generally not classified as impaired but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed.

In light of the significant growth in the size and diversity of its wholesale loan portfolio, the Bank has also established an unallocated allowance for wholesale standard loans based on the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its wholesale unallocated allowance based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio.

Sales/transfer of receivables

j. Sales/transfer of receivables

The Bank enters into assignment transactions, which are similar to asset-backed securitization transactions through the SPE route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates. The Bank also sells finance receivables to special purpose entities (SPEs), formerly qualifying special purpose entities (QSPEs) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these SPEs, cash collateral and other credit and liquidity enhancements. The receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings.

Effective April 1, 2010, upon adoption of ASU 2009-16, the Bank first makes a determination as to whether the securitization entity would be consolidated. Second, it determines whether the transfer of financial assets is considered a sale. Furthermore, former qualifying special purpose entities (QSPEs) are now considered VIEs and are no longer exempt from consolidation. The Bank consolidates VIEs when it has both: (1) power to direct activities of the VIE that most significantly impact the entity’s economic performance and (2) an obligation to absorb losses or right to receive benefits from the entity that could potentially be significant to the VIE.

Gains or losses from the sale of receivables are recognized in the income statement in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.

Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.

Property and equipment

k. Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank and capital advances are included in other assets.

Impairment or disposal of tangible long-lived assets

l. Impairment or disposal of tangible long-lived assets

Whenever events or circumstances indicate that the carrying amount of tangible long lived assets may not be recoverable, the Bank subjects such long lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.

Income tax

m. Income tax

Income tax expense/benefit consists of the current tax provision and the net change in the deferred tax asset or liability in the year.

The Bank’s policy is to include interest and penalties related to gross unrecognized tax benefits within the provision for income taxes. Interest income or expenses on overpayments and underpayments of income taxes are included as an element of provision for income taxes.

Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying values of assets and liabilities and their respective tax bases, and operating loss carry forwards. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Under FASB ASC 740, income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit.

Revenue recognition

n. Revenue recognition

Interest income from loans and from investments is recognized on an accrual basis when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received. The Bank generally does not charge upfront loan origination fees. Nominal application fees are charged which offset the related costs incurred.

Fees and commissions from guarantees issued are amortized over the contractual period of the commitment, provided the amounts are collectible.

Dividends from investments are recognized when declared.

Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.

Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

Foreign currency transactions

o. Foreign currency transactions

The Bank’s functional currency is the Indian Rupee, except for the Bank’s foreign branches. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income.

For the foreign branches, the assets, liabilities and operations are translated, for consolidation purposes, from functional currency of the foreign branch to the Indian Rupee reporting currency at period-end rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of accumulated OCI.

Stock-based compensation	p. Stock-based compensation The fair value of stock-based compensation is estimated on the date of each grant based on a pricing model. For further information, see note 22.
Debt issuance costs	q. Debt issuance costs Issuance costs of long-term debt are amortized over the tenure of the debt.
Earnings per share

r. Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in Note 30.

Segment information	s. Segment information The Bank operates in three reportable segments, namely retail banking, wholesale banking and treasury services. Segment-wise information has been provided in Note 26.
Derivative financial instruments

t. Derivative financial instruments

The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income in the period of change.

The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market-based inputs.

The Bank enters into interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically transfers these off in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.

Business combination

u. Business combination

The Bank accounts for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. The application of the purchase method requires certain estimates and assumptions, especially concerning the determination of the fair values of the acquired intangible and tangible assets, as well as the liabilities assumed at the date of the acquisition. The judgments made in the context of the purchase price allocation can materially impact our future results of operations. The valuations are based on information available at the acquisition date. Purchase consideration in excess of bank’s interest and the acquiree’s net fair value of identifiable assets and liabilities is recognized as goodwill.

Goodwill and other intangibles

v. Goodwill and other intangibles

Goodwill arising from a business combination is not amortized but is tested for impairment in accordance with FASB ASC 350-20 ‘Goodwill’. Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. This analysis is a two-step process. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, then the goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated balance sheet. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

Intangible assets consist of branch network representing contractual and non-contractual customer relationships, customer list, core deposit intangible and favorable leases. These are amortized over their estimated useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Branch network	6	Straight-line
Customer lists	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	1 to 15	Straight-line

Recently adopted accounting standards

w. Recently adopted accounting standards

In January 2010, FASB issued ASU 2010-06 Improving Disclosures about Fair Value Measurements and Disclosures. This ASU, which requires disclosing the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers, was adopted effective April 1, 2010. Additionally, ASU 2010-06 requires disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements for fiscal years beginning after December 15, 2010. The Bank adopted disclosures of the gross purchases, sales, issuance and settlements activity in Level 3 fair value measurements effective April 1, 2011. The adoption of this ASC did not have any impact on the Bank’s consolidated financial position, results of operation and cash flows.

In December 2010, the FASB issued ASU 2010-28, Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts ("ASU 2010-28") that amends Topic 350, Intangibles—Goodwill and Other, of the FASB Codification. For the reporting units with zero or negative carrying value, an entity is required to perform the goodwill impairment test if it is more likely than not that a goodwill impairment exists. An entity should consider any adverse qualitative factors indicating that an impairment may exist. ASU 2010-28 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The Bank adopted ASU 2010-28 from April 1, 2011. Adoption of ASU 2010-28 did not have a material impact on the Bank's consolidated financial position and results of operations.

Recently issued accounting pronouncements not yet effective

x. Recently issued accounting pronouncements not yet effective

In April 2011, Accounting Standards Update (ASU) 2011-02, “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” was issued effective for interim and annual periods beginning on or after June 15, 2011. ASU 2011-02 provides evaluation criteria for whether a restructuring constitutes a troubled debt restructuring. Additional disclosures around the nature and extent of modified finance receivables and their effect on the allowance for loan losses may be required under ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses for finance receivables meeting the definition of a troubled debt restructuring in ASU 2011-02. The adoption of ASU 2011-02 is not expected to have a material impact on the Bank’s consolidated financial position, results of operations and cash flows.

In April 2011, FASB issued new accounting guidance that addresses effective control in repurchase agreements and eliminates the requirement for entities to consider whether the transferor (i.e., seller) has the ability to repurchase the financial assets in a repurchase agreement. This new accounting guidance will be effective on a prospective basis to new transactions or modifications for interim or annual periods beginning on or after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.

In May 2011, FASB issued ASU 2011-04 “Fair Value Measurement” which amends the fair value accounting guidance. The amendments clarify the application of the highest and best use and valuation premise concepts, preclude the application of blockage factors in the valuation of all financial instruments and include criteria for applying the fair value measurement principles to portfolios of financial instruments. The amendments additionally prescribe enhanced financial statement disclosures for Level 3 fair value measurements. The new amendments will be effective for interim or annual periods beginning on or after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.

In June 2011, FASB issued new accounting guidance on the presentation of comprehensive income in financial statements. The new guidance removes current presentation options and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. In December 2011, FASB amended this guidance to defer the changes relating to the presentation of reclassification adjustments out of accumulated other comprehensive income. This new accounting guidance will be effective for interim or annual periods beginning on or after December 15, 2011. Upon adoption of this guidance, the Bank will change the presentation of comprehensive income. The adoption of this guidance will not have any impact on the Bank’s consolidated financial position or results of operations.

In September 2011, FASB issued new Accounting Standards Update 2011-08, Testing Goodwill for Impairment, which amends the guidance in ASC 350-20. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations. The new amendments will be effective for the interim or annual periods beginning on or after December 15, 2011.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities (Topic 210). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013 and should be applied retrospectively for all comparative periods presented. The Bank is evaluating the impact this ASU will have on its financial condition and results of operations.

Convenience translation

y. Convenience translation

The accompanying financial statements have been expressed in Indian Rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the year ended March 31, 2012 have been translated into U.S. dollars at U.S.$1.00 = Rs. 50.89 as published by the Federal Reserve Board of New York on March 30, 2012. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.

Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Composite depreciation rate

Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

Schedule of Intangible Assets Amortization Computation Factors

Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Branch network	6	Straight-line
Customer lists	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	1 to 15	Straight-line

Investments (Tables)	12 Months Ended
Mar. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure

The portfolio of trading securities as of March 31, 2011 and 2012 was as follows:

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	14,222.6	Rs.	63.5	Rs.	0.3	Rs.	14,285.8
Securities issued by Government of India sponsored institutions		848.9		36.2		0.1		885.0
Other corporate/financial institution securities		1,379.8		12.2		0		1,392.0
Deposit Certificates issued by banks		21,628.1		23.1		0		21,651.2

Total debt securities		38,079.4		135.0		0.4		38,214.0
Equity securities		3.0		0		0.1		2.9

Total	Rs.	38,082.4	Rs.	135.0	Rs.	0.5	Rs.	38,216.9

	As of March 31, 2012
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	41,815.4	Rs.	8.8	Rs.	185.3	Rs.	41,638.9
Securities issued by Government of India sponsored institutions		78.1		1.6		0		79.7
State government securities		9,379.0		9.4		9.9		9,378.5
Other corporate/financial institution securities		7,079.8		41.5		6.5		7,114.8
Deposit Certificates issued by banks		18,829.1		3.8		1.4		18,831.5

Total debt securities	Rs.	77,181.4	Rs.	65.1	Rs.	203.1	Rs.	77,043.4

Total debt securities	US$	1,516.6	US$	1.3	US$	4.0	US$	1,513.9

Available for Sale Debt Securities Amortized Cost and Fair Value

The portfolio of available for sale securities at March 31, 2011 and 2012 was as follows:

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	587,417.8	Rs.	113.7	Rs.	8,772.6	Rs.	578,758.9
Securities issued by Government of India sponsored institutions		290.6		6.0		0		296.6
State government securities		252.6		1.2		0.5		253.3
Securities issued by state government sponsored institutions		9.8		0		0		9.8
Credit substitutes (see note 8)		14,526.6		26.1		61.6		14,491.1
Other corporate/financial institution bonds		1,117.8		51.7		0.1		1,169.4
Certificate of Deposit		27,449.2		67.4		49.6		27,467.0

Debt securities, other than asset and mortgage-backed securities		631,064.4		266.1		8,884.4		622,446.1
Mortgage-backed securities		4,565.9		274.5		9.9		4,830.5
Asset-backed securities		831.9		13.9		2.4		843.4
Other securities		584.9		0		0		584.9

Total	Rs.	637,047.1	Rs.	554.5	Rs.	8,896.7	Rs.	628,704.9

Securities with gross unrealized losses							Rs.	558,670.0
Securities with gross unrealized gains								70,034.9

							Rs.	628,704.9

	As of March 31, 2012
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	764,267.2	Rs.	505.2	Rs.	12,432.3	Rs.	752,340.1
Securities issued by Government of India sponsored institutions		376.7		2.3		0		379.0
State government securities		251.8		0		1.6		250.2
Securities issued by state government sponsored institutions		754.9		0		16.8		738.1
Credit substitutes (see note 8)		11,789.8		47.3		36.6		11,800.5
Other corporate/financial institution bonds		219.7		27.3		0		247.0
Certificate of Deposit		27,235.0		29.4		55.2		27,209.2

Debt securities, other than asset and mortgage-backed securities		804,895.1		611.5		12,542.5		792,964.1
Mortgage-backed securities		3,094.3		222.9		6.3		3,310.9
Asset-backed securities		485.3		100.0		0		585.3
Other securities (including mutual funds)		9,557.7		662.4		0		10,220.1

Total	Rs.	818,032.4	Rs.	1,596.8	Rs.	12,548.8	Rs.	807,080.4

Total	US$	16,074.5	US$	31.4	US$	246.6	US$	15,859.3

Securities with gross unrealized losses							Rs.	704,464.5
Securities with gross unrealized gains								102,615.9

							Rs.	807,080.4

							US$	15,859.3

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale securities at March 31, 2011 was as follows:

	As of March 31, 2011
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
Government of India securities	Rs.345,334.9	Rs.3,702.2	Rs.187,813.4	Rs.5,070.4	Rs.533,148.3	Rs.8,772.6
State government securities	51.5	0.3	11.5	0.2	63.0	0.5
Securities issued by state government sponsored institutions	0	0	4.9	0	4.9	0
Credit substitutes (see note 8)	9,416.8	61.6	0	0	9,416.8	61.6
Other corporate/financial institution bonds	49.4	0.1	0	0	49.4	0.1
Certificate of Deposit	15,436.0	49.6	0	0	15,436.0	49.6

Debt securities	370,288.6	3,813.8	187,829.8	5,070.6	558,118.4	8,884.4
Mortgage-backed securities	387.1	9.9	0	0	387.1	9.9
Asset-backed securities	164.5	2.4	0	0	164.5	2.4

Total	Rs.370,840.2	Rs.3,826.1	Rs.187,829.8	Rs.5,070.6	Rs.558,670.0	Rs.8,896.7

The gross unrealized losses and fair value of available for sale securities at March 31, 2012 was as follows:

	As of March 31, 2012
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	197,634.4	Rs.	1,424.1	Rs.	479,755.4	Rs.	11,008.2	Rs.	677,389.8	Rs.	12,432.3
State government securities		2.6		0.1		247.5		1.5		250.1		1.6
Securities issued by state government sponsored institutions		733.3		16.8		4.9		0		738.2		16.8
Credit substitutes (see note 8)		6,545.0		31.0		794.3		5.6		7,339.3		36.6
Other corporate/financial institution bonds		0		0		10.0		0		10.0		0
Certificate of Deposit		18,504.3		55.2		0		0		18,504.3		55.2

Debt securities		223,419.6		1,527.2		480,812.1		11,015.3		704,231.7		12,542.5
Mortgage-backed securities		232.8		6.3		0		0		232.8		6.3

Total	Rs.	223,652.4	Rs.	1,533.5	Rs.	480,812.1	Rs.	11,015.3	Rs.	704,464.5	Rs.	12,548.8

Total	US$	4,394.8	US$	30.1	US$	9,448.1	US$	216.5	US$	13,842.9	US$	246.6

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2010	2011	2012	2012
	(In millions)
Gross realized gains on sale	Rs.5,691.3	Rs.782.6	Rs.87.4	US$	1.7
Gross realized losses on sale	(1,116.4)	(406.9)	(1,402.5)		(27.5)

Realized gains (losses), net	4,574.9	375.7	(1,315.1)		(25.8)
Dividends and interest	33,304.6	40,739.8	56,621.0		1,112.6

Total	Rs.37,879.5	Rs.41,115.5	Rs.55,305.9	US$	1,086.8

Securities Available-for-Sale
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2012 is set out below:

	As of March 31, 2012
	Amortized Cost	Fair Value	Fair Value
	(In millions)
Within one year	Rs.258,561.4	Rs.258,395.3	US$	5,077.5
Over one year through five years	350,046.1	342,995.9		6,739.9
Over five years through ten years	132,847.7	129,167.7		2,538.2
Over ten years	63,439.9	62,405.2		1,226.3

Total	Rs.804,895.1	Rs.792,964.1	US$	15,581.9

Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2012
Available for sale Securities, Credit Substitute

The fair values of credit substitutes by type of instrument as of March 31, 2011 and March 31, 2012 were as follows:

	As of March 31,
	2011				2012
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute securities:
Debentures	Rs.	2,622.2	Rs.	2,584.3	Rs.	4,001.0	Rs.	4,009.5
Commercial paper		11,904.4		11,906.8		7,788.8		7,791.0

Total	Rs.	14,526.6	Rs.	14,491.1	Rs.	11,789.8	Rs.	11,800.5

					US$	231.7	US$	231.9

Financing Receivable, Credit Substitute, Credit Quality Indicators

The fair values of credit substitutes have been analyzed as follows:

	As of March 31,
	2011	2012	2012
	(In millions)
Performing	Rs.14,491.1	Rs.11,800.5	US$	231.9
Impaired—gross balance	106.7	102.8		2.0
Less: amounts provided for other than temporary impairments	106.7	102.8		2.0

Impaired credit substitutes, net	0	0		0

Total credit substitutes, net	Rs.14,491.1	Rs.11,800.5	US$	231.9

Impaired Financing Receivables, Credit Substitute

Impaired credit substitutes

	As of March 31,
	2011		2012		2012
	(In millions)
Gross impaired credit substitutes:
— on accrual status	Rs.	0	Rs.	0	US$	0
— on non-accrual status		106.7		102.8		2.0

Total	Rs.	106.7	Rs.	102.8	US$	2.0

Gross impaired credit substitutes by industry:
— Textiles & Garments	Rs.	101.7	Rs.	53.1	US$	1.0
— Leather Products		0		24.1		0.5
— Automobile and Auto Ancillary		0		22.0		0.4
— Drugs and Pharmaceuticals		5.0		3.6		0.1

Total	Rs.	106.7	Rs.	102.8	US$	2.0

Average impaired credit substitutes	Rs.	53.4	Rs.	51.4	US$	1.0

Interest income recognized on impaired credit substitutes	Rs.	0	Rs.	0	US$	0

Loans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable

Loans by facility as of March 31, 2011 and March 31, 2012 were as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Retail loans:
Auto loans	Rs.	257,670.2	Rs.	310,822.5	US$	6,107.7
Personal loans/ Credit cards		158,283.2		219,137.9		4,306.1
Retail business banking		207,975.5		284,431.5		5,589.1
Commercial vehicle and construction equipment finance		143,962.0		228,751.1		4,495.0
Housing loans		115,322.9		142,897.4		2,808.0
Other retail loans		96,930.8		158,926.4		3,123.0

Subtotal	Rs.	980,144.6	Rs.	1,344,966.8	US$	26,428.9

Wholesale loans	Rs.	668,605.7	Rs.	689,314.4	US$	13,545.2

Gross loans		1,648,750.3		2,034,281.2		39,974.1
Less: Allowance for credit losses		25,894.3		27,906.9		548.4

Total	Rs.	1,622,856.0	Rs.	2,006,374.3	US$	39,425.7

Financing Receivable, by Contractual Maturity

The contractual residual maturity of gross loans as of March 31, 2012 is set out below:

	As of March 31, 2012
	Wholesale loans		Retail Loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	363,954.8	Rs.	442,975.0	Rs.	806,929.8
Over one year through five years		278,063.4		777,220.1		1,055,283.5
Over five years		47,296.2		124,771.7		172,067.9

Total gross loans	Rs.	689,314.4	Rs.	1,344,966.8	Rs.	2,034,281.2

	US$	13,545.2	US$	26,428.9	US$	39,974.1

Financing Receivable Credit Quality Indicators

Gross loans analyzed by performance are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Performing	Rs.	1,628,087.9	Rs.	2,015,246.3	US$	39,600.1
Impaired		20,662.4		19,034.9		374.0

Total gross loans	Rs.	1,648,750.3	Rs.	2,034,281.2	US$	39,974.1

Past Due Financing Receivables

The following table provides details of age analysis of loans as of March 31, 2011 and March 31, 2012.

	As of March 31, 2011
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	1,031.6	Rs.	982.6	Rs.	255,656.0	Rs.	257,670.2
Personal loans/Credit card		1,567.0		1,304.9		155,411.3		158,283.2
Retail business banking		1,377.7		5,126.2		201,471.6		207,975.5
Commercial vehicle and construction equipment finance		871.6		730.2		142,360.2		143,962.0
Housing loans		112.2		448.3		114,762.4		115,322.9
Other retail		2,373.8		2,567.3		91,989.7		96,930.8
Wholesale loans		1,774.3		9,502.9		657,328.5		668,605.7

Total	Rs.	9,108.2	Rs.	20,662.4	Rs.	1,618,979.7	Rs.	1,648,750.3

	As of March 31, 2012
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	1,081.2	Rs.	952.5	Rs.	308,788.8	Rs.	310,822.5
Personal loans/Credit card		1,376.2		1,087.4		216,674.3		219,137.9
Retail business banking		1,801.9		5,015.4		277,614.2		284,431.5
Commercial vehicle and construction equipment finance		2,087.5		1,589.4		225,074.2		228,751.1
Housing loans		81.3		402.1		142,414.0		142,897.4
Other retail		2,434.4		2,264.5		154,227.5		158,926.4
Wholesale loans		1,256.7		7,723.6		680,334.1		689,314.4

Total	Rs.	10,119.2	Rs.	19,034.9	Rs.	2,005,127.1	Rs.	2,034,281.2

Total	US$	198.8	US$	374.0	US$	39,401.3	US$	39,974.1

Impaired Financing Receivables

Impaired loans by industry as of March 31, 2011 and March 31, 2012 by facility are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Gross impaired loans by industry:
—NBFC/Financial Intermediaries	Rs.	2,147.1	Rs.	1,782.7	US$	35.0
—Textiles & Garments		1,410.0		1,430.5		28.1
—Wholesale/Retail Trade		2,616.6		907.5		17.8
—Others (none greater than 5% of impaired loans)		14,488.7		14,914.2		293.1

Total	Rs.	20,662.4	Rs.	19,034.9	US$	374.0

Summary information relating to impaired loans during the years ended March 31, 2010, 2011 and 2012 is as follows:

	Fiscal Year ended March 31,
	2010		2011		2012		2012
	(In millions)
Average impaired loans, net of allowance	Rs.	5,889.8	Rs.	5,007.6	Rs.	4,145.4	US$	81.5
Interest income recognized on impaired loans	Rs.	591.4	Rs.	1,292.5	Rs.	1,668.3	US$	32.8

Allowance for Credit Losses on Financing Receivables

Allowance for credit losses as of March 31, 2011 are as follows:

	As of March 31, 2011
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	1,066.6	Rs.	1,650.9	Rs.	3,632.9	Rs.	804.9	Rs.	281.6	Rs.	1,772.6	Rs.	4,610.8	Rs.	8,954.9	Rs.	985.4	Rs.	23,760.6
Write-offs		(1,986.0)		(7,154.6)		(200.2)		(496.0)		(155.5)		(1,185.3)		(668.2)						(11,845.8)
Net allowance for credit losses*		1,422.5		6,398.9		964.1		285.2		111.1		1,298.6		3,634.9		(597.9)		462.1		13,979.5

Allowance for credit losses, end of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	594.1	Rs.	237.2	Rs.	1,885.9	Rs.	7,577.5	Rs.	8,357.0	Rs.	1,447.5	Rs.	25,894.3

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	7,577.5	Rs.	0	Rs.	0	Rs.	7,577.5
Allowance collectively evaluated for impairment		503.1		895.2		4,396.8		594.1		237.2		1,885.9		0		8,357.0		1,447.5		18,316.8
Loans:
Loans individually evaluated for impairment		0		0		0		0		0		0		9,502.9		0		0		9,502.9
Loans collectively evaluated for impairment		982.6		1,304.9		5,126.2		730.2		448.3		2,567.3		0		968,985.1		659,102.8		1,639,247.4

*	Net allowances for credit losses charged to expense does not include the recoveries against write off cases amounting to Rs 4,357.6 million.

Allowance for credit losses as of March 31, 2012 are as follows:

	As of March 31, 2012
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	594.1	Rs.	237.2	Rs.	1,885.9	Rs.	7,577.5	Rs.	8,357.0	Rs.	1,447.5	Rs.	25,894.3	US$	508.8
Write-offs		(1,277.1)		(4,862.7)		(220.6)		(555.8)		(46.3)		(448.7)		(2,818.4)						(10,229.6)		(201.0)
Net allowance for credit losses*		1,235.7		4,723.4		366.5		939.7		78.5		438.1		1,674.6		3,025.5		(239.8)		12,242.2		240.6

Allowance for credit losses, end of the period	Rs.	461.7	Rs.	755.9	Rs.	4,542.7	Rs.	978.0	Rs.	269.4	Rs.	1,875.3	Rs.	6,433.7	Rs.	11,382.5	Rs.	1,207.7	Rs.	27,906.9	US$	548.4

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	6,433.7	Rs.	0	Rs.	0	Rs.	6,433.7	US$	126.4
Allowance collectively evaluated for impairment		461.7		755.9		4,542.7		978.0		269.4		1,875.3		0		11,382.5		1,207.7		21,473.2		422.0
Loans:
Loans individually evaluated for impairment		0		0		0		0		0		0		7,723.6		0		0		7,723.6		151.8
Loans collectively evaluated for impairment		952.5		1,087.4		5,015.4		1,589.4		402.1		2,264.5		0		1,333,655.5		681,590.8		2,026,557.6		39,822.3

*	Net allowances for credit losses charged to expense does not include the recoveries against write off cases amounting to Rs 4,404.9 million.

Schedule of Interest and Fee Income, Loans and Leases

Interest on loans by facility are as follows:

	Fiscal years ended March 31,
	2010		2011		2012		2012
	(In millions)
Wholesale	Rs.	38,902.5	Rs.	56,634.7	Rs.	69,779.9	US$	1,371.2
Retail loans		79,462.0		97,085.0		140,535.8		2,761.6

Total	Rs.	118,364.5	Rs.	153,719.7	Rs.	210,315.7	US$	4,132.8

Wholesale loans
Financing Receivable Credit Quality Indicators

Wholesale Loans

We have in place a process of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/impaired. Our model assesses the overall risk over four major categories – industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.

	As of March 31,
	2011		2012		2012
	(In millions)
Credit quality indicators - Internally assigned grade and payment activity
Pass	Rs.	658,351.4	Rs.	680,542.4	US$	13,372.8
Labeled		751.4		1,048.4		20.6
Impaired		9,502.9		7,723.6		151.8

Total	Rs.	668,605.7	Rs.	689,314.4	US$	13,545.2

Retail Loans
Financing Receivable Credit Quality Indicators

Retail Loans

Credit quality indicator based on payment activity as of March 31, 2011 and as of March 31, 2012 is given below.

	As of March 31, 2011
	Auto loans		Personal loans/Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing Loans		Other retail		Total
	(In millions)
Performing	Rs.	256,687.6	Rs.	156,978.3	Rs.	202,849.3	Rs.	143,231.8	Rs.	114,874.6	Rs.	94,363.5	Rs.	968,985.1
Impaired		982.6		1,304.9		5,126.2		730.2		448.3		2,567.3		11,159.5

Total	Rs.	257,670.2	Rs.	158,283.2	Rs.	207,975.5	Rs.	143,962.0	Rs.	115,322.9	Rs.	96,930.8	Rs.	980,144.6

	As of March 31, 2012
	Auto loans		Personal loans/Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing Loans		Other retail		Total
	(In millions)
Performing	Rs.	309,870.0	Rs.	218,050.5	Rs.	279,416.1	Rs.	227,161.7	Rs.	142,495.3	Rs.	156,661.9	Rs.	1,333,655.5
Impaired		952.5		1,087.4		5,015.4		1,589.4		402.1		2,264.5		11,311.3

Total	Rs.	310,822.5	Rs.	219,137.9	Rs.	284,431.5	Rs.	228,751.1	Rs.	142,897.4	Rs.	158,926.4	Rs.	1,344,966.8

	US$	6,107.7	US$	4,306.1	US$	5,589.1	US$	4,495.0	US$	2,808.0	US$	3,123.0	US$	26,428.9

Retail and Commercial
Impaired Financing Receivables

Impaired loans are those for which the Bank believes that it is probable that it will not collect all amounts due according to the original contractual terms of the loans. The following table provides details of impaired loans as of March 31, 2011 and March 31, 2012.

	As of March 31, 2011
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans
Auto loans	Rs.	982.6	Rs.	982.6	Rs.	503.1	Rs.	1,404.0	Rs.	982.6
Personal loans/ Credit card		1,304.9		1,304.9		895.2		1,839.9		1,304.9
Retail business banking		5,126.2		5,126.2		4,396.8		5,007.9		5,126.2
Commercial vehicle and construction equipment finance		730.2		730.2		594.1		1,019.4		730.2
Housing loans		448.3		448.3		237.2		437.2		448.3
Other retail		2,567.3		2,567.3		1,885.9		2,390.4		1,810.5
Wholesale loans		9,502.9		9,502.9		7,577.5		7,863.9		6,321.7

Total	Rs.	20,662.4	Rs.	20,662.4	Rs.	16,089.8	Rs.	19,962.7	Rs.	16,724.4

The Bank holds no recorded impaired loans for which there is no related allowance.

	As of March 31, 2012
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans

Auto loans	Rs.	952.5	Rs.	952.5	Rs.	461.7	Rs.	967.6	Rs.	952.5
Personal loans/ Credit card		1,087.4		1,087.4		755.9		1,196.2		1,087.4
Retail business banking		5,015.4		5,015.4		4,542.7		5,070.8		5,015.4
Commercial vehicle and construction equipment finance		1,589.4		1,589.4		978.0		1,159.8		1,589.4
Housing loans		402.1		402.1		269.4		425.2		402.1

Other retail		2,264.5		2,264.5		1,875.3		2,415.9		2,264.5

Wholesale loans		7,723.6		7,723.6		6,433.7		8,613.3		7,099.2

Total	Rs.	19,034.9	Rs.	19,034.9	Rs.	15,316.7	Rs.	19,848.8	Rs.	18,410.5

Total	US$	374.0	US$	374.0	US$	301.0	US$	390.0	US$	361.8

Sales/transfer of receivables (Tables)	12 Months Ended
Mar. 31, 2012
Cash Flows Between Securitization Special Purpose Entity Transferee and Transferor

The following table summarizes the cash flows received from customers and paid to SPEs/transferees for sales of performing loans during the years ended March 31, 2010, March 31, 2011 and March 31, 2012:

	Fiscal years ended March 31,
	2010		2011		2012		2012
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	9,967.8	Rs.	7,048.6	Rs.	3,692.6	US$	72.6
Payments made		9,515.3		6,543.9		3,430.3		67.4
Cash flows on retained interests	Rs.	41.5	Rs.	394.0	Rs.	220.4	US$	4.3

Schedule of Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together

Other key disclosures are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Transferred receivables with continuing involvement*	Rs.	7,593.5	Rs.	4,985.1	US$	98.0
Delinquencies		352.7		643.6		12.6
Credit losses		282.9		389.3		7.6
Retained interest in sold receivables		359.7		247.9		4.9

*	Includes Rs. 2.4 million held by SPEs as of March 31, 2011 and which is less than Rs 0.1 million as of March 31, 2012.

Schedule of Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets, or Servicing Liabilities

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2011 and March 31, 2012 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2011		2012		2012
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	30.1	Rs.	17.4	US$	0.3
Impact of 20% adverse change		57.0		32.9		0.6
Expected credit losses:
Impact of 10% adverse change		22.3		7.9		0.2
Impact of 20% adverse change		44.5		15.7		0.3

Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2012
Schedules of Concentration of Risk, by Risk Factor

retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below.

	As of March 31, 2011
Category	Gross loans		Fair Values Of Credit Substitutes		Total		%
	(In millions, except percentages)
Wholesale / Retail Trade	Rs.	107,152.2	Rs.	0	Rs.	107,152.2	6.4%
Land Transport		91,140.0		0		91,140.0	5.5
Automotive Manufacturers		76,336.1		2,890.5		79,226.6	4.8
Non-Banking Finance Companies/ Financial Intermediaries		54,241.0		2,611.9		56,852.9	3.3
Activities Allied to Agriculture		49,024.3		0		49,024.3	2.9
Banks and Financial Institutions		45,070.1		0		45,070.1	2.7
Real Estate & Property Services		39,964.8		0		39,964.8	2.4
Iron and Steel		39,203.3		0		39,203.3	2.4
Power		36,646.8		0		36,646.8	2.2
Food and Beverage		34,458.0		0		34,458.0	2.1
Fertilizers & Pesticides		34,157.5		0		34,157.5	2.1
Others (none greater than 2%)		1,041,356.2		8,988.7		1,050,344.9	63.2

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	100%

	As of March 31, 2012
Category	Gross loans		Fair Values Of Credit Substitutes		Total		Total		%
	(In millions, except percentages)
Wholesale / Retail Trade	Rs.	163,202.4	Rs.	0	Rs.	163,202.4	US$	3,207.0	8.0%
Land Transport		129,736.4		0		129,736.4		2,549.3	6.3
Automotive manufacturers		70,078.3		97.0		70,175.3		1,379.0	3.4
Non-Banking Finance Companies/ Financial Intermediaries		47,563.0		5,033.5		52,596.5		1,033.5	2.6
Real Estate & Property Services		47,422.1		0		47,422.1		931.9	2.3
Food and Beverage		46,444.1		0		46,444.1		912.6	2.3
Activities Allied to Agriculture		45,591.8		0		45,591.8		895.9	2.2
Power		44,135.9		0		44,135.9		867.3	2.2
Others (none greater than 2%)		1,440,107.2		6,670.0		1,446,777.2		28,429.5	70.7

Total	Rs.	2,034,281.2	Rs.	11,800.5	Rs.	2,046,081.7	US$	40,206.0	100.0%

Exposures based on the region the instruments are originated
Fair Value, Concentration of Risk

Loan and credit substitute exposures as of March 31, 2011 and 2012 based on the region in which the instruments are originated are as follows (which may be or may not be where funds are used):

	As of March 31, 2011
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	459,750.5	Rs.	14,386.4	Rs.	474,136.9	28.5%
Western region, other than Mumbai		290,496.4		0		290,496.4	17.5
Northern region		398,120.9		0		398,120.9	23.9
Eastern region		73,956.5		0		73,956.5	4.4
Southern region		379,890.6		104.7		379,995.3	22.9
Foreign branch		46,535.4		0		46,535.4	2.8

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	100.0%

	As of March 31, 2012
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	537,641.9	Rs.	10,419.7	Rs.	548,061.6	US$	10,769.5	26.8%
Western region, other than Mumbai		391,565.9		0		391,565.9		7,694.4	19.1
Northern region		471,476.2		0		471,476.2		9,264.6	23.0
Eastern region		97,442.5		0		97,442.5		1,914.8	4.8
Southern region		476,871.0		1,380.8		478,251.8		9,397.8	23.4
Foreign branch		59,283.7		0		59,283.7		1,164.9	2.9

Total	Rs.	2,034,281.2	Rs.	11,800.5	Rs.	2,046,081.7	US$	40,206.0	100.0%

Exposure to ten largest borrowers
Fair Value, Concentration of Risk

The Bank’s exposures to its ten largest borrowers as of March 31, 2012, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures, are as follows:

	March 31, 2011						March 31, 2012
	Funded Exposure		Non-Funded Exposure		Total Exposure		Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	65,030.5	Rs.	0	Rs.	65,030.5	Rs.	91,154.8	Rs.	0	Rs.	91,154.8	US$	1,791.2
Borrower 2		33,579.5		24,000.0		57,579.5		24,500.0		28,502.9		53,002.9		1,041.5
Borrower 3		1,209.1		21,672.2		22,881.3		12,761.6		39,387.5		52,149.1		1,024.7
Borrower 4		30,000.0		0		30,000.0		42,500.0		0		42,500.0		835.1
Borrower 5		0		0		0		30,000.0		0		30,000.0		589.5
Borrower 6		30,000.0		0		30,000.0		30,000.0		0		30,000.0		589.5
Borrower 7		418.9		20,813.5		21,232.4		3,650.0		24,205.9		27,855.9		547.4
Borrower 8		0		0		0		24,184.3		14.0		24,198.3		475.5
Borrower 9		0		0		0		22,206.6		0		22,206.6		436.4
Borrower 10		0		0		0		3,229.1		18,381.8		21,610.9		424.7

Property and equipment (Tables)	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Land and premises	Rs.	10,259.7	Rs.	10,581.7	US$	207.9
Software and systems		7,087.9		8,387.6		164.8
Equipment and furniture		29,451.7		35,138.6		690.5

Property and equipment, at cost		46,799.3		54,107.9		1,063.2
Less: Accumulated depreciation		23,918.1		29,147.0		572.7

Property and equipment, net	Rs.	22,881.2	Rs.	24,960.9	US$	490.5

Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by class of intangible assets as of March 31, 2011 and March 31, 2012:

	As of March 31, 2011						As of March 31, 2012
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying amount		Net carrying amount
							(In millions)
Branch network	Rs.	8,335.0	Rs.	3,967.4	Rs.	4,367.6	Rs.	8,335.0	Rs.	5,356.0	Rs.	2,979.0	US$	58.5
Customer list		2,710.0		2,710.0		0		2,710.0		2,710.0		0		0
Core deposit		4,414.0		2,520.7		1,893.3		4,414.0		3,406.0		1,008.0		19.8
Favorable leases		543.0		401.0		142.0		543.0		456.0		87.0		1.8

Total		Rs.16,002.0	Rs.	9,599.1	Rs.	6,402.9	Rs.	16,002.0	Rs.	11,928.0	Rs.	4,074.0	US$	80.1

Schedule of Expected Amortization Expense

The estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

	As of March 31,
	2012		2012
	(In millions)
To be amortized during the twelve months ending March 31:
2013	Rs.	2,304.5	US$	45.3
2014		1,538.5		30.2
2015		219.0		4.3
2016		7.0		0.1
2017		3.0		0.1

Other assets (Tables)	12 Months Ended
Mar. 31, 2012
Other Assets Disclosure

Other assets include the following:

	As of March 31,
	2011		2012		2012
	(In millions)
Security deposits for leased property	Rs.	2,812.8	Rs.	3,149.4	US$	61.9
Sundry accounts receivable		6,666.5		7,489.3		147.2
Advance tax (net of provision for taxes)		9,743.7		11,469.1		225.4
Advances		799.0		3,180.4		62.5
Prepaid expenses		1,016.0		1,149.1		22.6
Restricted cash/ securitization margin for credit enhancement and securitized transactions		2,269.2		3,222.9		63.3
Derivatives		75,593.6		133,194.3		2,617.3
Others		16,631.6		28,177.0		553.7

Total	Rs.	115,532.4	Rs.	191,031.5	US$	3,753.9

Deposits (Tables)	12 Months Ended
Mar. 31, 2012
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2011 and 2012 were as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Interest-bearing:
Savings deposits	Rs.	634,476.8	Rs.	739,974.6	US$	14,540.7
Time deposits		984,806.8		1,272,083.3		24,996.7

Total interest-bearing deposits		1,619,283.6		2,012,057.9		39,537.4
Non-interest-bearing deposits		462,845.4		452,991.7		8,901.4

Total	Rs.	2,082,129.0	Rs.	2,465,049.6	US$	48,438.8

Time Deposits By Maturity

As of March 31, 2012, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2012
	(In millions)
Due to mature in the fiscal year ending March 31:
2013	Rs.	1,001,480.1	US$	19,679.3
2014		225,177.0		4,424.8
2015		15,174.7		298.2
2016		5,777.6		113.5
2017		21,962.6		431.6
Thereafter		2,511.3		49.3

Total	Rs.	1,272,083.3	US$	24,996.7

Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2012
Short-term borrowings

Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2011 and March 31, 2012 were comprised of the following:

	As of March 31,
	2011		2012		2012
	(In millions)
Borrowed in the call market	Rs.	7,050.6	Rs.	8,693.3	US$	170.8
Term borrowings from institutions/banks		15,609.9		44,850.3		881.4
Foreign currency borrowings		46,598.6		59,099.2		1,161.3
Bills rediscounted		7,427.6		0		0

Total	Rs.	76,686.7	Rs.	112,642.8	US$	2,213.5

Total borrowings outstanding:
Maximum amount outstanding	Rs.	124,092.8	Rs.	286,380.8	US$	5,627.4

Average amount outstanding	Rs.	84,086.3	Rs.	109,900.6	US$	2,159.6

Weighted average interest rate		5.3%		5.2%		5.2%

Long-term debt (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Long-term Debt Instruments

Long-term debt as of March 31, 2011 and March 31, 2012 was comprised of the following:

	As of March 31,
	2011		2012		2012
	(In millions)
Subordinated debt	Rs.	73,930.5	Rs.	111,056.5	US$	2,182.3
Others		19,356.7		67,310.1		1,322.6

Total	Rs.	93,287.2	Rs.	178,366.6	US$	3,504.9

The below table presents the balance of long term debt as of March 31, 2011 and March 31, 2012 and the related contractual rates and maturity dates:

	Years ended March 31,
	2011				2012
	Maturity /Call dates	Stated interest rates	Total		Maturity /Call dates	Stated interest rates	Total		Total
	(In Millions)
Subordinated debt
Lower Tier II
Fixed rate	2011 - 2019	5.90% to 10.70%	Rs.	33,312.0	2014 -2022	5.90% to 10.70%	Rs.	69,810.0	US$	1,371.8
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2016 - 2021	8.70% to 10.85%		34,159.0		671.2
Variable rate	2016 - 2017	LIBOR+1.2		4,459.5	2016 - 2017	LIBOR+1.2		5,087.5		100.0
Perpetual debt	2016 - 2017	9.92%		2,000.0	2016 - 2017	9.92%		2,000.0		39.3
Others
Variable rate—(1)	2011 - 2014	1.15% to 1.91%		5,351.4	2012 -2015	1.41% to 2.30%		31,033.8		609.8
Variable rate—(2)	2012 - 2019	9.60% to 10.0%		11,171.2	2012 -2019	10.50% to 10.85%		10,983.9		215.8
Fixed rate	2011 - 2014	8.75% to 10.5%		2,834.1	2012 -2019	8.00% to 11.50%		25,292.4		497.0

Total			Rs.	93,287.2			Rs.	178,366.6	US$	3,504.9

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2012
	(In millions)
Due in the fiscal year ending March 31:
2013	Rs.	19,687.8	US$	386.9
2014		9,532.2		187.3
2015		33,356.0		655.5
2016		16,020.0		314.8
2017		5,450.0		107.1
Thereafter (1)		92,320.6		1,814.1

Total	Rs.	176,366.6	US$	3,465.7

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Accounts Payable, Accrued Liabilities and Other Liabilities Disclosure

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2011		2012		2012
	(In millions)
Bills payable	Rs.	56,361.5	Rs.	54,657.3	US$	1,074.0
Remittances in transit		21,054.9		23,858.1		468.8
Accrued expenses		16,266.8		20,077.9		394.5
New account deposits		5,435.5		4,942.1		97.1
Accounts payable		44,626.7		49,480.2		972.3
Derivatives		74,401.8		127,932.3		2,513.9
Others		14,410.4		15,620.2		307.0

Total	Rs.	232,557.6	Rs.	296,568.1	US$	5,827.6

Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Accumulated Other Comprehensive Income (Loss)

The cumulative balances included in accumulated other comprehensive income are:

	As of March 31,
	2011		2012		2012
	(In millions)
Net unrealized loss on available for sale securities	Rs.	(5,661.0)	Rs.	(7,414.9)	US$	(145.7)
Foreign currency translation reserve		(51.5)		202.1		4.0

Total	Rs.	(5,712.5)	Rs.	(7,212.8)	US$	(141.7)

Income taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure Table

Income tax expense is comprised of the following:

	Years ended March 31,
	2010		2011		2012		2012
	(In millions)
Current income tax expense	Rs.	13,656.7	Rs.	22,905.4	Rs.	26,743.1	US$	525.5
Deferred income tax (benefit) expense*		(1,318.3)		(1,207.1)		(1,950.0)		(38.3)
Interest on income tax refund						(964.4)		(19.0)

Income tax expense**	Rs.	12,338.4	Rs.	21,698.3	Rs.	23,828.7	US$	468.2

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,281.3 million, Rs. 919.1 million and Rs.805.1 million for fiscals 2010, 2011 and 2012, respectively.
**	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,955.3 million, Rs. 2,402.1 million and Rs.782.3 million for fiscals 2010, 2011 and 2012, respectively.

Reconciliation Of Statutory Federal Tax Rate

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2010		2011		2012		2012
	(In millions)
Net income before taxes	Rs.	37,226.2	Rs.	63,225.6	Rs.	73,836.7	US$	1,450.9
Effective statutory income tax rate		33.99%		33.22%		32.45%		32.45%
Expected income tax expense		12,653.2		21,002.0		23,956.3		470.7
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		0		0		(651.5)		(12.8)
Permanent differences:
Stock-based compensation		1,217.0		1,132.0		1,268.6		24.9
Income exempt from taxes		(1,529.4)		(650.4)		(981.9)		(19.3)
Effect of change in statutory tax rate		—		106.2		136.7		2.7
Other, net		(2.4)		108.5		100.5		2.0

Income tax expense	Rs.	12,338.4	Rs.	21,698.3	Rs.	23,828.7	US$	468.2

Components of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	5,935.0	Rs.	6,198.2	US$	121.8
Unrealized loss on securities available for sale		2,771.1		3,553.4		69.8
Investments, others		244.6		693.0		13.6
Employee benefits		1,603.4		1,942.1		38.2
Others		2,148.2		2,432.0		47.9

Deferred tax asset		12,702.3		14,818.7		291.3

Taxable temporary differences:
Property and equipment		993.9		822.6		16.2
Loan origination cost		713.2		1,108.5		21.8
Derivatives		148.6		121.9		2.4
Intangible assets		2,126.9		1,321.8		26.0

Deferred tax liability		3,982.6		3,374.8		66.4

Net deferred tax (asset) liability	Rs.	(8,719.7)	Rs.	(11,443.9)	US$	(224.9)

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2011		2012		2012
	(In millions)
Opening balance	Rs.	691.3	Rs.	691.3	US$	13.6
Increase/(decrease) related to prior year tax positions		0		0		0

Closing balance	Rs.	691.3	Rs.	691.3	US$	13.6

Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2010	2011	2012
Dividend yield	0.59%-0.69%	0.55%	0.65%-0.70%
Expected volatility	44.68%-49.86%	30.00%	29.35%
Risk-free interest rate	7.32%-7.71%	7.53%-7.62%	8.04%-8.22%
Expected lives	1-4 years	1-4.3 years	1-5.2 years

Schedule of Share-based Compensation, Stock Options, Activity

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2010	2011	2012
Options available to be granted, beginning of period*	57,124,500	22,812,500	91,642,000
Equity shares allocated for grant under the plan	0	100,000,000	0
Options granted	(36,341,250)	(32,967,500)	(35,603,250)
Forfeited/lapsed*	2,029,250	1,797,000	1,077,250

Options available to be granted, end of period	22,812,500	91,642,000	57,116,000

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/lapse are not available for re-issue.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2010			2011			2012
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of period	90,977,575	Rs.	195.51	92,347,270	Rs.	241.54	85,924,615	Rs.	325.27
Granted	36,341,250		302.41	32,967,500		440.16	35,603,250		468.67
Exercised	(30,794,715)		180.54	(37,412,060)		221.36	(20,559,850)		257.91
Forfeited	(1,748,025)		254.94	(1,492,250)		328.39	(879,000)		439.76
Lapsed	(2,428,815)		191.97	(485,845)		198.05	(216,275)		199.60

Options outstanding, end of period	92,347,270	Rs.	241.54	85,924,615	Rs.	325.27	99,872,740	Rs.	389.52

Options exercisable, end of period	53,639,770	Rs.	202.11	53,132,115	Rs.	254.36	56,415,090	Rs.	332.53

Weighted average fair value of options granted during the year		Rs.	117.24		Rs.	140.74		Rs.	163.43

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following summarizes information about stock options outstanding as of March 31, 2012:

		As of March 31, 2012
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life Years	Weighted Average Exercise Price
Plan B	Rs. 71.72 to Rs. 219.74 (or US$ 1.41 to US$ 4.32)	1,950,300	1.16	Rs.	207.68
Plan C	Rs. 126.12 to Rs. 219.74 (or US$ 2.48 to US$ 4.32)	3,421,500	0.93		191.41
Plan D	Rs. 219.74 to Rs. 340.96 (or US$ 4.32 to US$ 6.70)	26,489,250	2.12		276.03
Plan E	Rs. 440.16 to Rs. 508.23 (or US$ 8.65 to US$ 9.99)	66,270,250	4.55		455.47
Key ESOP	Rs. 23.20 (or US$ 0.46)	33,595	1.04		23.20
General ESOP	Rs. 88.45 to Rs. 251.72 (or US$ 1.74 to US$ 4.95)	1,707,845	1.88	Rs.	202.65

Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Allocation of Plan Assets

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2011 and March 31, 2012 are summarized in the table below.

	As of March 31, 2011						As of March 31, 2012
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	0	Rs.	0	Rs.	178.1	Rs.	0	Rs.	0	Rs.	233.8
Funds managed by insurance company (2)		0		358.9		0		0		437.2		0
Funds managed by trust
— Government securities		0		220.2		0		0		265.3		0
— Debenture and bonds		0		215.1		0		0		410.0		0
— Others		121.2		0		0		83.7		0		0

Total	Rs.	121.2	Rs.	794.2	Rs.	178.1	Rs.	83.7	Rs.	1,112.5	Rs.	233.8

							US$	1.6	US$	21.9	US$	4.6

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2011 and 2012.

	Funds managed by Insurance companies as of March 31,
	2011		2012		2012
	(In millions)
Particular
Opening balance	Rs.	170.1	Rs.	178.1	US$	3.5
Purchases, sales and settlements		8.0		55.7		1.1

Closing balance	Rs.	178.1	Rs.	233.8	US$	4.6

Pension
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2011 and March 31, 2012:

	As of March 31,
	2011		2012		2012
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	407.0	Rs.	573.8	US$	11.3
Service cost		17.6		15.1		0.3
Interest cost		30.5		46.1		0.9
Actuarial (gains)/losses		188.6		34.4		0.7
Benefits paid		(69.9)		(100.9)		(2.0)

Projected benefit obligation, end of the period		573.8		568.5		11.2

Change in plan assets:
Fair value of plan assets, beginning of the period		387.8		433.5		8.5
Expected return on plan assets		32.8		37.8		0.7
Actuarial gains/(losses)		28.5		(12.9)		(0.3)

Actual return on plan assets		61.3		24.9		0.4
Employer contributions		54.3		153.9		3.0
Benefits paid		(69.9)		(100.9)		(2.0)

Fair value of plan assets, end of the period		433.5		511.4		9.9

Funded Status	Rs.	(140.3)	Rs.	(57.1)	US$	(1.3)

Schedule of Net Benefit Costs

Net pension cost for the year ended March 31, 2010, March 31, 2011 and March 31, 2012 was comprised of the following components:

	As of March 31,
	2010		2011		2012		2012
	(in millions)
Service cost	Rs.	12.1	Rs.	17.6	Rs.	15.1	US$	0.3
Interest cost		27.3		30.5		46.1		0.9
Expected return on plan assets		(30.3)		(32.8)		(37.8)		(0.7)
Actuarial (gains)/losses		37.8		160.1		47.3		1.0

Net pension cost	Rs.	46.9	Rs.	175.4	Rs.	70.7	US$	1.5

Schedule of Assumptions Used

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2010	2011	2012
	(% per annum)
Discount rate*	8.4	8.2	8.8
Rate of increase in compensation levels of covered employees	8.5	8.5	9.0
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2013	Rs.	108.5
2014		123.7
2015		129.9
2016		153.7
2017		212.5
2018-2022		627.4

Schedule of Allocation of Plan Assets

The weighted-average asset allocation of the said plan assets for the pension benefits and other benefits as at March 31, 2012 is as follows:

Asset category	Funds managed by trust
Government securities	32.8%
Debenture and bonds	54.4%
Other	12.8%

Total	100.0%

Gratuity
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2011 and March 31, 2012:

	As of March 31,
	2011		2012		2012
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	992.0	Rs.	1,360.8	US$	26.7
Service cost		269.5		283.6		5.6
Interest cost		78.0		115.7		2.3
Actuarial(gains)/ losses		103.0		(5.6)		(0.1)
Benefits paid		(81.7)		(91.5)		(1.8)

Projected benefit obligation, end of the period		1,360.8		1,663.0		32.7

Change in plan assets:
Fair value of plan assets, beginning of the period		517.4		660.0		13.0
Expected return on plan assets		23.6		63.1		1.2
Actuarial gains/(losses)		0.1		(9.3)		(0.2)

Actual return on plan assets		23.7		53.8		1.0
Employer contributions		200.6		296.3		5.8
Benefits paid		(81.7)		(91.5)		(1.8)

Fair value of plan assets, end of the period		660.0		918.6		18.0

Funded Status	Rs.	(700.8)	Rs.	(744.4)	US$	(14.7)

Schedule of Net Benefit Costs

Net gratuity cost for the years ended March 31, 2010, 2011 and 2012 was comprised of the following components:

	Fiscal years ended March 31,
	2010		2011		2012		2012
	(In millions)
Service cost	Rs.	209.9	Rs.	269.5	Rs.	283.6	US$	5.6
Interest cost		58.9		78.0		115.7		2.3
Expected return on plan assets		(38.8)		(23.6)		(63.1)		(1.2)
Actuarial (gains)/ losses		(27.3)		102.9		3.7		0.1

Net gratuity cost	Rs.	202.7	Rs.	426.8	Rs.	339.9	US$	6.8

Schedule of Assumptions Used

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2010	2011	2012
	(% per annum)
Discount rate*	8.4	8.2	8.8
Rate of increase in compensation levels of covered employees	8.5	8.5	9.0
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
(In millions)
2013	Rs.56.1
2014	49.8
2015	25.3
2016	49.5
2017	55.0
2018-2022	303.3

Schedule of Allocation of Plan Assets

As at March 31, 2012, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2012
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	56.0%	26.4%	39.4%
Debenture and bonds	36.0%	25.3%	53.2%
Equity securities	6.0%	48.1%	0
Other	2.0%	0.2%	7.4%
Total	100.0%	100.0%	100.0%

* The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2012 are provided separately.

Financial instruments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Derivative Instruments

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2011 and March 31, 2012, together with the fair values on each reporting date.

	As of March 31, 2011
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,045,524.2	Rs.	18,885.7	Rs.	20,835.1	Rs.	(1,949.4)
Forward rate agreements		614.6		0.6		0.5		0.1
Currency options		358,206.1		5,448.6		5,840.6		(392.0)
Currency swaps		35,368.4		927.5		726.3		201.2
Forward exchange contracts		3,006,909.9		50,331.2		46,999.3		3,331.9

Total	Rs.	5,446,623.2	Rs.	75,593.6	Rs.	74,401.8	Rs.	1,191.8

	As of March 31, 2012
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,352,335.4	Rs.	11,735.6	Rs.	12,353.8	Rs.	(618.2)	US$	46,223.9	US$	(12.1)
Currency options		220,616.6		3,987.7		3,038.8		948.9		4,335.2		18.6
Currency swaps		53,438.4		2,959.3		1,882.0		1,077.3		1,050.1		21.2
Forward exchange contracts		5,648,917.1		114,511.7		110,657.7		3,854.0		111,002.5		75.7

Total	Rs.	8,275,307.5	Rs.	133,194.3	Rs.	127,932.3	Rs.	5,262.0	US$	162,611.7	US$	103.4

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the years ended March 31,
	2011		2012		2012
	(In millions)
Interest rate derivatives	Rs.	(1,815.4)	Rs.	(715.9)	US$	(14.1)
Forward rate agreements		(0.1)		(0.1)		(0.0)
Currency options		254.8		220.1		4.3
Currency swaps		(721.3)		823.3		16.2
Forward contracts		(1,591.8)		2,461.3		48.4

Total gains/(losses)	Rs.	(3,873.8)	Rs.	2,788.7	US$	54.8

Schedule of Guarantor Obligations

Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2011		2012		2012
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	62,104.7	Rs.	76,921.6	US$	1,511.5
Performance guarantees		54,857.1		59,909.3		1,177.2
Documentary credits		154,406.1		209,182.1		4,110.5
Total	Rs.	271,367.9	Rs.	346,013.0	US$	6,799.2

Estimated fair values:
Guarantees	Rs.	(742.2)	Rs.	(895.9)	US$	(17.6)
Documentary credits		(166.2)		(171.7)		(3.4)

Total	Rs.	(908.4)	Rs.	(1,067.6)	US$	(21.0)

Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value, by Balance Sheet Grouping

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of March 31,
	2011				2012
	Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	288,902.1	Rs.	288,902.1	Rs.	188,043.0	Rs.	188,043.0	US$	3,695.1	US$	3,695.1
Term placements		102,049.4		101,982.3		150,096.5		149,900.6		2,949.4		2,945.6
Investments held for trading		38,216.9		38,216.9		77,043.4		77,043.4		1,513.9		1,513.9
Investments available for sale		628,704.9		628,704.9		807,080.4		807,080.4		15,859.3		15,859.3
Securities purchased under agreements to resell		0		0		20,868.3		20,868.3		410.1		410.1
Loans		1,622,856.0		1,626,854.0		2,006,374.3		2,025,336.9		39,425.7		39,798.3
Accrued interest receivable		19,752.6		19,752.6		26,645.5		26,645.5		523.6		523.6
Other assets		97,884.7		96,986.2		161,705.4		160,657.4		3,177.5		3,157.0
Financial Liabilities:
Interest-bearing deposits		1,619,283.6		1,624,611.7		2,012,057.9		2,018,607.1		39,537.4		39,666.1
Non-interest-bearing deposits		462,845.4		462,845.4		452,991.7		452,991.7		8,901.4		8,901.4
Securities sold under repurchase agreements		60,000.0		60,000.0		70,000.0		70,000.0		1,375.5		1,375.5
Short-term borrowings		76,686.7		76,686.7		112,642.8		112,642.8		2,213.5		2,213.5
Accrued interest payable		27,746.0		27,746.0		51,935.9		51,935.9		1,020.6		1,020.6
Long-term debt		93,287.2		94,373.6		178,366.6		181,775.7		3,504.9		3,571.9
Accrued expenses and other liabilities		203,084.2		203,084.2		263,198.8		263,198.8		5,171.9		5,171.9

Segment information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the years ended March 31, 2010, 2011 and 2012:

	Fiscal years ended March 31,
	2010								2011
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income (External)	Rs.	39,284.6	Rs.	41,715.4	Rs.	(68.7)	Rs.	80,931.3	Rs.	57,723.7	Rs.	50,959.5	Rs.	(280.9)	Rs.	108,402.3
Net interest income (Internal)		31,570.0		(31,547.8)		(22.2)		0		30,895.4		(32,113.5)		1,218.1		0
Net interest revenue		70,854.6		10,167.6		(90.9)		80,931.3		88,619.1		18,846.0		937.2		108,402.3
Less: Provision for credit losses		16,586.3		1,607.6		0		18,193.9		5,585.5		4,036.4		0		9,621.9

Net interest revenue, after allowance for credit losses		54,268.3		8,560.0		(90.9)		62,737.4		83,033.6		14,809.6		937.2		98,780.4
Non-interest revenue		30,417.4		5,565.6		6,916.7		42,899.7		39,287.4		6,342.3		1,185.7		46,815.4
Non-interest expense		(59,620.7)		(8,016.4)		(773.8)		(68,410.9)		(70,459.0)		(10,851.2)		(1,060.0)		(82,370.2)

Income before income tax	Rs.	25,065.0	Rs.	6,109.2	Rs.	6,052.0	Rs.	37,226.2	Rs.	51,862.0	Rs.	10,300.7	Rs.	1,062.9	Rs.	63,225.6

Segment assets:
Segment average total assets	Rs.	935,427.3	Rs.	1,023,020.0	Rs.	54,682.5	Rs.	2,013,129.8	Rs.	1,191,386.4	Rs.	1,287,233.9	Rs.	81,336.0	Rs.	2,559,956.3

	Fiscal year ended March 31,
	2012
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)
Net interest income (External)	Rs.	73,157.0	Rs.	52,357.0	Rs.	878.0	Rs.	126,392.0	US$	2,483.6
Net interest income (Internal)		27,856.6		(29,476.0)		1,619.4		0		0
Net interest revenue		101,013.6		22,881.0		2,497.4		126,392.0		2,483.6
Less: Provision for credit losses		6,445.6		1,391.7		0		7,837.3		154.0

Net interest revenue, after allowance for credit losses		94,568.0		21,489.3		2,497.4		118,554.7		2,329.6
Non-interest revenue		46,193.6		7,609.4		(1,207.5)		52,595.5		1,033.5
Non-interest expense		(86,131.7)		(8,146.5)		(3,035.3)		(97,313.5)		(1,912.2)

Income before income tax	Rs.	54,629.9	Rs.	20,952.2	Rs.	(1,745.4)	Rs.	73,836.7	US$	1,450.9

Segment assets:
Segment average total assets	Rs.	1,557,746.6	Rs.	1,423,614.1	Rs.	131,725.3	Rs.	3,113,086.0	US$	61,172.8

Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Operating Leases of Lessee Disclosure

The rental expenses and sub-lease income is as follows:

	As of March 31,
	2010	2011	2012	2012
	(In millions)
The total minimum lease payments during the year recognized in the consolidated statement of income	Rs. 4,066.6	Rs. 4,630.7	Rs. 5,382.0	US$	105.8
Sub-lease income recognized in the consolidated statement of income	Rs. 139.3	Rs. 181.3	Rs. 241.7	US$	4.7

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of March 31, 2012 were as follows:

Year ending March 31,	Payments
	(In millions)
2013	Rs.	5,152.0	US$	101.2
2014		4,774.5		93.8
2015		4,489.7		88.2
2016		4,217.3		82.9
2017		3,949.1		77.6
Thereafter		7,311.3		143.7

Total	Rs.	29,893.9	US$	587.4

Provision for Reward Points

The movement in provision for credit card and debit card reward points as of March 31, 2011 and March 31, 2012 is as follows:.

	As of March 31,
	2011		2012		2012
	(In millions)
Opening provision of reward points	Rs.	340.0	Rs.	593.3	US$	11.7
Provision made during the year		470.7		551.0		10.8
Utilization/ write back of provision		(183.7)		(221.0)		(4.3)
Effect of change in rate of accrual of reward points		17.8		(65.3)		(1.3)
Effect of change in cost of reward points		(51.5)		0		0

Closing provision of reward points	Rs.	593.3	Rs.	858.0	US$	16.9

Related party transactions (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Related Party Transactions

Balances payable to related parties are as follows:

	As of March 31,
	2011						2012
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	6,600.2	Rs.	1,805.4	Rs.	8,405.6	Rs.	13,477.8	Rs.	3,239.6	Rs.	16,717.4	US$	328.5
Balances in interest- bearing deposits		9,598.0		210.6		9,808.6		7,629.9		512.9		8,142.8		160.0

Total	Rs.	16,198.2	Rs.	2,016.0	Rs.	18,214.2	Rs.	21,107.7	Rs.	3,752.5	Rs.	24,860.2	US$	488.5

Balances receivable from related parties are as follows:

	As of March 31,
	2011						2012
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	286.4	Rs.	286.4	US$	5.6
Other assets		84.4		599.8		684.2		54.5		838.2		892.7		17.6

Total	Rs.	84.4	Rs.	599.8	Rs.	684.2	Rs.	54.5	Rs.	1,124.6	Rs.	1,179.1	US$	23.2

Purchase of property and equipment from related parties for the years ended March 31, 2011 and 2012 were nil. Purchase and sale of investments from others for the year ended March 31, 2012 were Rs. 239.7 million (previous year Rs.238.6 million) and Rs. 4,585.2 million (previous year Rs. 239.1 million), respectively.

Included in the determination of net income are the following significant transactions with related parties:

	March 31,
	2010						2011						2012
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	769.0	Rs.	5,908.8	Rs.	6,677.8	Rs.	807.2	Rs.	7,948.6	Rs.	8,755.8	Rs.	838.7	Rs.	6,200.0	Rs.	7,038.7	US$	138.3
Interest and Dividend revenue		0		25.8		25.8		0		45.0		45.0		0		14.2		14.2		0.3
Non-interest expense-Administrative and other		0		(570.0)		(570.0)		0		(327.9)		(327.9)		0		(366.4)		(366.4)		(7.2)
Non-interest expense-Premises and equipment		(8.5)		(13.7)		(22.2)		(17.3)		(12.6)		(29.9)		(16.9)		(12.6)		(29.5)		(0.6)

Regulatory capital and capital adequacy (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The Bank’s regulatory capital and capital adequacy ratios are measured in accordance with Indian GAAP and calculated under both the Basel I and Basel II frameworks, are as follows:

	Basel I, as of March 31,						Basel II, as of March 31,
	2011		2012		2012		2011		2012		2012
			(In millions)				(In millions)
Tier 1 capital	Rs.	237,704.1	Rs.	281,135.6	US$	5,524.4	Rs.	237,183.5	Rs.	280,674.9	US$	5,515.3
Tier 2 capital		77,438.1		118,989.7		2,338.2		77,438.1		118,989.7		2,338.2

Total capital	Rs.	315,142.2	Rs.	400,125.3	US$	7,862.6	Rs.	314,621.6	Rs.	399,664.6	US$	7,853.5

Total risk-weighted assets and contingents	Rs.	2,057,206.2	Rs.	2,547,642.9	US$	50,061.8	Rs.	1,939,602.6	Rs.	2,418,963.2	US$	47,533.2

Capital ratios of the Bank:
Tier 1		11.56%		11.04%				12.23%		11.60%
Total capital		15.32%		15.71%				16.22%		16.52%
Minimum capital ratios required by the RBI:
Tier 1		4.50%		4.50%				6.00%		6.00%
Total capital		9.00%		9.00%				9.00%		9.00%

Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2012
Weighted-average number of shares

	As of March 31,
	2010	2011	2012
Weighted average number of equity shares used in computing basic earnings per equity share	2,182,197,865	2,309,042,936	2,336,704,062
Effect of potential equity shares for stock options outstanding	27,045,525	32,879,357	20,643,197

Weighted average number of equity shares used in computing diluted earnings per equity share	2,209,243,390	2,341,922,293	2,357,347,259

Reconciliation of Earnings Per Share

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2010		2011		2012		2012
Basic earnings per share	Rs.	11.26	Rs.	17.84	Rs.	21.30	US$	0.42
Effect of potential equity shares for stock options outstanding		0.14		0.25		0.18		0.01

Diluted earnings per share	Rs.	11.12	Rs.	17.59	Rs.	21.12	US$	0.41

Basic earnings per ADS	Rs.	33.78	Rs.	53.52	Rs.	63.90	US$	1.26
Effect of potential equity shares for stock options outstanding		0.42		0.75		0.54		0.01

Diluted earnings per ADS	Rs.	33.36	Rs.	52.77	Rs.	63.36	US$	1.23

Investments in Affiliates (Tables)	12 Months Ended
Mar. 31, 2012
Investments in and Advances to Affiliates

The following is a list of investments in affiliates as at March 31, 2012:

Company	Type of Business	HDFC Bank Ltd. and Subsidiaries Investment		HDFC Bank Ltd. and Subsidiaries Ownership	Total HDFC Group Ownership
		(in millions)
Computer Age Management Services Private Limited (“CAMS”)	Unit capital accounting and transfer agency services	Rs.	11.1	16.1%	31.2%
Softcell Technologies Limited (“Softcell”)	Business-to-business software services	Rs.	30.3	14.0%	26.0%
International Asset Reconstruction Company Private Limited	Business of securitization and asset reconstruction	Rs.	311.7	29.4%	29.4%

Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value, Assets Measured on Recurring Basis

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 588.1 million on a recurring basis as of March 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)
Trading account securities	Rs.	38,216.9	Rs.	2.9	Rs.	38,214.0
Securities Available-for-Sale		628,116.8		874.0		627,242.8

Total	Rs.	666,333.7	Rs.	876.9	Rs.	665,456.8

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 578.8 million on a recurring basis as of March 31, 2012, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)
Trading account securities	Rs.	77,043.4	Rs.	0	Rs.	77,043.4
Securities Available-for-Sale		806,501.6		673.4		805,828.2

Total	Rs.	883,545.0	Rs.	673.4	Rs.	882,871.6

		US$17,361.8	US$	13.2	US$	17,348.6

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Derivative assets	Rs.	75,593.6	Rs.	0	Rs.	75,593.6	Rs.	0
Derivative liabilities	Rs.	74,401.8	Rs.	0	Rs.	74,401.8	Rs.	0

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2012, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Derivative assets	Rs.	133,194.3	Rs.	0	Rs.	133,194.3	Rs.	0
Derivative liabilities	Rs.	127,932.3	Rs.	0	Rs.	127,932.3	Rs.	0

The Bank - Additional Information (Detail) (INR)	12 Months Ended
	Mar. 31, 2012	Jul. 16, 2011	Mar. 31, 2011
Nature Of Business [Line Items]
Common stock, par value	2	10	2
American depository shares ratio	3
Stock Split
Nature Of Business [Line Items]
Description of the stock split	By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.
American depository shares ratio	3
After Stock Split
Nature Of Business [Line Items]
Common stock, par value		2	2
Housing Development Finance Corporation Limited
Nature Of Business [Line Items]
Equity ownership interest of the bank's largest shareholder, Housing Development Finance Corporation Limited	23.20%

Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012
Significant Accounting Policies [Line Items]
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1	50.89
Retail Loans | Personal loans/Credit card
Significant Accounting Policies [Line Items]
Loans charge off period	150 days
Retail Loans | Commercial vehicle and construction equipment finance
Significant Accounting Policies [Line Items]
Loans charge off period	180 days
Retail Loans | Housing loans
Significant Accounting Policies [Line Items]
Loans charge off period	720 days
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights	20.00%
Minimum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	150 days
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%
Maximum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	1083 days

Depreciation Rate Over Estimated Useful Lives of Fixed Assets on Straight-Line Basis (Detail)	12 Months Ended
Mar. 31, 2012
Premises
Property, Plant and Equipment [Line Items]
Rate of depreciation	1.63%
Software and systems
Property, Plant and Equipment [Line Items]
Rate of depreciation	20.00%
Equipment and furniture | Minimum
Property, Plant and Equipment [Line Items]
Rate of depreciation	10.00%
Equipment and furniture | Maximum
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.33%

Amortization of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2012
Branch network
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	6 years
Amortization method	Straight-line
Customer list
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	2 years
Amortization method	Straight-line
Core deposit
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	5 years
Amortization method	Straight-line
Favorable leases
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Favorable leases | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	1 year
Favorable leases | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	15 years

Cash and Cash Equivalents - Additional Information (Detail) (Reserve Bank of India RBI, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Reserve Bank of India RBI
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents, balance maintained with the RBI to meet the Bank's cash reserve ratio requirement	106,841.3	221,028.6
Cash and cash equivalents, description of cash reserve ratio requirement	The cash reserve ratio has to be maintained on an average basis for a two-week period and should not fall below 70% of the required cash reserve ratio on any particular day.

Term Placements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR
Other Significant Noncash Transactions [Line Items]
Term placements, original maturities, minimum (in months)	3 months	3 months
Term placements, original maturities, maximum (in years)	15 years	15 years
Term placements, restricted term placements	$ 2.1	105.5

Portfolio of Trading Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Debt Securities USD ($)	Mar. 31, 2012 Debt Securities INR	Mar. 31, 2011 Debt Securities INR	Mar. 31, 2012 Debt Securities Government of India securities INR	Mar. 31, 2011 Debt Securities Government of India securities INR	Mar. 31, 2012 Debt Securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2011 Debt Securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2012 Debt Securities Other corporate/financial institution bonds INR	Mar. 31, 2011 Debt Securities Other corporate/financial institution bonds INR	Mar. 31, 2012 Debt Securities Deposit Certificates issued by banks INR	Mar. 31, 2011 Debt Securities Deposit Certificates issued by banks INR	Mar. 31, 2012 Debt Securities Securities issued by state government INR	Mar. 31, 2011 Equity securities INR
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost			38,082.4	$ 1,516.6	77,181.4	38,079.4	41,815.4	14,222.6	78.1	848.9	7,079.8	1,379.8	18,829.1	21,628.1	9,379	3
Gross Unrealized Gains			135	1.3	65.1	135	8.8	63.5	1.6	36.2	41.5	12.2	3.8	23.1	9.4	0
Gross Unrealized Losses			0.5	4	203.1	0.4	185.3	0.3	0	0.1	6.5	0	1.4	0	9.9	0.1
Fair Value	$ 1,513.9	77,043.4	38,216.9	$ 1,513.9	77,043.4	38,214	41,638.9	14,285.8	79.7	885	7,114.8	1,392	18,831.5	21,651.2	9,378.5	2.9

Portfolio of Available for Sale Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government sponsored institutions INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government sponsored institutions INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Deposit Certificates issued by banks INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Deposit Certificates issued by banks INR	Mar. 31, 2012 Mortgage-backed securities INR	Mar. 31, 2011 Mortgage-backed securities INR	Mar. 31, 2012 Asset-backed securities INR	Mar. 31, 2011 Asset-backed securities INR	Mar. 31, 2012 Other securities INR	Mar. 31, 2011 Other securities INR	Mar. 31, 2012 Securities with gross unrealized losses INR	Mar. 31, 2011 Securities with gross unrealized losses INR	Mar. 31, 2012 Securities with gross unrealized gains INR	Mar. 31, 2011 Securities with gross unrealized gains INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 16,074.5	818,032.4	637,047.1		804,895.1	631,064.4	764,267.2	587,417.8	376.7	290.6	251.8	252.6	754.9	9.8	11,789.8	14,526.6	219.7	1,117.8	27,235	27,449.2	3,094.3	4,565.9	485.3	831.9	9,557.7	584.9
Gross Unrealized Gains	31.4	1,596.8	554.5		611.5	266.1	505.2	113.7	2.3	6	0	1.2	0	0	47.3	26.1	27.3	51.7	29.4	67.4	222.9	274.5	100	13.9	662.4	0
Gross Unrealized Losses	246.6	12,548.8	8,896.7		12,542.5	8,884.4	12,432.3	8,772.6	0	0	1.6	0.5	16.8	0	36.6	61.6	0	0.1	55.2	49.6	6.3	9.9	0	2.4	0	0
Fair Value	$ 15,859.3	807,080.4	628,704.9	$ 15,581.9	792,964.1	622,446.1	752,340.1	578,758.9	379	296.6	250.2	253.3	738.1	9.8	11,800.5	14,491.1	247	1,169.4	27,209.2	27,467	3,310.9	4,830.5	585.3	843.4	10,220.1	584.9	704,464.5	558,670	102,615.9	70,034.9

Investments, Available for Sale - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Securities Available-for-Sale USD ($)	Mar. 31, 2012 Securities Available-for-Sale INR	Mar. 31, 2011 Securities Available-for-Sale INR	Mar. 31, 2010 Securities Available-for-Sale INR
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible for placement towards the Bank's statutory liquidity ratio requirements						752,595.3	579,017.2
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)					10,693.1	544,169.2	535,694.2
Other than temporary impairment losses on available for sale securities	$ 25.5	1,299.2	186.7	445.5	$ 25.5	1,299.2	186.7	445.5
Individual investments, fair values of amortized cost	95.00%	95.00%

Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government sponsored institutions INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government sponsored institutions INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Deposit Certificates issued by banks INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Deposit Certificates issued by banks INR	Mar. 31, 2012 Mortgage-backed securities INR	Mar. 31, 2011 Mortgage-backed securities INR	Mar. 31, 2011 Asset-backed securities INR
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	$ 4,394.8	223,652.4	370,840.2	223,419.6	370,288.6	197,634.4	345,334.9	2.6	51.5	733.3	0	6,545	9,416.8	0	49.4	18,504.3	15,436	232.8	387.1	164.5
Less Than 12 Months Unrealized Losses	30.1	1,533.5	3,826.1	1,527.2	3,813.8	1,424.1	3,702.2	0.1	0.3	16.8	0	31	61.6	0	0.1	55.2	49.6	6.3	9.9	2.4
12 Months or Greater Fair Value	9,448.1	480,812.1	187,829.8	480,812.1	187,829.8	479,755.4	187,813.4	247.5	11.5	4.9	4.9	794.3	0	10	0	0	0	0	0	0
12 Months or Greater Unrealized Losses	216.5	11,015.3	5,070.6	11,015.3	5,070.6	11,008.2	5,070.4	1.5	0.2	0	0	5.6	0	0	0	0	0	0	0	0
Fair Value	13,842.9	704,464.5	558,670	704,231.7	558,118.4	677,389.8	533,148.3	250.1	63	738.2	4.9	7,339.3	9,416.8	10	49.4	18,504.3	15,436	232.8	387.1	164.5
Unrealized Losses	$ 246.6	12,548.8	8,896.7	12,542.5	8,884.4	12,432.3	8,772.6	1.6	0.5	16.8	0	36.6	61.6	0	0.1	55.2	49.6	6.3	9.9	2.4

Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities INR
Amortized Cost
Within one year					258,561.4
Over one year through five years					350,046.1
Over five years through ten years					132,847.7
Over ten years					63,439.9
Total	16,074.5	818,032.4	637,047.1		804,895.1	631,064.4
Fair Value
Within one year				5,077.5	258,395.3
Over one year through five years				6,739.9	342,995.9
Over five years through ten years				2,538.2	129,167.7
Over ten years				1,226.3	62,405.2
Fair Value	$ 15,859.3	807,080.4	628,704.9	$ 15,581.9	792,964.1	622,446.1

Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Securities and Dividends and Interest on Such Securities (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Gain (Loss) on Investments [Line Items]
Gross realized gains on sale	$ 1.7	87.4	782.6	5,691.3
Gross realized losses on sale	(27.5)	(1,402.5)	(406.9)	(1,116.4)
Realized gains (losses), net	(25.8)	(1,315.1)	375.7	4,574.9
Dividends and interest	1,112.6	56,621	40,739.8	33,304.6
Total	$ 1,086.8	55,305.9	41,115.5	37,879.5

Fair Values of Credit Substitutes by Type of Instrument (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Fair Values Of Credit Substitutes USD ($)	Mar. 31, 2012 Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Fair Values Of Credit Substitutes Debentures INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Debentures INR	Mar. 31, 2012 Fair Values Of Credit Substitutes Commercial paper INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Commercial paper INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 16,074.5	818,032.4	637,047.1	$ 231.7	11,789.8	14,526.6	4,001	2,622.2	7,788.8	11,904.4
Fair Value	$ 15,859.3	807,080.4	628,704.9	$ 231.9	11,800.5	14,491.1	4,009.5	2,584.3	7,791	11,906.8

Fair Values of Credit Substitutes (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Fair Values Of Credit Substitutes USD ($)	Mar. 31, 2012 Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes INR
Schedule of Available-for-sale Securities [Line Items]
Performing				$ 231.9	11,800.5	14,491.1
Impaired-gross balance				2	102.8	106.7
Less: amounts provided for other than temporary impairments				2	102.8	106.7
Impaired credit substitutes, net				0	0	0
Fair Value	$ 15,859.3	807,080.4	628,704.9	$ 231.9	11,800.5	14,491.1

Impaired Credit Substitutes (Detail) (Fair Values Of Credit Substitutes) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Textiles and Garments USD ($)	Mar. 31, 2012 Textiles and Garments INR	Mar. 31, 2011 Textiles and Garments INR	Mar. 31, 2012 Leather Products USD ($)	Mar. 31, 2012 Leather Products INR	Mar. 31, 2011 Leather Products INR	Mar. 31, 2012 Automobile and Auto Ancilliary USD ($)	Mar. 31, 2012 Automobile and Auto Ancilliary INR	Mar. 31, 2011 Automobile and Auto Ancilliary INR	Mar. 31, 2012 Drugs and Pharmaceuticals USD ($)	Mar. 31, 2012 Drugs and Pharmaceuticals INR	Mar. 31, 2011 Drugs and Pharmaceuticals INR
Schedule of Available-for-sale Securities [Line Items]
- on accrual status	$ 0	0	0
- on non-accrual status	2	102.8	106.7
Gross impaired credit substitutes	2	102.8	106.7	1	53.1	101.7	0.5	24.1	0	0.4	22	0	0.1	3.6	5
Gross impaired credit substitutes	2	102.8	106.7	1	53.1	101.7	0.5	24.1	0	0.4	22	0	0.1	3.6	5
Average impaired credit substitutes	1	51.4	53.4
Interest income recognized on impaired credit substitutes	$ 0	0	0

Repurchase and Resell Agreements - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Repurchase Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14 days	14 days	14 days
Securities purchased under agreements to resell, amount outstanding	$ 410.1	20,868.3	0
Securities sold under repurchase agreements, maturity (days)	14 days	14 days	14 days
Securities sold under repurchase agreements, amount outstanding	$ 1,375.5	70,000	60,000

Loans - Additional Information (Detail) (INR) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral for borrowings	64,148.4	54,698.1

Loans by Facility (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Retail Loans USD ($)	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2012 Retail Loans Auto loans USD ($)	Mar. 31, 2012 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2010 Retail Loans Auto loans INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2012 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2010 Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Retail Loans Retail business banking USD ($)	Mar. 31, 2012 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2010 Retail Loans Retail business banking INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance USD ($)	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2010 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Retail Loans Housing loans USD ($)	Mar. 31, 2012 Retail Loans Housing loans INR	Mar. 31, 2011 Retail Loans Housing loans INR	Mar. 31, 2010 Retail Loans Housing loans INR	Mar. 31, 2012 Retail Loans Other retail USD ($)	Mar. 31, 2012 Retail Loans Other retail INR	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2010 Retail Loans Other retail INR	Mar. 31, 2012 Wholesale loans USD ($)	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 39,974.1	2,034,281.2		1,648,750.3		$ 26,428.9	1,344,966.8	980,144.6	$ 6,107.7	310,822.5	257,670.2		$ 4,306.1	219,137.9	158,283.2		$ 5,589.1	284,431.5	207,975.5		$ 4,495	228,751.1	143,962		$ 2,808	142,897.4	115,322.9		$ 3,123	158,926.4	96,930.8		$ 13,545.2	689,314.4	668,605.7
Less: Allowance for credit losses	548.4	27,906.9	508.8	25,894.3	23,760.6					461.7	503.1	1,066.6		755.9	895.2	1,650.9		4,542.7	4,396.8	3,632.9		978	594.1	804.9		269.4	237.2	281.6		1,875.3	1,885.9	1,772.6		6,433.7	7,577.5	4,610.8
Total	$ 39,425.7	2,006,374.3		1,622,856

Contractual Residual Maturity of Gross Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Wholesale loans USD ($)	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2012 Retail Loans USD ($)	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2012 Gross Loans USD ($)	Mar. 31, 2012 Gross Loans INR	Mar. 31, 2011 Gross Loans INR	Mar. 31, 2012 Gross Loans Wholesale loans USD ($)	Mar. 31, 2012 Gross Loans Wholesale loans INR	Mar. 31, 2012 Gross Loans Retail Loans USD ($)	Mar. 31, 2012 Gross Loans Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year											806,929.8			363,954.8		442,975
Over one year through five years											1,055,283.5			278,063.4		777,220.1
Over five years											172,067.9			47,296.2		124,771.7
Total gross loans	$ 39,974.1	2,034,281.2	1,648,750.3	$ 13,545.2	689,314.4	668,605.7	$ 26,428.9	1,344,966.8	980,144.6	$ 39,974.1	2,034,281.2	1,648,750.3	$ 13,545.2	689,314.4	$ 26,428.9	1,344,966.8

Gross Loans Analyzed by Performance (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Gross Loans USD ($)	Mar. 31, 2012 Gross Loans INR	Mar. 31, 2011 Gross Loans INR	Mar. 31, 2012 Gross Loans Performing USD ($)	Mar. 31, 2012 Gross Loans Performing INR	Mar. 31, 2011 Gross Loans Performing INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 374	19,034.9	20,662.4	$ 374	19,034.9	20,662.4
Financing Receivables	$ 39,974.1	2,034,281.2	1,648,750.3	$ 39,974.1	2,034,281.2	1,648,750.3	$ 39,600.1	2,015,246.3	1,628,087.9

Loan Delinquency and Non-Accrual Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Retail Loans USD ($)	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2012 Retail Loans Auto loans USD ($)	Mar. 31, 2012 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2012 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Retail Loans Retail business banking USD ($)	Mar. 31, 2012 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance USD ($)	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Retail Loans Housing loans USD ($)	Mar. 31, 2012 Retail Loans Housing loans INR	Mar. 31, 2011 Retail Loans Housing loans INR	Mar. 31, 2012 Retail Loans Other retail USD ($)	Mar. 31, 2012 Retail Loans Other retail INR	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2012 Wholesale loans USD ($)	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2012 Financing Receivable, 31 to 90 Days Past Due USD ($)	Mar. 31, 2012 Financing Receivable, 31 to 90 Days Past Due INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due INR	Mar. 31, 2012 Financing Receivable, 31 to 90 Days Past Due Retail Loans Auto loans INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Auto loans INR	Mar. 31, 2012 Financing Receivable, 31 to 90 Days Past Due Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Financing Receivable, 31 to 90 Days Past Due Retail Loans Retail business banking INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Retail business banking INR	Mar. 31, 2012 Financing Receivable, 31 to 90 Days Past Due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Financing Receivable, 31 to 90 Days Past Due Retail Loans Housing loans INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Housing loans INR	Mar. 31, 2012 Financing Receivable, 31 to 90 Days Past Due Retail Loans Other retail INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Other retail INR	Mar. 31, 2012 Financing Receivable, 31 to 90 Days Past Due Wholesale loans INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Wholesale loans INR	Mar. 31, 2012 Impaired / 91 days or more past due USD ($)	Mar. 31, 2012 Impaired / 91 days or more past due INR	Mar. 31, 2011 Impaired / 91 days or more past due INR	Mar. 31, 2012 Impaired / 91 days or more past due Retail Loans Auto loans INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Auto loans INR	Mar. 31, 2012 Impaired / 91 days or more past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Impaired / 91 days or more past due Retail Loans Retail business banking INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Retail business banking INR	Mar. 31, 2012 Impaired / 91 days or more past due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Impaired / 91 days or more past due Retail Loans Housing loans INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Housing loans INR	Mar. 31, 2012 Impaired / 91 days or more past due Retail Loans Other retail INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Other retail INR	Mar. 31, 2012 Impaired / 91 days or more past due Wholesale loans INR	Mar. 31, 2011 Impaired / 91 days or more past due Wholesale loans INR	Mar. 31, 2012 Total current or less than 31 days past due USD ($)	Mar. 31, 2012 Total current or less than 31 days past due INR	Mar. 31, 2011 Total current or less than 31 days past due INR	Mar. 31, 2012 Total current or less than 31 days past due Retail Loans Auto loans INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Auto loans INR	Mar. 31, 2012 Total current or less than 31 days past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Total current or less than 31 days past due Retail Loans Retail business banking INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Retail business banking INR	Mar. 31, 2012 Total current or less than 31 days past due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Total current or less than 31 days past due Retail Loans Housing loans INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Housing loans INR	Mar. 31, 2012 Total current or less than 31 days past due Retail Loans Other retail INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Other retail INR	Mar. 31, 2012 Total current or less than 31 days past due Wholesale loans INR	Mar. 31, 2011 Total current or less than 31 days past due Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 39,974.1	2,034,281.2	1,648,750.3	$ 26,428.9	1,344,966.8	980,144.6	$ 6,107.7	310,822.5	257,670.2	$ 4,306.1	219,137.9	158,283.2	$ 5,589.1	284,431.5	207,975.5	$ 4,495	228,751.1	143,962	$ 2,808	142,897.4	115,322.9	$ 3,123	158,926.4	96,930.8	$ 13,545.2	689,314.4	668,605.7	$ 198.8	10,119.2	9,108.2	1,081.2	1,031.6	1,376.2	1,567	1,801.9	1,377.7	2,087.5	871.6	81.3	112.2	2,434.4	2,373.8	1,256.7	1,774.3	$ 374	19,034.9	20,662.4	952.5	982.6	1,087.4	1,304.9	5,015.4	5,126.2	1,589.4	730.2	402.1	448.3	2,264.5	2,567.3	7,723.6	9,502.9	$ 39,401.3	2,005,127.1	1,618,979.7	308,788.8	255,656	216,674.3	155,411.3	277,614.2	201,471.6	225,074.2	142,360.2	142,414	114,762.4	154,227.5	91,989.7	680,334.1	657,328.5

Grading Indicators Related to Bank's Retail Loans and Wholesale Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Retail Loans USD ($)	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2012 Retail Loans Performing INR	Mar. 31, 2011 Retail Loans Performing INR	Mar. 31, 2012 Retail Loans Impaired INR	Mar. 31, 2011 Retail Loans Impaired INR	Mar. 31, 2012 Retail Loans Auto loans USD ($)	Mar. 31, 2012 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2012 Retail Loans Auto loans Performing INR	Mar. 31, 2011 Retail Loans Auto loans Performing INR	Mar. 31, 2012 Retail Loans Auto loans Impaired INR	Mar. 31, 2011 Retail Loans Auto loans Impaired INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2012 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card Performing INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card Performing INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card Impaired INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card Impaired INR	Mar. 31, 2012 Retail Loans Retail business banking USD ($)	Mar. 31, 2012 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2012 Retail Loans Retail business banking Performing INR	Mar. 31, 2011 Retail Loans Retail business banking Performing INR	Mar. 31, 2012 Retail Loans Retail business banking Impaired INR	Mar. 31, 2011 Retail Loans Retail business banking Impaired INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance USD ($)	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance Performing INR	Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance Performing INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance Impaired INR	Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance Impaired INR	Mar. 31, 2012 Retail Loans Housing loans USD ($)	Mar. 31, 2012 Retail Loans Housing loans INR	Mar. 31, 2011 Retail Loans Housing loans INR	Mar. 31, 2012 Retail Loans Housing loans Performing INR	Mar. 31, 2011 Retail Loans Housing loans Performing INR	Mar. 31, 2012 Retail Loans Housing loans Impaired INR	Mar. 31, 2011 Retail Loans Housing loans Impaired INR	Mar. 31, 2012 Retail Loans Other retail USD ($)	Mar. 31, 2012 Retail Loans Other retail INR	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2012 Retail Loans Other retail Performing INR	Mar. 31, 2011 Retail Loans Other retail Performing INR	Mar. 31, 2012 Retail Loans Other retail Impaired INR	Mar. 31, 2011 Retail Loans Other retail Impaired INR	Mar. 31, 2012 Wholesale loans USD ($)	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2012 Wholesale loans Impaired USD ($)	Mar. 31, 2012 Wholesale loans Impaired INR	Mar. 31, 2011 Wholesale loans Impaired INR	Mar. 31, 2012 Wholesale loans Pass USD ($)	Mar. 31, 2012 Wholesale loans Pass INR	Mar. 31, 2011 Wholesale loans Pass INR	Mar. 31, 2012 Wholesale loans Labeled USD ($)	Mar. 31, 2012 Wholesale loans Labeled INR	Mar. 31, 2011 Wholesale loans Labeled INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 39,974.1	2,034,281.2	1,648,750.3	$ 26,428.9	1,344,966.8	980,144.6	1,333,655.5	968,985.1	11,311.3	11,159.5	$ 6,107.7	310,822.5	257,670.2	309,870	256,687.6	952.5	982.6	$ 4,306.1	219,137.9	158,283.2	218,050.5	156,978.3	1,087.4	1,304.9	$ 5,589.1	284,431.5	207,975.5	279,416.1	202,849.3	5,015.4	5,126.2	$ 4,495	228,751.1	143,962	227,161.7	143,231.8	1,589.4	730.2	$ 2,808	142,897.4	115,322.9	142,495.3	114,874.6	402.1	448.3	$ 3,123	158,926.4	96,930.8	156,661.9	94,363.5	2,264.5	2,567.3	$ 13,545.2	689,314.4	668,605.7	$ 151.8	7,723.6	9,502.9	$ 13,372.8	680,542.4	658,351.4	$ 20.6	1,048.4	751.4

Impaired Loans Where Bank is Probable that it will not Collect all Amounts due According to Original Contractual Terms of Loans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Retail Loans Housing loans INR	Mar. 31, 2011 Retail Loans Housing loans INR	Mar. 31, 2012 Retail Loans Other retail INR	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	$ 374	19,034.9	20,662.4	952.5	982.6	1,087.4	1,304.9	5,015.4	5,126.2	1,589.4	730.2	402.1	448.3	2,264.5	2,567.3	7,723.6	9,502.9
Unpaid principal balance	374	19,034.9	20,662.4	952.5	982.6	1,087.4	1,304.9	5,015.4	5,126.2	1,589.4	730.2	402.1	448.3	2,264.5	2,567.3	7,723.6	9,502.9
Related specific allowance	301	15,316.7	16,089.8	461.7	503.1	755.9	895.2	4,542.7	4,396.8	978	594.1	269.4	237.2	1,875.3	1,885.9	6,433.7	7,577.5
Average Recorded investments	390	19,848.8	19,962.7	967.6	1,404	1,196.2	1,839.9	5,070.8	5,007.9	1,159.8	1,019.4	425.2	437.2	2,415.9	2,390.4	8,613.3	7,863.9
Finance Receivable on Non Accrual Basis	$ 361.8	18,410.5	16,724.4	952.5	982.6	1,087.4	1,304.9	5,015.4	5,126.2	1,589.4	730.2	402.1	448.3	2,264.5	1,810.5	7,099.2	6,321.7

Impaired Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Gross Loans USD ($)	Mar. 31, 2012 Gross Loans INR	Mar. 31, 2011 Gross Loans INR	Mar. 31, 2012 Gross Loans NBFC/Financial Intermediaries USD ($)	Mar. 31, 2012 Gross Loans NBFC/Financial Intermediaries INR	Mar. 31, 2011 Gross Loans NBFC/Financial Intermediaries INR	Mar. 31, 2012 Gross Loans Textiles and Garments USD ($)	Mar. 31, 2012 Gross Loans Textiles and Garments INR	Mar. 31, 2011 Gross Loans Textiles and Garments INR	Mar. 31, 2012 Gross Loans Wholesale/Retail Trade USD ($)	Mar. 31, 2012 Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2011 Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2012 Gross Loans Others (none greater than 5% of impaired loans) USD ($)	Mar. 31, 2012 Gross Loans Others (none greater than 5% of impaired loans) INR	Mar. 31, 2011 Gross Loans Others (none greater than 5% of impaired loans) INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 374	19,034.9	20,662.4	$ 374	19,034.9	20,662.4	$ 35	1,782.7	2,147.1	$ 28.1	1,430.5	1,410	$ 17.8	907.5	2,616.6	$ 293.1	14,914.2	14,488.7

Summary Information Relating to Impaired Loans (Detail) (Gross Loans) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	$ 81.5	4,145.4	5,007.6	5,889.8
Interest income recognized on impaired loans	$ 32.8	1,668.3	1,292.5	591.4

Allowance for Credit Losses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2012 Retail Loans Auto loans INR		Mar. 31, 2011 Retail Loans Auto loans INR		Mar. 31, 2012 Retail Loans Personal loans/Credit card INR		Mar. 31, 2011 Retail Loans Personal loans/Credit card INR		Mar. 31, 2012 Retail Loans Retail business banking INR		Mar. 31, 2011 Retail Loans Retail business banking INR		Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance INR		Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance INR		Mar. 31, 2012 Retail Loans Housing loans INR		Mar. 31, 2011 Retail Loans Housing loans INR		Mar. 31, 2012 Retail Loans Other retail INR		Mar. 31, 2011 Retail Loans Other retail INR		Mar. 31, 2012 Retail Loans Unallocated INR		Mar. 31, 2011 Retail Loans Unallocated INR		Mar. 31, 2012 Wholesale loans INR		Mar. 31, 2011 Wholesale loans INR		Mar. 31, 2012 Wholesale loans Unallocated INR		Mar. 31, 2011 Wholesale loans Unallocated INR
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	$ 508.8		25,894.3		23,760.6		503.1		1,066.6		895.2		1,650.9		4,396.8		3,632.9		594.1		804.9		237.2		281.6		1,885.9		1,772.6		8,357		8,954.9		7,577.5		4,610.8		1,447.5		985.4
Write-offs	(201)		(10,229.6)		(11,845.8)		(1,277.1)		(1,986)		(4,862.7)		(7,154.6)		(220.6)		(200.2)		(555.8)		(496)		(46.3)		(155.5)		(448.7)		(1,185.3)						(2,818.4)		(668.2)
Net allowance for credit losses	240.6	[1]	12,242.2	[1]	13,979.5	[2]	1,235.7	[1]	1,422.5	[2]	4,723.4	[1]	6,398.9	[2]	366.5	[1]	964.1	[2]	939.7	[1]	285.2	[2]	78.5	[1]	111.1	[2]	438.1	[1]	1,298.6	[2]	3,025.5	[1]	(597.9)	[2]	1,674.6	[1]	3,634.9	[2]	(239.8)	[1]	462.1	[2]
Allowance for credit losses, end of the period	548.4		27,906.9		25,894.3		461.7		503.1		755.9		895.2		4,542.7		4,396.8		978		594.1		269.4		237.2		1,875.3		1,885.9		11,382.5		8,357		6,433.7		7,577.5		1,207.7		1,447.5
Allowance for credit losses:
Allowance individually evaluated for impairment	126.4		6,433.7		7,577.5		0		0		0		0		0		0		0		0		0		0		0		0		0		0		6,433.7		7,577.5		0		0
Allowance collectively evaluated for impairment	422		21,473.2		18,316.8		461.7		503.1		755.9		895.2		4,542.7		4,396.8		978		594.1		269.4		237.2		1,875.3		1,885.9		11,382.5		8,357		0		0		1,207.7		1,447.5
Loans:
Loans individually evaluated for impairment	151.8		7,723.6		9,502.9		0		0		0		0		0		0		0		0		0		0		0		0		0		0		7,723.6		9,502.9		0		0
Loans collectively evaluated for impairment	$ 39,822.3		2,026,557.6		1,639,247.4		952.5		982.6		1,087.4		1,304.9		5,015.4		5,126.2		1,589.4		730.2		402.1		448.3		2,264.5		2,567.3		1,333,655.5		968,985.1		0		0		681,590.8		659,102.8

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write off cases amounting to Rs 4,404.9 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write off cases amounting to Rs 4,357.6 million.

Allowance for Credit Losses (Parenthetical) (Detail) (INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Cash recoveries, recoveries against write off cases	4,404.9	4,357.6

Interest and Fees on Loans by Facility (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Wholesale loans USD ($)	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR	Mar. 31, 2012 Retail Loans USD ($)	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest and fees on loans	$ 4,132.8	210,315.7	153,719.7	118,364.5	$ 1,371.2	69,779.9	56,634.7	38,902.5	$ 2,761.6	140,535.8	97,085	79,462

Sales Transfer of Receivables (Detail) (Performing) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Cash flow information
Collections against securitized receivables/transfers	$ 72.6	3,692.6	7,048.6	9,967.8
Payments made	67.4	3,430.3	6,543.9	9,515.3
Cash flows on retained interests	$ 4.3	220.4	394	41.5

Other Key Disclosures (Detail) (Finance Receivable Held by Special Purpose Entities) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	$ 98	[1]	4,985.1	[1]	7,593.5	[1]
Delinquencies	12.6		643.6		352.7
Credit losses	7.6		389.3		282.9
Retained interest in sold receivables	$ 4.9		247.9		359.7

[1]	Includes Rs. 2.4 million held by SPEs as of March 31, 2011 and which is less than Rs 0.1 million as of March 31, 2012.

Other Key Disclosures (Parenthetical) (Detail) (Finance Receivable Held by Special Purpose Entities, INR) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2012 Maximum
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement, portion held by SPEs	2.4	0.1

Fair Value of Retained Interests (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Annual prepayment rate:
Impact of 10% adverse change	$ 0.3	17.4	30.1
Impact of 20% adverse change	0.6	32.9	57
Expected credit losses:
Impact of 10% adverse change	0.2	7.9	22.3
Impact of 20% adverse change	$ 0.3	15.7	44.5

Concentrations of Credit Risk (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Wholesale/Retail Trade USD ($)	Mar. 31, 2012 Wholesale/Retail Trade INR	Mar. 31, 2011 Wholesale/Retail Trade INR	Mar. 31, 2012 Land transport USD ($)	Mar. 31, 2012 Land transport INR	Mar. 31, 2011 Land transport INR	Mar. 31, 2012 Automotive Manufacturers USD ($)	Mar. 31, 2012 Automotive Manufacturers INR	Mar. 31, 2011 Automotive Manufacturers INR	Mar. 31, 2012 Non-banking finance companies/Financial Intermediaries USD ($)	Mar. 31, 2012 Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2011 Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2012 Activities allied to agriculture USD ($)	Mar. 31, 2012 Activities allied to agriculture INR	Mar. 31, 2011 Activities allied to agriculture INR	Mar. 31, 2011 Banks and Financial Institutions INR	Mar. 31, 2012 Real Estate & Property Services USD ($)	Mar. 31, 2012 Real Estate & Property Services INR	Mar. 31, 2011 Real Estate & Property Services INR	Mar. 31, 2011 Iron and Steel INR	Mar. 31, 2012 Power USD ($)	Mar. 31, 2012 Power INR	Mar. 31, 2011 Power INR	Mar. 31, 2012 Food And Beverage USD ($)	Mar. 31, 2012 Food And Beverage INR	Mar. 31, 2011 Food And Beverage INR	Mar. 31, 2011 Fertilizers & Pesticides INR	Mar. 31, 2012 Others (none greater than 2%) USD ($)	Mar. 31, 2012 Others (none greater than 2%) INR	Mar. 31, 2011 Others (none greater than 2%) INR
Concentration Risk [Line Items]
Gross loans	$ 39,974.1	2,034,281.2	1,648,750.3		163,202.4	107,152.2		129,736.4	91,140		70,078.3	76,336.1		47,563	54,241		45,591.8	49,024.3	45,070.1		47,422.1	39,964.8	39,203.3		44,135.9	36,646.8		46,444.1	34,458	34,157.5		1,440,107.2	1,041,356.2
Fair Value Of Credit Substitutes		11,800.5	14,491.1		0	0		0	0		97	2,890.5		5,033.5	2,611.9		0	0	0		0	0	0		0	0		0	0	0		6,670	8,988.7
Total	$ 40,206	2,046,081.7	1,663,241.4	$ 3,207	163,202.4	107,152.2	$ 2,549.3	129,736.4	91,140	$ 1,379	70,175.3	79,226.6	$ 1,033.5	52,596.5	56,852.9	$ 895.9	45,591.8	49,024.3	45,070.1	$ 931.9	47,422.1	39,964.8	39,203.3	$ 867.3	44,135.9	36,646.8	$ 912.6	46,444.1	34,458	34,157.5	$ 28,429.5	1,446,777.2	1,050,344.9
%	100.00%	100.00%	100.00%	8.00%	8.00%	6.40%	6.30%	6.30%	5.50%	3.40%	3.40%	4.80%	2.60%	2.60%	3.30%	2.20%	2.20%	2.90%	2.70%	2.30%	2.30%	2.40%	2.40%	2.20%	2.20%	2.20%	2.30%	2.30%	2.10%	2.10%	70.70%	70.70%	63.20%

Concentrations of Credit Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Concentration Risk [Line Items]
Geographic concentration of credit risk, with exposure to borrowers	100.00%	100.00%
Western India (including Mumbai)
Concentration Risk [Line Items]
Geographic concentration of credit risk, with exposure to borrowers	45.90%	46.00%

Loan and Credit Substitute Exposures Based on Region in which Instruments are Originated (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Mumbai USD ($)	Mar. 31, 2012 Mumbai INR	Mar. 31, 2011 Mumbai INR	Mar. 31, 2012 Western region, other than Mumbai USD ($)	Mar. 31, 2012 Western region, other than Mumbai INR	Mar. 31, 2011 Western region, other than Mumbai INR	Mar. 31, 2012 Northern region USD ($)	Mar. 31, 2012 Northern region INR	Mar. 31, 2011 Northern region INR	Mar. 31, 2012 Eastern region USD ($)	Mar. 31, 2012 Eastern region INR	Mar. 31, 2011 Eastern region INR	Mar. 31, 2012 Southern region USD ($)	Mar. 31, 2012 Southern region INR	Mar. 31, 2011 Southern region INR	Mar. 31, 2012 Foreign branch USD ($)	Mar. 31, 2012 Foreign branch INR	Mar. 31, 2011 Foreign branch INR
Concentration Risk [Line Items]
Gross loans	$ 39,974.1	2,034,281.2	1,648,750.3		537,641.9	459,750.5		391,565.9	290,496.4		471,476.2	398,120.9		97,442.5	73,956.5		476,871	379,890.6		59,283.7	46,535.4
Fair Value Of Credit Substitutes		11,800.5	14,491.1		10,419.7	14,386.4		0	0		0	0		0	0		1,380.8	104.7		0	0
Total Exposure	$ 40,206	2,046,081.7	1,663,241.4	$ 10,769.5	548,061.6	474,136.9	$ 7,694.4	391,565.9	290,496.4	$ 9,264.6	471,476.2	398,120.9	$ 1,914.8	97,442.5	73,956.5	$ 9,397.8	478,251.8	379,995.3	$ 1,164.9	59,283.7	46,535.4
%	100.00%	100.00%	100.00%	26.80%	26.80%	28.50%	19.10%	19.10%	17.50%	23.00%	23.00%	23.90%	4.80%	4.80%	4.40%	23.40%	23.40%	22.90%	2.90%	2.90%	2.80%

Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
In Millions, unless otherwise specified	Mar. 31, 2012 Borrower 1 USD ($)	Mar. 31, 2012 Borrower 1 INR	Mar. 31, 2011 Borrower 1 INR	Mar. 31, 2012 Borrower 2 USD ($)	Mar. 31, 2012 Borrower 2 INR	Mar. 31, 2011 Borrower 2 INR	Mar. 31, 2012 Borrower 3 USD ($)	Mar. 31, 2012 Borrower 3 INR	Mar. 31, 2011 Borrower 3 INR	Mar. 31, 2012 Borrower 4 USD ($)	Mar. 31, 2012 Borrower 4 INR	Mar. 31, 2011 Borrower 4 INR	Mar. 31, 2012 Borrower 5 USD ($)	Mar. 31, 2012 Borrower 5 INR	Mar. 31, 2011 Borrower 5 INR	Mar. 31, 2012 Borrower 6 USD ($)	Mar. 31, 2012 Borrower 6 INR	Mar. 31, 2011 Borrower 6 INR	Mar. 31, 2012 Borrower 7 USD ($)	Mar. 31, 2012 Borrower 7 INR	Mar. 31, 2011 Borrower 7 INR	Mar. 31, 2012 Borrower 8 USD ($)	Mar. 31, 2012 Borrower 8 INR	Mar. 31, 2011 Borrower 8 INR	Mar. 31, 2012 Borrower 9 USD ($)	Mar. 31, 2012 Borrower 9 INR	Mar. 31, 2011 Borrower 9 INR	Mar. 31, 2012 Borrower 10 USD ($)	Mar. 31, 2012 Borrower 10 INR	Mar. 31, 2011 Borrower 10 INR	Mar. 31, 2012 Funded Exposure Borrower 1 INR	Mar. 31, 2011 Funded Exposure Borrower 1 INR	Mar. 31, 2012 Funded Exposure Borrower 2 INR	Mar. 31, 2011 Funded Exposure Borrower 2 INR	Mar. 31, 2012 Funded Exposure Borrower 3 INR	Mar. 31, 2011 Funded Exposure Borrower 3 INR	Mar. 31, 2012 Funded Exposure Borrower 4 INR	Mar. 31, 2011 Funded Exposure Borrower 4 INR	Mar. 31, 2012 Funded Exposure Borrower 5 INR	Mar. 31, 2011 Funded Exposure Borrower 5 INR	Mar. 31, 2012 Funded Exposure Borrower 6 INR	Mar. 31, 2011 Funded Exposure Borrower 6 INR	Mar. 31, 2012 Funded Exposure Borrower 7 INR	Mar. 31, 2011 Funded Exposure Borrower 7 INR	Mar. 31, 2012 Funded Exposure Borrower 8 INR	Mar. 31, 2011 Funded Exposure Borrower 8 INR	Mar. 31, 2012 Funded Exposure Borrower 9 INR	Mar. 31, 2011 Funded Exposure Borrower 9 INR	Mar. 31, 2012 Funded Exposure Borrower 10 INR	Mar. 31, 2011 Funded Exposure Borrower 10 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 1 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 1 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 2 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 2 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 3 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 3 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 4 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 4 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 5 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 5 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 6 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 6 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 7 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 7 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 8 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 8 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 9 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 9 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 10 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 10 INR
Concentration Risk [Line Items]
Total Exposure	$ 1,791.2	91,154.8	65,030.5	$ 1,041.5	53,002.9	57,579.5	$ 1,024.7	52,149.1	22,881.3	$ 835.1	42,500	30,000	$ 589.5	30,000	0	$ 589.5	30,000	30,000	$ 547.4	27,855.9	21,232.4	$ 475.5	24,198.3	0	$ 436.4	22,206.6	0	$ 424.7	21,610.9	0	91,154.8	65,030.5	24,500	33,579.5	12,761.6	1,209.1	42,500	30,000	30,000	0	30,000	30,000	3,650	418.9	24,184.3	0	22,206.6	0	3,229.1	0	0	0	28,502.9	24,000	39,387.5	21,672.2	0	0	0	0	0	0	24,205.9	20,813.5	14	0	0	0	18,381.8	0

Property and Equipment by Asset Category (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Property, Plant and Equipment [Line Items]
Land and premises	$ 207.9	10,581.7	10,259.7
Software and systems	164.8	8,387.6	7,087.9
Equipment and furniture	690.5	35,138.6	29,451.7
Property and equipment, at cost	1,063.2	54,107.9	46,799.3
Less: Accumulated depreciation	572.7	29,147	23,918.1
Property and equipment, net	$ 490.5	24,960.9	22,881.2

Property and Equipment - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Property, Plant and Equipment [Line Items]
Decrease in net income before non-controlling interest due to change in estimated useful life			Lower by Rs. 390.5 million
Depreciation and amortization	$ 109.8	5,588.7	5,138.6	4,133.7

Goodwill and Other Intangible Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 1,472.5	74,937.9	74,937.9
Amortization of intangible assets	$ 45.8	2,328.9	2,558.6	3,769.5

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount, in Total and by Major Class of Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Branch network USD ($)	Mar. 31, 2012 Branch network INR	Mar. 31, 2011 Branch network INR	Mar. 31, 2012 Customer list USD ($)	Mar. 31, 2012 Customer list INR	Mar. 31, 2011 Customer list INR	Mar. 31, 2012 Core deposit USD ($)	Mar. 31, 2012 Core deposit INR	Mar. 31, 2011 Core deposit INR	Mar. 31, 2012 Favorable leases USD ($)	Mar. 31, 2012 Favorable leases INR	Mar. 31, 2011 Favorable leases INR
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		16,002	16,002		8,335	8,335		2,710	2,710		4,414	4,414		543	543
Accumulated amortization		11,928	9,599.1		5,356	3,967.4		2,710	2,710		3,406	2,520.7		456	401
Net carrying amount	$ 80.1	4,074	6,402.9	$ 58.5	2,979	4,367.6	$ 0	0	0	$ 19.8	1,008	1,893.3	$ 1.8	87	142

Estimated Amortization Expense for Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR
To be amortized during the twelve months ending March 31:
2013	$ 45.3	2,304.5
2014	30.2	1,538.5
2015	4.3	219
2016	0.1	7
2017	$ 0.1	3

Other Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Deferred Costs, Capitalized and Other Assets Disclosure [Line Items]
Security deposits for leased property	$ 61.9	3,149.4	2,812.8
Sundry accounts receivable	147.2	7,489.3	6,666.5
Advance tax (net of provision for taxes)	225.4	11,469.1	9,743.7
Advances	62.5	3,180.4	799
Prepaid expenses	22.6	1,149.1	1,016
Restricted cash/ securitization margin for credit enhancement and securitized transactions	63.3	3,222.9	2,269.2
Derivatives	2,617.3	133,194.3	75,593.6
Others	553.7	28,177	16,631.6
Total	$ 3,753.9	191,031.5	115,532.4

Deposits (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Interest-bearing:
Savings deposits	$ 14,540.7	739,974.6	634,476.8
Time deposits	24,996.7	1,272,083.3	984,806.8
Total interest-bearing deposits	39,537.4	2,012,057.9	1,619,283.6
Non-interest-bearing deposits	8,901.4	452,991.7	462,845.4
Total	$ 48,438.8	2,465,049.6	2,082,129

Deposits - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Deposit in excess of Rs. 100000 INR	Mar. 31, 2011 Deposit in excess of Rs. 100000 INR
Time Deposits [Line Items]
Time deposits with residual maturity of less than one year	$ 19,679.3	1,001,480.1	760,749.9
Time deposits	$ 24,996.7	1,272,083.3	984,806.8	1,177,770.9	872,241.2

Scheduled Maturities for Total Time Deposits (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Due to mature in the fiscal year ending March 31:
2013	$ 19,679.3	1,001,480.1	760,749.9
2014	4,424.8	225,177
2015	298.2	15,174.7
2016	113.5	5,777.6
2017	431.6	21,962.6
Thereafter	49.3	2,511.3
Total	$ 24,996.7	1,272,083.3	984,806.8

Short-Term Borrowings (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Borrowed in the call market USD ($)	Mar. 31, 2012 Borrowed in the call market INR	Mar. 31, 2011 Borrowed in the call market INR	Mar. 31, 2012 Term borrowings from institutions/banks USD ($)	Mar. 31, 2012 Term borrowings from institutions/banks INR	Mar. 31, 2011 Term borrowings from institutions/banks INR	Mar. 31, 2012 Foreign currency borrowings USD ($)	Mar. 31, 2012 Foreign currency borrowings INR	Mar. 31, 2011 Foreign currency borrowings INR	Mar. 31, 2012 Bills rediscounted USD ($)	Mar. 31, 2012 Bills rediscounted INR	Mar. 31, 2011 Bills rediscounted INR
Short-term Debt [Line Items]
Short-term borrowings	$ 2,213.5	112,642.8	76,686.7	$ 170.8	8,693.3	7,050.6	$ 881.4	44,850.3	15,609.9	$ 1,161.3	59,099.2	46,598.6	$ 0	0	7,427.6
Weighted average interest rate	5.20%	5.20%	5.30%
Maximum amount outstanding	5,627.4	286,380.8	124,092.8
Average amount outstanding	$ 2,159.6	109,900.6	84,086.3

Long-Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Debt Instrument [Line Items]
Subordinated debt	$ 2,182.3	111,056.5	73,930.5
Others	1,322.6	67,310.1	19,356.7
Total	$ 3,504.9	178,366.6	93,287.2

Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Subordinated debt Lower tier II capital Fixed Rate USD ($)	Mar. 31, 2012 Subordinated debt Lower tier II capital Fixed Rate INR	Mar. 31, 2011 Subordinated debt Lower tier II capital Fixed Rate INR	Mar. 31, 2012 Subordinated debt Upper tier II capital Fixed Rate USD ($)	Mar. 31, 2012 Subordinated debt Upper tier II capital Fixed Rate INR	Mar. 31, 2011 Subordinated debt Upper tier II capital Fixed Rate INR	Mar. 31, 2012 Subordinated debt Upper tier II capital Variable Rate USD ($)	Mar. 31, 2012 Subordinated debt Upper tier II capital Variable Rate INR	Mar. 31, 2011 Subordinated debt Upper tier II capital Variable Rate INR	Mar. 31, 2012 Subordinated debt Upper tier II capital Perpetual debt USD ($)	Mar. 31, 2012 Subordinated debt Upper tier II capital Perpetual debt INR	Mar. 31, 2011 Subordinated debt Upper tier II capital Perpetual debt INR	Mar. 31, 2012 Others Fixed Rate USD ($)	Mar. 31, 2012 Others Fixed Rate INR	Mar. 31, 2011 Others Fixed Rate INR	Mar. 31, 2012 Others Variable rate-(1) USD ($)	Mar. 31, 2012 Others Variable rate-(1) INR	Mar. 31, 2011 Others Variable rate-(1) INR	Mar. 31, 2012 Others Variable rate-(2) USD ($)	Mar. 31, 2012 Others Variable rate-(2) INR	Mar. 31, 2011 Others Variable rate-(2) INR
Debt Instrument [Line Items]
Maturity /Call dates, start				2014	2014	2011	2016	2016	2016	2016	2016	2016	2016	2016	2016	2012	2012	2011	2012	2012	2011	2012	2012	2012
Maturity /Call dates, end				2022	2022	2019	2021	2021	2021	2017	2017	2017	2017	2017	2017	2019	2019	2014	2015	2015	2014	2019	2019	2019
Stated interest rates, description										LIBOR+1.2	LIBOR+1.2	LIBOR+1.2
Stated interest rates, margin on LIBOR rate										1.20%	1.20%	1.20%
Stated interest rates													9.92%	9.92%	9.92%
Stated interest rates, minimum				5.90%	5.90%	5.90%	8.70%	8.70%	8.70%							8.00%	8.00%	8.75%	1.41%	1.41%	1.15%	10.50%	10.50%	9.60%
Stated interest rates, maximum				10.70%	10.70%	10.70%	10.85%	10.85%	10.85%							11.50%	11.50%	10.50%	2.30%	2.30%	1.91%	10.85%	10.85%	10.00%
Total	$ 3,504.9	178,366.6	93,287.2	$ 1,371.8	69,810	33,312	$ 671.2	34,159	34,159	$ 100	5,087.5	4,459.5	$ 39.3	2,000	2,000	$ 497	25,292.4	2,834.1	$ 609.8	31,033.8	5,351.4	$ 215.8	10,983.9	11,171.2

Scheduled Maturities of Long-Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR
Due in the fiscal year ending March 31:
2013	$ 386.9		19,687.8
2014	187.3		9,532.2
2015	655.5		33,356
2016	314.8		16,020
2017	107.1		5,450
Thereafter	1,814.1	[1]	92,320.6	[1]
Total	$ 3,465.7		176,366.6

[1]	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Perpetual debt INR
Debt Instrument [Line Items]
Perpetual bonds	$ 3,504.9	178,366.6	93,287.2	2,000

Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Foreign currency borrowings INR	Mar. 31, 2011 Foreign currency borrowings INR	Mar. 31, 2012 Local currency borrowings INR	Mar. 31, 2011 Local currency borrowings INR	Mar. 31, 2012 Lower tier II capital INR	Mar. 31, 2011 Upper tier II capital INR
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital								36,500	11,050
Other long-term debt	$ 1,322.6	67,310.1	19,356.7	31,033.8	5,351.4	36,276.3	14,005.3

Accrued Expenses and Other Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Other Liabilities [Line Items]
Bills payable	$ 1,074	54,657.3	56,361.5
Remittances in transit	468.8	23,858.1	21,054.9
Accrued expenses	394.5	20,077.9	16,266.8
New account deposits	97.1	4,942.1	5,435.5
Accounts payable	972.3	49,480.2	44,626.7
Derivatives	2,513.9	127,932.3	74,401.8
Others	307	15,620.2	14,410.4
Total	$ 5,827.6	296,568.1	232,557.6

Accumulated Other Comprehensive Income (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized loss on available for sale securities	$ (145.7)	(7,414.9)	(5,661)
Foreign currency translation reserve	4	202.1	(51.5)
Total	$ (141.7)	(7,212.8)	(5,712.5)

Income Tax Expense (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2010 INR
Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense	$ 525.5		26,743.1		22,905.4		13,656.7
Deferred income tax (benefit) expense	(38.3)	[1]	(1,950)	[1]	(1,207.1)	[1]	(1,318.3)	[1]
Interest on income tax refund	(19)		(964.4)
Income tax expense	$ 468.2	[2]	23,828.7	[2]	21,698.3	[2]	12,338.4	[2]

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,281.3 million, Rs. 919.1 million and Rs.805.1 million for fiscals 2010, 2011 and 2012, respectively.
[2]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,955.3 million, Rs. 2,402.1 million and Rs.782.3 million for fiscals 2010, 2011 and 2012, respectively.

Income Tax Expense (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2012 Amortization of intangible assets INR	Mar. 31, 2011 Amortization of intangible assets INR	Mar. 31, 2010 Amortization of intangible assets INR
Components Of Income Tax Expense Benefit [Line Items]
Deferred income tax benefits on the amortization of intangible assets	$ (38.3)	[1]	(1,950)	[1]	(1,207.1)	[1]	(1,318.3)	[1]	805.1	919.1	1,281.3
Change in the unrealized net (loss) gain on available for sale securities, tax			782.3		2,402.1		2,955.3

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,281.3 million, Rs. 919.1 million and Rs.805.1 million for fiscals 2010, 2011 and 2012, respectively.

Reconciliation of Estimated Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2010 INR
Reconciliation of Effective Income Tax Rate [Line Items]
Net income before taxes	$ 1,450.9		73,836.7		63,225.6		37,226.2
Effective statutory income tax rate	32.45%		32.45%		33.22%		33.99%
Expected income tax expense	470.7		23,956.3		21,002		12,653.2
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund	(12.8)		(651.5)		0		0
Permanent differences:
Stock-based compensation	24.9		1,268.6		1,132		1,217
Income exempt from taxes	(19.3)		(981.9)		(650.4)		(1,529.4)
Effect of change in statutory tax rate	2.7		136.7		106.2
Other, net	2		100.5		108.5		(2.4)
Income tax expense	$ 468.2	[1]	23,828.7	[1]	21,698.3	[1]	12,338.4	[1]

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,955.3 million, Rs. 2,402.1 million and Rs.782.3 million for fiscals 2010, 2011 and 2012, respectively.

Tax Effects of Significant Temporary Differences (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Deductible temporary differences:
Allowance for loan losses	$ 121.8	6,198.2	5,935
Unrealized loss on securities available for sale	69.8	3,553.4	2,771.1
Investments, others	13.6	693	244.6
Employee benefits	38.2	1,942.1	1,603.4
Others	47.9	2,432	2,148.2
Deferred tax asset	291.3	14,818.7	12,702.3
Taxable temporary differences:
Property and equipment	16.2	822.6	993.9
Loan origination cost	21.8	1,108.5	713.2
Derivatives	2.4	121.9	148.6
Intangible assets	26	1,321.8	2,126.9
Deferred tax liability	66.4	3,374.8	3,982.6
Net deferred tax (asset) liability	$ (224.9)	(11,443.9)	(8,719.7)

Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Income Taxes [Line Items]
Total unrecognized tax benefit	$ 13.6	691.3	$ 13.6	691.3	691.3
The total unrecognized tax benefits, if recognized, that would reduce the tax provisions and thereby affect the effective tax rate		691.3

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Income Tax Contingency [Line Items]
Opening balance	$ 13.6	691.3	691.3
Increase/(decrease) related to prior year tax positions	0	0	0
Closing balance	$ 13.6	691.3	691.3

Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 18, 2012	Jul. 06, 2011	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Employees Stock Option Scheme INR	Mar. 31, 2011 Employees Stock Option Scheme INR	Mar. 31, 2010 Employees Stock Option Scheme	Mar. 31, 2012 Employees Stock Option Scheme Modification of employee stock option schemes (excluding Employees Stock Option Schemes issued on acquisition of CBoP) INR	Mar. 31, 2011 Employees Stock Option Scheme Modification of employee stock option schemes (excluding Employees Stock Option Schemes issued on acquisition of CBoP) INR	Mar. 31, 2012 Employees Stock Option Scheme Minimum	Mar. 31, 2012 Employees Stock Option Scheme Maximum	Jan. 31, 2000 Employees Stock Option Scheme Plan ''A'' INR	Jun. 30, 2003 Employees Stock Option Scheme Plan ''B'' INR	Jun. 30, 2005 Employees Stock Option Scheme Plan ''C'' INR	Jun. 30, 2007 Employees Stock Option Scheme Plan ''D'' INR	Mar. 31, 2011 Employees Stock Option Scheme Plan "E" INR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance														50,000,000	50,000,000	50,000,000	75,000,000	100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved														100	100	100	150	200
Employees' Stock Option Scheme, expiration							5 years
Employees' Stock Option Scheme, maximum vesting period												1 year	3 years
Stock-based compensation, options granted	35,359,500	243,750					35,603,250	32,967,500	36,341,250
Stock-based compensation, additional compensation cost due to plan modification								20.9			20.9
Stock-based compensation, intrinsic value of options exercised				107.2	195.4	798.7
Stock-based compensation, aggregate intrinsic value of options outstanding				654.3	284.5
Stock-based compensation, aggregate intrinsic value of options exercisable				177.1	284.5
Stock-based compensation, total stock compensation cost recognized under the plans			76.4	3,887.7	3,407.7	3,580.6
Unvested options			43,457,650	43,457,650	32,792,500
Unvested options, weighted average exercise price				463.5	440.2
Unvested options, aggregate intrinsic value				477.2
Stock-based compensation, total estimated compensation cost to be recognized in future periods							4,917.1	3,327.8
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)							10 months 24 days

Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield		0.55%
Expected volatility	29.35%	30.00%
Expected volatility, lower range			44.68%
Expected volatility, upper range			49.86%
Risk-free interest rate, lower range	8.04%	7.53%	7.32%
Risk-free interest rate, upper range	8.22%	7.62%	7.71%
Expected lives	1-5.2 years	1-4.3 years	1-4 years
Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield	0.65%		0.59%
Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield	0.70%		0.69%

Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail)	1 Months Ended		12 Months Ended
	Jan. 18, 2012	Jul. 06, 2011	Mar. 31, 2012 Employees Stock Option Scheme		Mar. 31, 2011 Employees Stock Option Scheme		Mar. 31, 2010 Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period			91,642,000	[1]	22,812,500	[1]	57,124,500	[1]
Equity shares allocated for grant under the plan			0		100,000,000		0
Options granted	(35,359,500)	(243,750)	(35,603,250)		(32,967,500)		(36,341,250)
Forfeited/lapsed			1,077,250	[1]	1,797,000	[1]	2,029,250	[1]
Options available to be granted, end of period			57,116,000		91,642,000	[1]	22,812,500	[1]

[1]	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/lapse are not available for re-issue.

Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) (INR)	1 Months Ended		12 Months Ended
	Jan. 18, 2012	Jul. 06, 2011	Mar. 31, 2012 Employees Stock Option Scheme	Mar. 31, 2011 Employees Stock Option Scheme	Mar. 31, 2010 Employees Stock Option Scheme
Options
Options outstanding, beginning of period			85,924,615	92,347,270	90,977,575
Granted	35,359,500	243,750	35,603,250	32,967,500	36,341,250
Exercised			(20,559,850)	(37,412,060)	(30,794,715)
Forfeited			(879,000)	(1,492,250)	(1,748,025)
Lapsed			(216,275)	(485,845)	(2,428,815)
Options outstanding, end of period			99,872,740	85,924,615	92,347,270
Options exercisable, end of period			56,415,090	53,132,115	53,639,770
Weighted Average Exercise Price
Options outstanding, beginning of period			325.27	241.54	195.51
Granted			468.67	440.16	302.41
Exercised			257.91	221.36	180.54
Forfeited			439.76	328.39	254.94
Lapsed			199.6	198.05	191.97
Options outstanding, end of period			389.52	325.27	241.54
Options exercisable, end of period			332.53	254.36	202.11
Weighted average fair value of options granted during the year			163.43	140.74	117.24

Stock Options Outstanding, Employees Stock Option Schemes (Detail) (Employees Stock Option Scheme)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2012 Plan ''B'' USD ($)	Mar. 31, 2012 Plan ''B'' INR	Mar. 31, 2012 Plan ''C'' USD ($)	Mar. 31, 2012 Plan ''C'' INR	Mar. 31, 2012 Plan ''D'' USD ($)	Mar. 31, 2012 Plan ''D'' INR	Mar. 31, 2012 Plan "E" USD ($)	Mar. 31, 2012 Plan "E" INR	Mar. 31, 2012 Key ESOP USD ($)	Mar. 31, 2012 Key ESOP INR	Mar. 31, 2012 General ESOP USD ($)	Mar. 31, 2012 General ESOP INR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price													$ 0.46	23.2
Range of exercise price, Lower Range					$ 1.41	71.72	$ 2.48	126.12	$ 4.32	219.74	$ 8.65	440.16			$ 1.74	88.45
Range of exercise price, Upper Range					$ 4.32	219.74	$ 4.32	219.74	$ 6.7	340.96	$ 9.99	508.23			$ 4.95	251.72
Number Of Shares Arising Out Of Options	99,872,740	85,924,615	92,347,270	90,977,575	1,950,300	1,950,300	3,421,500	3,421,500	26,489,250	26,489,250	66,270,250	66,270,250	33,595	33,595	1,707,845	1,707,845
Weighted Average Remaining Life					1 year 1 month 28 days	1 year 1 month 28 days	11 months 5 days	11 months 5 days	2 years 1 month 13 days	2 years 1 month 13 days	4 years 6 months 18 days	4 years 6 months 18 days	1 year 15 days	1 year 15 days	1 year 10 months 17 days	1 year 10 months 17 days
Weighted Average Exercise Price	389.52	325.27	241.54	195.51		207.68		191.41		276.03		455.47		23.2		202.65

Retirement Benefits - Additional Information (Detail) (INR)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Superannuation
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	13.00%
Defined contribution plan, employer contribution recognized as an expense	327,100,000	258,600,000	229,700,000
Superannuation | Managing Director, Executive Directors and for certain employees of CBoP
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	15.00%
Provident Fund
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	12.00%
Defined contribution plan, employer contribution recognized as an expense	1,165,400,000	928,800,000	810,800,000
Provident Fund Administered by Regional Provident Fund Commissioner
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employees annual contribution as a percentage of eligible annual salary	8.33%
Defined contribution plan, amount used to determine contribution to Pension Scheme administered by Regional Provident Fund Commissioner	6,500
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of days of eligible salary payable for each completed year of service	15 days
Defined benefit plan, vesting period	5 years
Defined benefit plan, expected contribution to the plan for the next fiscal year	410,100,000
Defined benefit plan, accumulated benefit obligation	937,700,000	685,100,000
Gratuity | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	429,300,000	502,500,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year	62,830,000
Defined benefit plan, accumulated benefit obligation	385,600,000	393,700,000
Pension | Centurion Bank of Punjab Limited
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contribution as a percentage of basic salary	10.00%
Lock-in-period after which contribution made for employees stand frozen and will be converted into an annuity on separation	2 years
Pension | Centurion Bank of Punjab Limited | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	10 years
Pension | Centurion Bank of Punjab Limited | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	15 years
Pension | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	222,900,000	227,900,000

Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) (Gratuity) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	$ 26.7	1,360.8	992
Service cost	5.6	283.6	269.5	209.9
Interest cost	2.3	115.7	78	58.9
Actuarial(gains)/ losses	(0.1)	(5.6)	103
Benefits paid	(1.8)	(91.5)	(81.7)
Projected benefit obligation, end of the period	32.7	1,663	1,360.8	992
Change in plan assets:
Fair value of plan assets, beginning of the period	13	660	517.4
Expected return on plan assets	1.2	63.1	23.6
Actuarial gains/(losses)	(0.2)	(9.3)	0.1
Actual return on plan assets	1	53.8	23.7
Employer contributions	5.8	296.3	200.6
Benefits paid	(1.8)	(91.5)	(81.7)
Fair value of plan assets, end of the period	18	918.6	660	517.4
Funded Status	$ (14.7)	(744.4)	(700.8)

Net Gratuity Cost (Detail) (Gratuity) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 5.6	283.6	269.5	209.9
Interest cost	2.3	115.7	78	58.9
Expected return on plan assets	(1.2)	(63.1)	(23.6)	(38.8)
Actuarial (gains)/ losses	0.1	3.7	102.9	(27.3)
Net gratuity cost	$ 6.8	339.9	426.8	202.7

Assumptions Used in Accounting for Gratuity Plan (Detail) (Gratuity)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	8.80%	[1]	8.20%	[1]	8.40%	[1]
Discount rate - net periodic benefit cost	8.80%	[1]	8.20%	[1]	8.40%	[1]
Rate of increase in compensation levels of covered employees	9.00%		8.50%		8.50%
Rate of return on plan assets	8.00%		8.00%		8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Benefit Payments, Gratuity (Detail) (Gratuity, INR) In Millions, unless otherwise specified	Mar. 31, 2012
Gratuity
Benefit payments
2013	108.5
2014	123.7
2015	129.9
2016	153.7
2017	212.5
2018-2022	627.4

Plan Assets as Percentage of Total Funds (Detail) (Gratuity)	Mar. 31, 2012
Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%	[1]
Funds managed by insurance company (1) | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	56.00%	[1]
Funds managed by insurance company (1) | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	36.00%	[1]
Funds managed by insurance company (1) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	6.00%	[1]
Funds managed by insurance company (1) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	2.00%	[1]
Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%	[1]
Funds managed by insurance company (2) | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	26.40%	[1]
Funds managed by insurance company (2) | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	25.30%	[1]
Funds managed by insurance company (2) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	48.10%	[1]
Funds managed by insurance company (2) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	0.20%	[1]
Funds managed by trust
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by trust | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	39.40%
Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	53.20%
Funds managed by trust | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	0.00%
Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	7.40%

[1]	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2012 are provided separately.

Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) (Pension) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	$ 11.3	573.8	407
Service cost	0.3	15.1	17.6	12.1
Interest cost	0.9	46.1	30.5	27.3
Actuarial (gains)/losses	0.7	34.4	188.6
Benefits paid	(2)	(100.9)	(69.9)
Projected benefit obligation, end of the period	11.2	568.5	573.8	407
Change in plan assets:
Fair value of plan assets, beginning of the period	8.5	433.5	387.8
Expected return on plan assets	0.7	37.8	32.8
Actuarial gains/(losses)	(0.3)	(12.9)	28.5
Actual return on plan assets	0.4	24.9	61.3
Employer contributions	3	153.9	54.3
Benefits paid	(2)	(100.9)	(69.9)
Fair value of plan assets, end of the period	9.9	511.4	433.5	387.8
Funded Status	$ (1.3)	(57.1)	(140.3)

Net Pension Cost (Detail) (Pension) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.3	15.1	17.6	12.1
Interest cost	0.9	46.1	30.5	27.3
Expected return on plan assets	(0.7)	(37.8)	(32.8)	(30.3)
Actuarial (gains)/losses	1	47.3	160.1	37.8
Net pension cost	$ 1.5	70.7	175.4	46.9

Assumptions Used in Accounting for Pension Plan (Detail) (Pension)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	8.80%	[1]	8.20%	[1]	8.40%	[1]
Discount rate - net periodic benefit cost	8.80%	[1]	8.20%	[1]	8.40%	[1]
Rate of increase in compensation levels of covered employees	9.00%		8.50%		8.50%
Rate of return on plan assets	8.00%		8.00%		8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Benefit Payments, Pension (Detail) (Pension, INR) In Millions, unless otherwise specified	Mar. 31, 2012
Pension
Benefit payments
2013	56.1
2014	49.8
2015	25.3
2016	49.5
2017	55
2018-2022	303.3

Weighted-Average Asset Allocation of Said Plan Assets for Pension Benefits and Other Benefits (Detail) (Pension)	Mar. 31, 2012
Funds managed by trust
Weighted-average asset allocation	100.00%
Government of India securities
Funds managed by trust
Weighted-average asset allocation	32.80%
Debenture and bonds
Funds managed by trust
Weighted-average asset allocation	54.40%
Other securities
Funds managed by trust
Weighted-average asset allocation	12.80%

Plan Investment Assets for Gratuity Funds and Pension Fund Measured at Fair Value by Level and in Total (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) USD ($)	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by insurance company (1) INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by insurance company (1) INR	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by insurance company (2) INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by insurance company (2) INR	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Government of India securities INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Government of India securities INR	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Debenture and bonds INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Debenture and bonds INR	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Other INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Other INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) USD ($)	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by insurance company (1) INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by insurance company (1) INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by insurance company (2) INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by insurance company (2) INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Government of India securities INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Government of India securities INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Debenture and bonds INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Debenture and bonds INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Other INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Other INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) USD ($)	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by insurance company (1) INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by insurance company (1) INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by insurance company (2) INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by insurance company (2) INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Government of India securities INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Government of India securities INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Debenture and bonds INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Debenture and bonds INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Other INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Other INR
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	$ 1.6	83.7	121.2	0	0	0	0	0	0	0	0	83.7	121.2	$ 21.9	1,112.5	794.2	0	0	437.2	358.9	265.3	220.2	410	215.1	0	0	$ 4.6	233.8	178.1	233.8	178.1	0	0	0	0	0	0	0	0

Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) (Plan investment funds managed by insurance companies)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 Other Funds INR	Mar. 31, 2011 Other Funds INR
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 3.5	178.1	170.1
Purchases, sales and settlements	1.1	55.7	8
Ending Balance	$ 4.6	233.8	178.1

Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Interest rate derivatives USD ($)	Mar. 31, 2012 Interest rate derivatives INR	Mar. 31, 2011 Interest rate derivatives INR	Mar. 31, 2012 Currency options USD ($)	Mar. 31, 2012 Currency options INR	Mar. 31, 2011 Currency options INR	Mar. 31, 2012 Currency swaps USD ($)	Mar. 31, 2012 Currency swaps INR	Mar. 31, 2011 Currency swaps INR	Mar. 31, 2012 Forward exchange contracts USD ($)	Mar. 31, 2012 Forward exchange contracts INR	Mar. 31, 2011 Forward exchange contracts INR	Mar. 31, 2011 Forward rate agreements INR
Derivatives, Fair Value [Line Items]
Notional	$ 162,611.7	8,275,307.5	5,446,623.2	$ 46,223.9	2,352,335.4	2,045,524.2	$ 4,335.2	220,616.6	358,206.1	$ 1,050.1	53,438.4	35,368.4	$ 111,002.5	5,648,917.1	3,006,909.9	614.6
Gross Assets	2,617.3	133,194.3	75,593.6		11,735.6	18,885.7		3,987.7	5,448.6		2,959.3	927.5		114,511.7	50,331.2	0.6
Gross Liabilities	2,513.9	127,932.3	74,401.8		12,353.8	20,835.1		3,038.8	5,840.6		1,882	726.3		110,657.7	46,999.3	0.5
Net Fair Value	$ 103.4	5,262	1,191.8	$ (12.1)	(618.2)	(1,949.4)	$ 18.6	948.9	(392)	$ 21.2	1,077.3	201.2	$ 75.7	3,854	3,331.9	0.1

Information Related to Derivative Amounts Recognized in Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Interest rate derivatives USD ($)	Mar. 31, 2012 Interest rate derivatives INR	Mar. 31, 2011 Interest rate derivatives INR	Mar. 31, 2012 Forward rate agreements USD ($)	Mar. 31, 2012 Forward rate agreements INR	Mar. 31, 2011 Forward rate agreements INR	Mar. 31, 2012 Currency options USD ($)	Mar. 31, 2012 Currency options INR	Mar. 31, 2011 Currency options INR	Mar. 31, 2012 Currency swaps USD ($)	Mar. 31, 2012 Currency swaps INR	Mar. 31, 2011 Currency swaps INR	Mar. 31, 2012 Forward exchange contracts USD ($)	Mar. 31, 2012 Forward exchange contracts INR	Mar. 31, 2011 Forward exchange contracts INR
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	$ 54.8	2,788.7	(3,873.8)	2,911	$ (14.1)	(715.9)	(1,815.4)	$ 0	(0.1)	(0.1)	$ 4.3	220.1	254.8	$ 16.2	823.3	(721.3)	$ 48.4	2,461.3	(1,591.8)

Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Guarantees INR	Mar. 31, 2011 Guarantees INR	Mar. 31, 2012 Guarantees USD ($)	Mar. 31, 2012 Guarantees INR	Mar. 31, 2011 Guarantees INR	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum
Derivative [Line Items]
Remaining tenure of guarantees outstanding									1 day	20 years
Guarantees, non contingent Liability in respect of guarantees issued or modified after December 31, 2002	$ 21	1,067.6	908.4			$ 17.6	895.9	742.2
Guarantees, contingent liability recognized in terms of FASB ASC 450				375.4	394.1
Loan sanction, aggregate of loans contemplated that had not yet been made		682,122

Details of Guarantees and Documentary Credits Outstanding (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Financial guarantees USD ($)	Mar. 31, 2012 Financial guarantees INR	Mar. 31, 2011 Financial guarantees INR	Mar. 31, 2012 Performance guarantees USD ($)	Mar. 31, 2012 Performance guarantees INR	Mar. 31, 2011 Performance guarantees INR	Mar. 31, 2012 Documentary credits USD ($)	Mar. 31, 2012 Documentary credits INR	Mar. 31, 2011 Documentary credits INR	Mar. 31, 2012 Guarantees USD ($)	Mar. 31, 2012 Guarantees INR	Mar. 31, 2011 Guarantees INR
Derivatives, Fair Value [Line Items]
Bank guarantees	$ 6,799.2	346,013	271,367.9	$ 1,511.5	76,921.6	62,104.7	$ 1,177.2	59,909.3	54,857.1	$ 4,110.5	209,182.1	154,406.1
Estimated fair values of bank guarantees	$ (21)	(1,067.6)	(908.4)							$ (3.4)	(171.7)	(166.2)	$ (17.6)	(895.9)	(742.2)

Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Financial Assets:
Cash and cash equivalents	$ 3,695.1	188,043	$ 5,677	288,902.1	297,558.5	171,224.4
Term placements	2,949.4	150,096.5		102,049.4
Investments held for trading	1,513.9	77,043.4		38,216.9
Investments available for sale	15,859.3	807,080.4		628,704.9
Securities purchased under agreements to resell	410.1	20,868.3		0
Loans	39,425.7	2,006,374.3		1,622,856
Accrued interest receivable	523.6	26,645.5		19,752.6
Other assets	3,177.5	161,705.4		97,884.7
Financial Liabilities:
Interest-bearing deposits	39,537.4	2,012,057.9		1,619,283.6
Non-interest-bearing deposits	8,901.4	452,991.7		462,845.4
Securities sold under repurchase agreements	1,375.5	70,000		60,000
Short-term borrowings	2,213.5	112,642.8		76,686.7
Accrued interest payable	1,020.6	51,935.9		27,746
Long-term debt	3,504.9	178,366.6		93,287.2
Accrued expenses and other liabilities	5,171.9	263,198.8		203,084.2
Financial Assets:
Cash and cash equivalents	3,695.1	188,043		288,902.1
Term placements	2,945.6	149,900.6		101,982.3
Investments held for trading	1,513.9	77,043.4		38,216.9
Investments available for sale	15,859.3	807,080.4		628,704.9
Securities purchased under agreements to resell	410.1	20,868.3		0
Loans	39,798.3	2,025,336.9		1,626,854
Accrued interest receivable	523.6	26,645.5		19,752.6
Other assets	3,157	160,657.4		96,986.2
Financial Liabilities:
Interest-bearing deposits	39,666.1	2,018,607.1		1,624,611.7
Non-interest-bearing deposits	8,901.4	452,991.7		462,845.4
Securities sold under repurchase agreements	1,375.5	70,000		60,000
Short-term borrowings	2,213.5	112,642.8		76,686.7
Accrued interest payable	1,020.6	51,935.9		27,746
Long-term debt	3,571.9	181,775.7		94,373.6
Accrued expenses and other liabilities	$ 5,171.9	263,198.8		203,084.2

Summarized Segment Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Retail business banking INR	Mar. 31, 2011 Retail business banking INR	Mar. 31, 2010 Retail business banking INR	Mar. 31, 2012 Wholesale Banking INR	Mar. 31, 2011 Wholesale Banking INR	Mar. 31, 2010 Wholesale Banking INR	Mar. 31, 2012 Treasury Services INR	Mar. 31, 2011 Treasury Services INR	Mar. 31, 2010 Treasury Services INR
Segment Reporting Information [Line Items]
Net interest income (External)	$ 2,483.6	126,392	108,402.3	80,931.3	73,157	57,723.7	39,284.6	52,357	50,959.5	41,715.4	878	(280.9)	(68.7)
Net interest income (Internal)	0	0	0	0	27,856.6	30,895.4	31,570	(29,476)	(32,113.5)	(31,547.8)	1,619.4	1,218.1	(22.2)
Net interest revenue	2,483.6	126,392	108,402.3	80,931.3	101,013.6	88,619.1	70,854.6	22,881	18,846	10,167.6	2,497.4	937.2	(90.9)
Less: Provision for credit losses	154	7,837.3	9,621.9	18,193.9	6,445.6	5,585.5	16,586.3	1,391.7	4,036.4	1,607.6	0	0	0
Net interest revenue, after allowance for credit losses	2,329.6	118,554.7	98,780.4	62,737.4	94,568	83,033.6	54,268.3	21,489.3	14,809.6	8,560	2,497.4	937.2	(90.9)
Non-interest revenue	1,033.5	52,595.5	46,815.4	42,899.7	46,193.6	39,287.4	30,417.4	7,609.4	6,342.3	5,565.6	(1,207.5)	1,185.7	6,916.7
Non-interest expense	(1,912.2)	(97,313.5)	(82,370.2)	(68,410.9)	(86,131.7)	(70,459)	(59,620.7)	(8,146.5)	(10,851.2)	(8,016.4)	(3,035.3)	(1,060)	(773.8)
Income before income tax	1,450.9	73,836.7	63,225.6	37,226.2	54,629.9	51,862	25,065	20,952.2	10,300.7	6,109.2	(1,745.4)	1,062.9	6,052
Segment assets:
Segment average total assets	$ 61,172.8	3,113,086	2,559,956.3	2,013,129.8	1,557,746.6	1,191,386.4	935,427.3	1,423,614.1	1,287,233.9	1,023,020	131,725.3	81,336	54,682.5

Commitments and Contingencies - Additional Information (Detail) (INR) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	3,274.2	3,551.2
Contingencies, estimated provision for indirect taxes claims which are not yet acknowledged as debts	3,120.7	1,538.9
Future minimum lease payments expected to be received under non-cancellable sub leases	664.7	742.8

Rental Expenses and Sub-Lease Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Operating Leased Assets [Line Items]
The total minimum lease payments during the year recognized in the consolidated statement of income	$ 105.8	5,382	4,630.7	4,066.6
Sub-lease income recognized in the consolidated statement of income	$ 4.7	241.7	181.3	139.3

Future Minimum Lease Payments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR
Operating Leased Assets [Line Items]
2013	$ 101.2	5,152
2014	93.8	4,774.5
2015	88.2	4,489.7
2016	82.9	4,217.3
2017	77.6	3,949.1
Thereafter	143.7	7,311.3
Total	$ 587.4	29,893.9

Movement in Provision for Credit Card and Debit Card Reward Points (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Commitments and Contingencies Disclosure [Line Items]
Opening provision of reward points	$ 11.7	593.3	340
Provision made during the year	10.8	551	470.7
Utilization/ write back of provision	(4.3)	(221)	(183.7)
Effect of change in rate of accrual of reward points	(1.3)	(65.3)	17.8
Effect of change in cost of reward points	0	0	(51.5)
Closing provision of reward points	$ 16.9	858	593.3

Balances Payable to Related Parties (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Principal Owner INR	Mar. 31, 2011 Principal Owner INR	Mar. 31, 2012 Others INR	Mar. 31, 2011 Others INR
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	$ 328.5	16,717.4	8,405.6	13,477.8	6,600.2	3,239.6	1,805.4
Balances in interest- bearing deposits	160	8,142.8	9,808.6	7,629.9	9,598	512.9	210.6
Total	$ 488.5	24,860.2	18,214.2	21,107.7	16,198.2	3,752.5	2,016

Balances Receivable from Related Parties (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Principal Owner INR	Mar. 31, 2011 Principal Owner INR	Mar. 31, 2012 Others INR	Mar. 31, 2011 Others INR
Related Party Transaction [Line Items]
Loans	$ 5.6	286.4	0	0	0	286.4	0
Other assets	17.6	892.7	684.2	54.5	84.4	838.2	599.8
Total	$ 23.2	1,179.1	684.2	54.5	84.4	1,124.6	599.8

Related Party Transactions - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 Housing Development Finance Corporation Limited INR	Mar. 31, 2011 Housing Development Finance Corporation Limited INR	Mar. 31, 2012 ''AAA'' rated home loans INR	Mar. 31, 2011 ''AAA'' rated home loans INR	Mar. 31, 2012 Principal Owner INR	Mar. 31, 2011 Principal Owner INR	Mar. 31, 2010 Others Housing Development Finance Corporation Limited INR	Jun. 02, 2008 Others Housing Development Finance Corporation Limited
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties								0	0
Purchase of investments from others	239.7	238.6
Sale of investments from others	4,585.2	239.1
"AAA" rated home loans purchased						49,776.2	43,789.7
Dividend paid to HDFC Limited				1,297.6	943.7
Foreign exchange and derivative contracts, notional principal amount	8,275,307.5	5,446,623.2	162,611.7	2,500	2,500
Foreign exchange and derivative contracts, mark to market gains				107.3	65.8
Preferential offer of warrants, warrants issued											131,001,100
Preferential offer of warrants, number equity shares called by warrants											131,001,100
Preferential offer of warrants, exercise price											306.03
Preferential offer of warrants, proceeds from exercise of warrants										36,080.6

Significant Transactions with Related Parties Included in Determination of Net Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Noninterest Expense Administrative and Other USD ($)	Mar. 31, 2012 Noninterest Expense Administrative and Other INR	Mar. 31, 2011 Noninterest Expense Administrative and Other INR	Mar. 31, 2010 Noninterest Expense Administrative and Other INR	Mar. 31, 2012 Noninterest Expense Premises and equipment USD ($)	Mar. 31, 2012 Noninterest Expense Premises and equipment INR	Mar. 31, 2011 Noninterest Expense Premises and equipment INR	Mar. 31, 2010 Noninterest Expense Premises and equipment INR	Mar. 31, 2012 Fees and commissions USD ($)	Mar. 31, 2012 Fees and commissions INR	Mar. 31, 2011 Fees and commissions INR	Mar. 31, 2010 Fees and commissions INR	Mar. 31, 2012 Interest and Dividend revenue USD ($)	Mar. 31, 2012 Interest and Dividend revenue INR	Mar. 31, 2011 Interest and Dividend revenue INR	Mar. 31, 2010 Interest and Dividend revenue INR	Mar. 31, 2012 Principal Owner Noninterest Expense Administrative and Other INR	Mar. 31, 2011 Principal Owner Noninterest Expense Administrative and Other INR	Mar. 31, 2010 Principal Owner Noninterest Expense Administrative and Other INR	Mar. 31, 2012 Principal Owner Noninterest Expense Premises and equipment INR	Mar. 31, 2011 Principal Owner Noninterest Expense Premises and equipment INR	Mar. 31, 2010 Principal Owner Noninterest Expense Premises and equipment INR	Mar. 31, 2012 Principal Owner Fees and commissions INR	Mar. 31, 2011 Principal Owner Fees and commissions INR	Mar. 31, 2010 Principal Owner Fees and commissions INR	Mar. 31, 2012 Principal Owner Interest and Dividend revenue INR	Mar. 31, 2011 Principal Owner Interest and Dividend revenue INR	Mar. 31, 2010 Principal Owner Interest and Dividend revenue INR	Mar. 31, 2012 Others Noninterest Expense Administrative and Other INR	Mar. 31, 2011 Others Noninterest Expense Administrative and Other INR	Mar. 31, 2010 Others Noninterest Expense Administrative and Other INR	Mar. 31, 2012 Others Noninterest Expense Premises and equipment INR	Mar. 31, 2011 Others Noninterest Expense Premises and equipment INR	Mar. 31, 2010 Others Noninterest Expense Premises and equipment INR	Mar. 31, 2012 Others Fees and commissions INR	Mar. 31, 2011 Others Fees and commissions INR	Mar. 31, 2010 Others Fees and commissions INR	Mar. 31, 2012 Others Interest and Dividend revenue INR	Mar. 31, 2011 Others Interest and Dividend revenue INR	Mar. 31, 2010 Others Interest and Dividend revenue INR
Related Party Transaction [Line Items]
Related party transaction revenues									$ 138.3	7,038.7	8,755.8	6,677.8	$ 0.3	14.2	45	25.8							838.7	807.2	769	0	0	0							6,200	7,948.6	5,908.8	14.2	45	25.8
Related party transaction expenses	$ (7.2)	(366.4)	(327.9)	(570)	$ (0.6)	(29.5)	(29.9)	(22.2)									0	0	0	(16.9)	(17.3)	(8.5)							(366.4)	(327.9)	(570)	(12.6)	(12.6)	(13.7)

Regulatory Capital and Capital Adequacy - Additional Information (Detail) (INR) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Indian GAAP	Mar. 31, 2012 Basel I	Mar. 31, 2011 Basel I	Mar. 31, 2009 Basel I	Mar. 31, 2012 Basel II	Mar. 31, 2011 Basel II	Mar. 31, 2009 Basel II
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Required minimum Capital to Risk-weighted Asset Ratio					9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Required minimum Tier 1 capital ratio					4.50%	4.50%		6.00%	6.00%	6.00%
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval	25.00%
Dividend payout, description of restrictions				As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2012 cannot exceed 35% of net income of Rs. 51,670.9 million as calculated under Indian GAAP.
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP				35.00%
Net income calculated under Indian GAAP	51,670.9
Dividends declared	4.3	3.3	2.6

Regulatory Capital and Capital Adequacy Ratios (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Basel I USD ($)	Mar. 31, 2012 Basel I INR	Mar. 31, 2011 Basel I INR	Mar. 31, 2009 Basel I	Mar. 31, 2012 Basel II USD ($)	Mar. 31, 2012 Basel II INR	Mar. 31, 2011 Basel II INR	Mar. 31, 2009 Basel II
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 5,524.4	281,135.6	237,704.1		$ 5,515.3	280,674.9	237,183.5
Tier 2 capital	2,338.2	118,989.7	77,438.1		2,338.2	118,989.7	77,438.1
Total capital	7,862.6	400,125.3	315,142.2		7,853.5	399,664.6	314,621.6
Total risk-weighted assets and contingents	$ 50,061.8	2,547,642.9	2,057,206.2		$ 47,533.2	2,418,963.2	1,939,602.6
Capital ratios of the Bank:
Tier 1	11.04%	11.04%	11.56%		11.60%	11.60%	12.23%
Total capital	15.71%	15.71%	15.32%		16.52%	16.52%	16.22%
Minimum capital ratios required by the RBI:
Tier 1	4.50%	4.50%	4.50%		6.00%	6.00%	6.00%	6.00%
Total capital	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%

Earnings per Equity Share - Additional Information (Detail) (INR)	12 Months Ended			12 Months Ended
	Mar. 31, 2012	Jul. 16, 2011	Mar. 31, 2011	Mar. 31, 2012 Options Held	Mar. 31, 2011 Options Held	Mar. 31, 2012 Stock Split	Jul. 16, 2011 After Stock Split	Mar. 31, 2011 After Stock Split
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Description of the stock split						By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.
Common stock, par value	2	10	2				2	2
American depository shares ratio, shares representative of 1 ADS	3					3
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance				8,968,251	16,413,932

Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	2,336,704,062	2,309,042,936	2,182,197,865
Effect of potential equity shares for stock options outstanding	20,643,197	32,879,357	27,045,525
Weighted average number of equity shares used in computing diluted earnings per equity share	2,357,347,259	2,341,922,293	2,209,243,390

Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 ADS USD ($)	Mar. 31, 2012 ADS INR	Mar. 31, 2011 ADS INR	Mar. 31, 2010 ADS INR
Earnings Per Share Disclosure [Line Items]
Basic earnings per share	$ 0.42	21.3	17.84	11.26
Effect of potential equity shares for stock options outstanding	$ 0.01	0.18	0.25	0.14	$ 0.01	0.54	0.75	0.42
Diluted earnings per share	$ 0.41	21.12	17.59	11.12
Basic earnings per ADS	$ 1.26	63.9	53.52	33.78
Diluted earnings per ADS	$ 1.23	63.36	52.77	33.36

Subsidiaries - Additional Information (Detail)	Mar. 31, 2012
HDB Financial Services Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	97.60%
HDFC Securities Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	63.10%
Atlas Documentary Facilitators Company Private Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	59.00%
HBL Global Private Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	98.00%

Investments in Affiliates - Additional Information (Detail) (INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Maximum equity stake holdings in another company without prior approval of RBI	30.00%
Affiliates
Investments in and Advances to Affiliates [Line Items]
Increase/ (decrease) in the carrying value in companies	61.6	(45.8)

Investments in Affiliates (Detail) (INR) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
Type of Business	Unit capital accounting and transfer agency services
HDFC Bank Ltd. and subsidiaries Investment	11.1
HDFC Bank Ltd. and Subsidiaries Ownership	16.10%
Softcell Technologies Limited (''Softcell'')
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business-to-business software services
HDFC Bank Ltd. and subsidiaries Investment	30.3
HDFC Bank Ltd. and Subsidiaries Ownership	14.00%
International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business of securitization and asset reconstruction
HDFC Bank Ltd. and subsidiaries Investment	311.7
HDFC Bank Ltd. and Subsidiaries Ownership	29.40%
HDFC Group | Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	31.20%
HDFC Group | Softcell Technologies Limited (''Softcell'')
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	26.00%
HDFC Group | International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	29.40%

Fair Value Measurement - Additional Information (Detail) (INR) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at cost	578.8	588.1

Investments Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring INR	Mar. 31, 2011 Fair Value, Measurements, Recurring INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Securities Available-for-Sale INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Securities Available-for-Sale INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Securities Available-for-Sale INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Securities Available-for-Sale INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) Securities Available-for-Sale INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) Securities Available-for-Sale INR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	$ 1,513.9	77,043.4	38,216.9		77,043.4	38,216.9				0	2.9				77,043.4	38,214
Investments				$ 17,361.8	883,545	666,333.7	806,501.6	628,116.8	$ 13.2	673.4	876.9	673.4	874	$ 17,348.6	882,871.6	665,456.8	805,828.2	627,242.8

Derivative Instruments Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Fair Value, Measurements, Recurring INR	Mar. 31, 2011 Fair Value, Measurements, Recurring INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant unobservable inputs (Level 3) INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant unobservable inputs (Level 3) INR
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	$ 2,617.3	133,194.3	75,593.6	133,194.3	75,593.6	0	0	133,194.3	75,593.6	0	0
Derivative liabilities	$ 2,513.9	127,932.3	74,401.8	127,932.3	74,401.8	0	0	127,932.3	74,401.8	0	0

Subsequent Events - Additional Information (Detail) (Subsequent Event, INR) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Jul. 31, 2012
Dividend paid
Subsequent Event [Line Items]
Dividend paid, per share amount	4.3
Dividend paid, total amount	11,772.5
Dividend Declared
Subsequent Event [Line Items]
Dividend declared, date approved	Jul 13, 2012